--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1

Statements of Investments:

     Total Return Fund......................................    2

     Capital Appreciation Fund..............................    4

     Government Bond Fund...................................    6

     Money Market Fund......................................    8

     Nationwide Small Company Fund..........................   12

     Nationwide Income Fund.................................   20

     Nationwide Strategic Growth Fund.......................   21

     Nationwide Strategic Value Fund........................   23

     Nationwide Equity Income Fund..........................   24

     Nationwide High Income Bond Fund.......................   27

     Nationwide Balanced Fund...............................   34

     Nationwide Multi Sector Bond Fund......................   38

     Nationwide Small Cap Value Fund........................   45

     Nationwide Select Advisers Small Cap Growth Fund.......   48

     Nationwide Global Equity Fund..........................   53

     Nationwide Mid Cap Index Fund..........................   63

Statements of Assets and Liabilities........................   69

Statements of Operations....................................   72

Statements of Changes in Net Assets.........................   75

Financial Highlights........................................   83

Notes to Financial Statements...............................   93

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
  NATIONWIDE SEPARATE ACCOUNT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Select Advisers Small Cap Growth Fund, Global Equity Fund and Mid Cap Index Fund (sixteen portfolios constituting the Nationwide Separate Account Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of each of their operations for the period ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Nationwide Separate Account Trust for each of the periods presented through December 31, 1996, were audited by other independent accountants, whose report dated February 21, 1997 expressed an unqualified opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 22, 2000

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (97.4%)
              BANKS (3.8%)
    719,000   First Union Corp.              $   23,592,188
  1,819,600   Mellon Financial Corp.             61,980,125
    141,000   Northern Trust Corp.                7,473,000
                                             --------------
                                                 93,045,313
                                             --------------
              BROADCAST MEDIA/CABLE TELEVISION (2.3%)
  1,104,000   Comcast Corp. Class A              55,821,000
                                             --------------
              CHEMICALS (2.6%)
    937,400   E.I. du Pont de Nemours and
              Co.                                61,751,225
                                             --------------
              COMPUTER/HARDWARE (9.9%)
    500,000   Dell Computer Corp.*               25,500,000
    892,000   Hewlett-Packard Co.               101,632,250
  1,050,000   International Business
              Machines Corp.                    113,400,000
                                             --------------
                                                240,532,250
                                             --------------
              COMPUTER SOFTWARE & SERVICES (7.8%)
  1,356,500   BMC Software, Inc.*               108,435,219
  1,300,100   First Data Corp.                   64,111,181
  1,099,700   Gartner Group, Inc. Class A*       16,770,425
                                             --------------
                                                189,316,825
                                             --------------
              CONGLOMERATES (5.0%)
    572,437   Honeywell International, Inc.      33,022,459
    285,986   Illinois Tool Works, Inc.          19,321,929
    511,520   Phillips Electronics NV            69,055,200
                                             --------------
                                                121,399,588
                                             --------------
              DISTRIBUTION (2.4%)
  1,486,000   SYSCO Corp.                        58,789,875
                                             --------------
              ELECTRONICS (1.6%)
    340,000   Intel Corp.                        27,986,250
    100,000   Lucent Technologies, Inc.           7,481,250
    177,000   Woodhead Industries, Inc.           2,057,625
                                             --------------
                                                 37,525,125
                                             --------------
              ENTERTAINMENT (3.1%)
  2,534,750   The Walt Disney Co.                74,141,437
                                             --------------
              FINANCIAL (4.9%)
  1,050,000   Fannie Mae                         65,559,375
    800,000   Household International, Inc.      29,800,000
    165,000   Morgan Stanley Dean Witter &
              Co.                                23,553,750
                                             --------------
                                                118,913,125
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              FOOD & BEVERAGE (6.6%)
    504,700   H.J. Heinz Co.                 $   20,093,369
    950,000   PepsiCo, Inc.                      33,487,500
    409,100   Quaker Oats Co.                    26,847,188
    909,000   Ralston-Ralston Purina Group       25,338,375
  2,414,200   Sara Lee Corp.                     53,263,288
                                             --------------
                                                159,029,720
                                             --------------
              HEALTHCARE (15.8%)
  1,200,000   Bristol-Meyers Squibb Co.          77,025,000
    525,000   Glaxo Wellcome PLC ADR             29,334,375
    550,000   Johnson & Johnson Co.              51,218,750
  1,350,000   Merck & Co., Inc.                  90,534,375
  1,100,000   Schering-Plough Corp.              46,406,250
  1,066,000   Warner-Lambert Co.                 87,345,375
                                             --------------
                                                381,864,125
                                             --------------
              INSURANCE (11.8%)
  2,185,000   The Allstate Corp.                 52,440,000
  4,181,400   AXA Financial, Inc.               141,644,925
        920   Berkshire Hathaway, Inc.
              Class A*                           51,612,000
    720,000   Chubb Corp.                        40,545,000
                                             --------------
                                                286,241,925
                                             --------------
              OIL & GAS (4.1%)
    430,000   Exxon Mobil Corp.                  34,641,875
  2,105,000   The Williams Cos., Inc.            64,334,062
                                             --------------
                                                 98,975,937
                                             --------------
              PRINTING & PUBLISHING (2.2%)
  1,076,300   The New York Times Co. Class
              A                                  52,873,237
                                             --------------
              RETAIL (0.9%)
    350,000   Lowe's Companies, Inc.             20,912,500
                                             --------------
              SERVICES (3.9%)
  3,004,900   Ceridian Corp.*                    64,793,156
    400,000   Service Corp. International         2,775,000
    806,000   Sterling Commerce, Inc.*           27,454,375
                                             --------------
                                                 95,022,531
                                             --------------
              TELECOMMUNICATIONS (8.7%)
    900,654   ALLTEL Corp.                       74,472,828
  2,008,600   Sprint Corp.                      135,203,888
                                             --------------
                                                209,676,716
                                             --------------
              TOTAL COMMON STOCK
              (cost $1,505,909,459)           2,355,832,454
                                             --------------

 2              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.1%)
$10,817,000   FHLB Discount Note 5.20%,
              01/26/00                       $   10,777,939
 20,000,000   FHLMC Discount Note
              4.00%, 01/10/00                    19,977,776
 19,808,000   U.S. Treasury Bill
              5.24%, 01/13/00                    19,781,377
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $50,539,316)                 50,537,092
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,556,448,775)          $2,406,369,546
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

The abbreviations in the above statement stand for the following:

ADR    American Depositary Receipt
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
NV     Naamloze Vennootschap (Dutch
       Corporation)
PLC    Public Limited Company (British)

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (98.9%)
              CHEMICALS (6.2%)
    412,600   Georgia Gulf Corp.             $   12,558,513
    346,000   Millipore Corp.                    13,364,250
    108,100   OM Group, Inc.                      3,722,694
    629,002   Pall Corp.                         13,562,856
    301,080   Rohm & Haas Co.                    12,250,193
    202,600   Sealed Air Corp.*                  10,497,213
                                             --------------
                                                 65,955,719
                                             --------------
              COMPUTER EQUIPMENT (5.9%)
    221,000   Hewlett-Packard Co.                25,180,187
    353,800   International Business
              Machines Corp.                     38,210,400
                                             --------------
                                                 63,390,587
                                             --------------
              CONGLOMERATE (0.7%)
     73,800   Minnesota Mining &
              Manufacturing Co.                   7,223,175
                                             --------------
              CONSTRUCTION & BUILDING
              MATERIALS (1.3%)
     77,000   Martin Marietta Materials,
              Inc.                                3,157,000
    149,800   Masco Corp.                         3,801,175
    174,300   Vulcan Materials Co.                6,961,106
                                             --------------
                                                 13,919,281
                                             --------------
              ELECTRICAL EQUIPMENT (9.5%)
    844,300   Black & Decker Corp.               44,114,675
    302,000   General Electric Co.               46,734,500
    225,900   Maytag Corp.                       10,843,200
                                             --------------
                                                101,692,375
                                             --------------
              ELECTRONICS (0.8%)
    100,000   Intel Corp.                         8,231,250
                                             --------------
              ENTERTAINMENT (1.0%)
    379,531   The Walt Disney Co.                11,101,282
                                             --------------
              FINANCIAL/BANKS (9.2%)
    859,492   Bank One Corp.                     27,557,462
    235,387   Charter One Financial, Inc.         4,501,776
    826,200   Mellon Financial Corp.             28,142,438
    246,400   Pacific Century Financial
              Corp.                               4,604,600
    832,000   Wells Fargo Co.                    33,644,000
                                             --------------
                                                 98,450,276
                                             --------------
              FINANCIAL/OTHER (9.8%)
    642,400   Associates First Capital
              Corp.                              17,625,850
    388,900   Fannie Mae                         24,281,944
  1,887,150   MBNA Corp.                         51,424,837
    130,100   Merrill Lynch & Co., Inc.          10,863,350
                                             --------------
                                                104,195,981
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              FOOD & BEVERAGES (7.1%)
     24,800   Anheuser-Busch Cos., Inc.      $    1,757,700
    251,900   PepsiCo, Inc.                       8,879,475
    208,000   Philip Morris Cos., Inc.            4,823,000
    720,100   Quaker Oats Co.                    47,256,562
    468,900   Ralston-Ralston Purina Group       13,070,587
                                             --------------
                                                 75,787,324
                                             --------------
              HEALTHCARE (7.7%)
     87,000   Abbott Laboratories                 3,159,188
    425,000   Johnson & Johnson Co.              39,578,125
    522,500   Manor Care, Inc.*                   8,360,000
    570,637   Quest Diagnostics, Inc.*           17,440,093
    425,400   St. Jude Medical, Inc.*            13,054,462
                                             --------------
                                                 81,591,868
                                             --------------
              INSURANCE (2.8%)
    197,626   American International Group,
              Inc.                               21,368,311
    422,900   Horace Mann Educators Corp.         8,299,413
                                             --------------
                                                 29,667,724
                                             --------------
              MACHINERY (0.8%)
    315,000   Trinity Industries, Inc             8,957,813
                                             --------------
              PHARMACEUTICALS (18.3%)
    849,400   Allergan, Inc.                     42,257,650
    316,100   American Home Products Corp.       12,466,194
    250,000   Merck & Co., Inc.                  16,765,625
     79,800   Pfizer, Inc.                        2,588,512
    607,200   Pharmacia & Upjohn, Inc.           27,324,000
    829,200   Schering-Plough Corp.              34,981,875
    725,700   Warner-Lambert Co.                 59,462,044
                                             --------------
                                                195,845,900
                                             --------------
              PRINTING & PUBLISHING (8.1%)
    299,300   E.W. Scripps Co. Class A           13,412,381
  1,038,800   IMS Health, Inc.                   28,242,375
    715,100   The New York Times Co. Class
              A                                  35,129,287
     16,900   Washington Post Co. Class B         9,394,288
                                             --------------
                                                 86,178,331
                                             --------------
              RESTAURANTS (1.5%)
    382,200   McDonald's Corp.                   15,407,438
                                             --------------
              RETAIL (6.6%)
    588,500   Tiffany & Co.                      52,523,625
    261,800   Wal-Mart Stores, Inc.              18,096,925
                                             --------------
                                                 70,620,550
                                             --------------

 4              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS (1.6%)
    180,300   Alltel Corp.                   $   14,908,556
     49,650   MCI WorldCom, Inc.*                 2,634,553
                                             --------------
                                                 17,543,109
                                             --------------
              TOTAL COMMON STOCK
              (cost $810,774,288)             1,055,759,983
                                             --------------

----------
 PRINCIPAL
----------
              CONVERTIBLE DEBT (0.1%)
$ 1,027,000   Consorcio G Grupo Dina,
              8.00%,
              08/08/04 (cost $982,861)              534,040
                                             --------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
  4,470,000   Federal Home Loan Bank
              Discount Note, 5.20%,
              01/26/00                            4,453,858
 11,041,000   U.S. Treasury Bill, 3.75%,
              01/13/00                           11,022,249
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $15,476,107)                 15,476,107
                                             --------------
              TOTAL INVESTMENTS
              (cost $827,233,256)            $1,071,770,130
                                             ==============

-------------------------------------------------------

* Denotes a non-income producing security

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED OBLIGATIONS (35.1%)
              FEDERAL HOME LOAN MORTGAGE CORPORATION, REMIC
              (16.1%)
$ 6,547,000   Series 107-F, 8.65%, 12/15/04    $  6,625,459
  9,036,000   Series 1132-J, 8.00%, 08/15/06      9,215,817
 13,000,000   Series 1344-D, 6.00%, 08/15/07     12,512,500
 20,000,000   Series 1415-N, 6.75%, 11/15/07     19,552,860
  2,385,172   Series 1544-T, 6.50%, 07/15/08      2,373,676
  9,000,000   Series 1693-H, 6.00%, 12/15/08      8,614,710
 11,500,000   Series 2138-JN, 6.00%, 12/15/11    10,918,215
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    14,727,300
 10,000,000   Series 2113-TE, 6.00%, 01/15/14     9,127,980
  3,271,000   Series 2043-VH, 6.50%, 05/15/14     2,989,377
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     7,826,872
  4,000,000   Series 1686-PH, 5.00%, 05/15/21     3,667,592
  5,956,460   Series 1136-H, 6.00%, 09/15/21      5,665,904
  8,900,514   Series 1614-MZ, 6.50%, 11/15/23     7,669,039
  3,000,000   Series 2122-QR, 6.25%, 01/15/28     2,715,396
                                               ------------
                                                124,202,697
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
              (16.5%)
  9,539,430   Pool 73442, 7.075%, 05/01/06        9,432,760
  9,084,296   Pool 375593, 6.68%, 12/01/07        8,857,134
  5,104,706   Pool 380276, 6.355%, 04/01/08       4,814,881
 14,735,658   Pool 380348, 6.275%, 05/01/08      13,825,746
  6,850,063   Pool 380538, 6.235%, 08/01/08       6,412,892
  4,952,053   Pool 381089, 5.70%, 01/01/09        4,456,293
  2,379,096   Series 100-M, 5.50%, 09/25/01       2,318,307
  4,708,000   Series 94-J, 7.00%, 05/25/07        4,601,001
 14,082,941   Series 68-Z, 8.00%, 05/25/07       14,407,975
  5,000,000   Series 114-H, 6.50%, 07/25/08       4,852,250
  7,000,000   Series 164-C, 6.50%, 09/25/08       6,921,600
  6,000,376   Series 33-H, 6.00%, 03/25/09        5,677,808
    774,292   Series 25-B, 9.25%, 10/25/18          811,962
  2,032,284   Series 16-D, 9.00%, 03/25/20        2,056,391
 15,785,000   Series 98-M1-A2, 5.00%,
              05/15/21                           14,713,672
  1,135,832   Series 73-A, 8.00%, 07/25/21        1,151,795
  8,088,456   Series G42-Z, 7.00%, 07/25/22       7,918,517
  5,000,000   Series 223-C, 6.50%, 05/25/23       4,746,950
 10,000,000   Series 76-H, 5.00%, 02/25/24        9,026,210
                                               ------------
                                                127,004,144
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
              REMIC (1.2%)
  9,348,623   Series 21-VL, 6.50%, 09/20/05       9,208,188
                                               ------------
              SHEARSON LEHMAN PRIVATE, CMO (1.3%)
 10,439,454   SLB-E-4, 5.75%, 05/01/17            9,644,082
                                               ------------
              TOTAL MORTGAGE-BACKED OBLIGATIONS
              (cost $279,215,640)               270,059,111
                                               ------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              U. S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS (62.1%)
              DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
              (1.3%)
$10,000,000   6.49%, 08/01/07                  $  9,664,820
                                               ------------
              FEDERAL FARM CREDIT BANK (1.3%)
 10,000,000   6.30%, 09/23/04                     9,773,700
                                               ------------
              FEDERAL HOME LOAN BANK (11.0%)
  6,000,000   6.522%, 01/09/02                    5,992,248
 20,125,000   5.42%, 03/26/02                    19,635,519
 10,000,000   5.905%, 12/23/02                    9,792,240
 15,000,000   5.735%, 07/22/03                   14,501,985
 10,000,000   5.425%, 01/29/04                    9,467,160
  4,135,000   5.74%, 02/25/05                     3,931,182
  8,500,000   7.315%, 04/21/05                    8,652,711
  6,395,000   5.80%, 08/12/05                     6,061,411
  6,860,000   5.905%, 04/07/09                    6,303,448
                                               ------------
                                                 84,337,904
                                               ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (4.2%)
 20,000,000   6.313%, 02/26/04                   19,602,340
  5,000,000   6.80%, 08/22/05                     4,968,255
  9,000,000   6.75%, 05/30/06                     8,885,250
                                               ------------
                                                 33,455,845
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.8%)
 25,000,000   5.25%, 01/15/03                    24,020,800
 30,000,000   5.125%, 02/13/04                   28,148,340
                                               ------------
                                                 52,169,140
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM
              TERM NOTES (2.5%)
 10,000,000   5.05%, 11/06/03                     9,403,020
 10,000,000   5.58%, 02/12/04                     9,531,750
                                               ------------
                                                 18,934,770
                                               ------------
              FINANCIAL ASSISTANCE CORPORATION (1.4%)
 10,000,000   9.375%, 07/21/03                   10,785,080
                                               ------------
              PRIVATE EXPORT FUNDING CORPORATION (4.7%)
  7,200,000   5.80%, 02/01/04                     7,071,170
 21,438,000   6.86%, 04/30/04                    21,425,995
  8,100,000   6.62%, 10/01/05                     7,975,058
                                               ------------
                                                 36,472,223
                                               ------------

 6              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              --RESOLUTION FUNDING CORPORATION (4.5%)
$30,000,000   STRIPS, 0.00%, 01/15/13          $ 12,104,940
 58,000,000   STRIPS, 0.00%, 07/15/13            22,542,744
                                               ------------
                                                 34,647,684
                                               ------------
              U.S. TREASURY BONDS (13.2%)
 25,000,000   12.75%, 11/15/10                   32,312,500
 34,000,000   8.125%, 08/15/19                   38,738,750
 25,000,000   8.75%, 08/15/20                    30,289,050
                                               ------------
                                                101,340,300
                                               ------------
              U.S. TREASURY NOTES (11.2%)
 10,000,000   11.875%, 11/15/03                  11,806,250
 10,000,000   7.875%, 11/15/04                   10,578,120
 34,000,000   7.00%, 07/15/06                    34,828,750
 13,000,000   10.00%, 05/15/10                   14,913,431
 10,000,000   13.25%, 05/15/14                   14,409,370
                                               ------------
                                                 86,535,921
                                               ------------
              TOTAL U.S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS
              (cost $501,695,807)               478,117,387
                                               ------------
              REPURCHASE AGREEMENT (1.5%)
 11,675,000   Fifth Third Bank, 1.40%,
              01/03/00, Collateralized by $11,909,000
              FHLMC Gold Pool #E00570, 6.00%, 09/01/13,
              market value $11,378,677
              (cost $11,675,000)                 11,675,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $792,586,447)              $759,851,498
                                               ============

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

CMO    Collateralized Mortgage Obligation
FHLMC  Federal Home Loan Mortgage Corporation
REMIC  Real Estate Mortgage and Investment
       Conduit
SLB    Shearson Lehman Brothers
STRIPS Separate Trading of Registered Interest
       and Principal Securities

Portfolio holding percentages represent market value as a percentage net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (1.4%)
$30,000,000   Export Development Corp.,
              5.85%, 01/28/00
              (cost $29,868,375)             $   29,868,375
                                             --------------
              COMMERCIAL PAPER (87.3%)
              AUTO/FINANCE (6.2%)
  6,000,000   American Honda Finance Corp.,
              6.15%, 02/16/00                     5,952,850
 12,000,000   American Honda Finance Corp.,
              5.93%, 02/17/00                    11,907,097
 15,000,000   Ford Motor Credit Co., 5.86%,
              01/04/00                           14,992,675
 12,000,000   Ford Motor Credit Co., 5.60%,
              01/10/00                           11,983,200
 10,000,000   Ford Motor Credit Co., 6.44%,
              01/12/00                            9,980,322
 12,000,000   Ford Motor Credit Co., 5.85%,
              01/18/00                           11,966,850
 15,000,000   General Motors Acceptance
              Corp., 5.98%, 01/21/00             14,950,167
 10,000,000   General Motors Acceptance
              Corp., 6.35%, 01/25/00              9,957,667
 18,000,000   General Motors Acceptance
              Corp., 5.99%, 01/26/00             17,925,125
 12,000,000   General Motors Acceptance
              Corp., 5.99%, 01/27/00             11,948,087
 10,000,000   General Motors Acceptance
              Corp., 5.82%, 02/09/00              9,936,950
                                             --------------
                                                131,500,990
                                             --------------
              AUTO RENTAL/EQUIPMENT (0.7%)
 15,000,000   Hertz Corp., 5.83%, 02/04/00       14,917,408
                                             --------------
              BANKS (12.9%)
 30,000,000   Banc One Corp., 5.45%,
              01/10/00                           29,959,125
 20,000,000   Citicorp, 5.98%, 01/13/00          19,960,133
 32,000,000   Citicorp, 5.87%, 01/21/00          31,895,645
  8,000,000   Citicorp, 6.10%, 02/14/00           7,940,356
 12,000,000   J.P. Morgan & Co., 5.97%,
              01/18/00                           11,966,170
 10,000,000   J.P. Morgan & Co., 6.00%,
              01/18/00                            9,971,667
 10,000,000   J.P. Morgan & Co., 5.97%,
              01/20/00                            9,968,334
 15,000,000   J.P. Morgan & Co., 5.96%,
              02/07/00                           14,908,117

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              BANKS (CONTINUED)
$ 7,410,000   J.P. Morgan & Co., 5.90%,
              02/09/00                       $    7,362,638
 25,000,000   Mellon Financial Co., 5.875%,
              02/24/00                           24,779,687
 30,000,000   Suntrust Banks, Inc., 6.25%,
              01/07/00                           29,968,750
 30,000,000   Suntrust Banks, Inc., 5.57%,
              01/11/00                           29,953,583
 21,385,000   Wells Fargo & Co., 6.00%,
              01/26/00                           21,295,896
 25,000,000   Wells Fargo & Co., 5.90%,
              02/23/00                           24,782,847
                                             --------------
                                                274,712,948
                                             --------------
              BROKER/DEALERS (13.7%)
 10,000,000   Bear Stearns Co., 5.81%,
              01/11/00                            9,983,861
 10,000,000   Bear Stearns Co., 5.83%,
              01/12/00                            9,982,186
  8,000,000   Bear Stearns Co., 5.83%,
              01/20/00                            7,975,385
 10,000,000   Bear Stearns Co., 4.83%,
              01/28/00 *                         10,000,000
 10,000,000   Bear Stearns Co., 5.97%,
              02/18/00                            9,920,400
 10,000,000   Bear Stearns Co., 5.86%,
              02/22/00                            9,915,356
 15,000,000   Goldman Sachs Group, 5.98%,
              01/13/00                           14,970,100
 25,000,000   Goldman Sachs Group, 5.98%,
              01/28/00                           24,887,875
  8,000,000   Goldman Sachs Group, 5.97%,
              02/14/00                            7,941,627
  8,000,000   Goldman Sachs Group, 5.95%,
              02/25/00                            7,927,278
 10,000,000   Merrill Lynch & Co., 5.95%,
              01/21/00                            9,967,111
 10,000,000   Merrill Lynch & Co., 5.95%,
              01/28/00                            9,955,375
 16,000,000   Merrill Lynch & Co., 5.85%,
              01/31/00                           15,922,000
 10,000,000   Merrill Lynch & Co., 5.86%,
              01/31/00                            9,951,167
  8,118,000   Merrill Lynch & Co., 5.95%,
              01/31/00                            8,077,748
  5,045,000   Merrill Lynch & Co., 5.84%,
              02/04/00                            5,017,174
  5,000,000   Morgan Stanley Dean Witter &
              Co., 6.06%, 01/14/00                4,989,059

 8              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              BROKER/DEALERS (CONTINUED)
$10,000,000   Morgan Stanley Dean Witter &
              Co., 6.10%, 01/14/00           $    9,977,972
 25,000,000   Morgan Stanley Dean Witter &
              Co., 5.99%, 01/27/00               24,891,847
 20,000,000   Morgan Stanley Dean Witter &
              Co., 5.95%, 02/15/00               19,851,250
  3,546,000   Salomon Smith Barney
              Holdings, Inc., 6.45%,
              01/14/00                            3,537,741
 15,000,000   Salomon Smith Barney
              Holdings, Inc., 6.05%,
              01/19/00                           14,954,625
 20,000,000   Salomon Smith Barney
              Holdings, Inc., 6.03%,
              01/20/00                           19,936,350
 20,000,000   Salomon Smith Barney
              Holdings, Inc., 6.00%,
              01/21/00                           19,933,333
                                             --------------
                                                290,466,820
                                             --------------
              CAPTIVE BORROWING CONDUIT (3.0%)
 15,000,000   Prudential Funding Corp.,
              6.02%, 01/11/00                    14,974,917
 10,000,000   Prudential Funding Corp.
              6.01%, 01/12/00                     9,981,636
 10,000,000   Prudential Funding Corp.,
              6.05%, 01/14/00                     9,978,153
 10,000,000   Prudential Funding Corp.,
              5.95%, 01/18/00                     9,971,903
 10,000,000   Prudential Funding Corp.,
              6.40%, 01/19/00                     9,968,000
 10,000,000   Prudential Funding Corp.,
              5.99%, 01/25/00                     9,960,067
                                             --------------
                                                 64,834,676
                                             --------------
              CHEMICALS (2.3%)
 25,000,000   PPG Industries, Inc.,
              5.90%, 01/26/00                    24,897,569
 25,000,000   PPG Industries, Inc., 5.88%,
              01/28/00                           24,889,750
                                             --------------
                                                 49,787,319
                                             --------------
              CONSUMER PRODUCTS (4.0%)
 28,000,000   Clorox Co., 5.88%, 01/18/00        27,922,253
  1,500,000   Clorox Co., 6.50%, 01/21/00         1,494,583
  9,000,000   Clorox Co., 5.84%, 01/31/00         8,956,200
  7,000,000   Clorox Co., 5.88%, 01/31/00         6,965,700
 40,000,000   Gillette Co., 6.65%, 01/04/00      39,977,833
                                             --------------
                                                 85,316,569
                                             --------------
              CONSUMER SALES FINANCE (10.1%)
  8,000,000   American Express Credit
              Corp., 6.40%, 01/05/00              7,994,311
  5,000,000   American Express Credit
              Corp., 6.35%, 01/18/00              4,985,007

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              CONSUMER SALES FINANCE (CONTINUED)
$17,336,000   American Express Credit
              Corp., 5.94%, 01/24/00         $   17,270,210
  4,900,000   American Express Credit
              Corp., 6.32%, 01/26/00              4,878,494
 30,000,000   American Express Credit
              Corp., 5.87%, 01/31/00             29,853,500
 10,000,000   American General Finance
              Corp., 6.04%, 01/19/00              9,969,800
  7,000,000   American General Finance
              Corp., 5.50%, 02/03/00              6,964,708
  4,000,000   Associates Corp. of North
              America, 5.97%, 01/14/00            3,991,377
  5,000,000   Associates Corp. of North
              America, 6.40%, 01/14/00            4,988,444
  5,000,000   Associates First Capital
              Corp., 5.75%, 01/05/00              4,996,806
  5,000,000   Associates First Capital
              Corp., 6.02%, 01/14/00              4,989,130
 10,000,000   Associates First Capital
              Corp., 5.85%, 01/25/00              9,961,000
  8,000,000   Associates First Capital
              Corp., 5.90%, 01/28/00              7,964,600
    135,000   Associates First Capital
              Corp., 6.00%, 01/28/00                134,392
 15,000,000   Associates First Capital
              Corp., 6.01%, 01/31/00             14,924,875
  8,000,000   Associates First Capital
              Corp., 5.90%, 02/02/00              7,958,044
 12,000,000   Household Finance Corp.,
              5.82%, 02/02/00                    11,937,920
  4,000,000   Household International,
              Inc., 6.50%, 01/14/00               3,990,611
 15,000,000   Household International,
              Inc., 6.08%, 01/21/00              14,949,333
 20,000,000   Household International,
              Inc., 6.00%, 02/01/00              19,896,667
 10,000,000   Household International,
              Inc., 6.12%, 02/04/00               9,942,200
 12,000,000   Norwest Financial, Inc.,
              6.16%, 02/11/00                    11,915,813
                                             --------------
                                                214,457,242
                                             --------------
              DIVERSIFIED FINANCE (5.4%)
 12,000,000   CIT Group, Inc., 5.32%,
              01/03/00                           11,996,453
  4,086,000   CIT Group, Inc., 5.88%,
              01/07/00                            4,081,996
 25,000,000   CIT Group, Inc., 5.83%,
              01/19/00                           24,927,125
 10,000,000   CIT Group, Inc., 6.00%,
              01/21/00                            9,966,667
  5,000,000   GE Capital Corp., 5.73%,
              01/21/00                            4,984,083

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              DIVERSIFIED FINANCE (CONTINUED)
$ 2,059,000   GE Capital Corp., 5.41%,
              01/24/00                       $    2,053,362
  5,089,000   GE Capital Corp., 5.85%,
              02/03/00                            5,061,710
 12,000,000   GE Capital Corp., 6.18%,
              02/18/00                           11,903,920
  5,000,000   GE Capital Corp., 5.76%,
              02/22/00                            4,956,161
  2,100,000   GE Capital Corp., 5.93%,
              03/08/00                            2,076,824
  7,500,000   GE Capital Corp., 6.12%,
              04/13/00 *                          7,500,000
 15,000,000   GE Financial Assurance
              Holdings, 6.01%, 01/28/00          14,932,388
 10,000,000   GE Financial Assurance
              Holdings, 5.82%, 03/24/00           9,865,817
                                             --------------
                                                114,306,506
                                             --------------
              DIVERSIFIED OPERATIONS (0.4%)
  7,900,000   Textron, Inc., 5.58%-6.60%
              01/14/00                            7,883,013
                                             --------------
              FINANCIAL SERVICES/UTILITIES (0.9%)
 12,100,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.00%, 01/26/00                    12,057,986
  8,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              5.87%, 01/27/00                     7,966,084
                                             --------------
                                                 20,024,070
                                             --------------
              FOOD & BEVERAGE (2.1%)
 12,660,000   Campbell Soup Co., 6.08%,
              02/04/00                           12,587,304
  1,400,000   H.J. Heinz Co., 6.50%,
              01/18/00                            1,395,703
 10,000,000   H.J. Heinz Co., 6.12%,
              02/01/00                            9,947,300
 20,000,000   H.J. Heinz Co., 6.10%,
              02/10/00                           19,864,444
                                             --------------
                                                 43,794,751
                                             --------------
              INSURANCE (9.6%)
 10,000,000   American General Corp.,
              6.32%, 01/20/00                     9,966,644
 13,428,000   American General Corp.,
              5.96%, 02/03/00                    13,354,638
 25,000,000   American General Corp.,
              5.96%, 02/11/00                    24,830,306
 25,000,000   Lincoln National Corp.,
              5.73%, 01/19/00                    24,928,375
 10,000,000   Marsh & McLennan Co., 6.75%,
              01/07/00                            9,988,750

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              INSURANCE (CONTINUED)
$35,000,000   Marsh & McLennan Co., 6.50%,
              01/14/00                       $   34,917,847
  5,000,000   Marsh USA Inc., 6.28%,
              01/28/00                            4,976,450
 12,585,000   Marsh USA Inc., 5.98%,
              02/01/00                           12,520,194
 35,000,000   MetLife Funding, Inc., 6.08%,
              02/18/00                           34,716,267
 12,000,000   MetLife Funding, Inc., 6.10%,
              02/18/00                           11,902,400
 10,000,000   Old Republic Capital Corp.,
              5.95%, 02/08/00                     9,937,195
 13,050,000   Old Republic Capital Corp.,
              6.00%, 03/14/00                    12,891,225
                                             --------------
                                                204,930,291
                                             --------------
              LEASE/FINANCE (1.6%)
 35,000,000   IBM Credit Corp., 6.50%,
              01/12/00                           34,930,486
                                             --------------
              MANUFACTURING (2.4%)
 20,000,000   Allied Signal, Inc., 5.95%,
              01/20/00                           19,936,878
 25,000,000   Allied Signal, Inc., 5.90%,
              01/27/00                           24,893,472
  1,500,000   Allied Signal, Inc., 6.28%,
              01/27/00                            1,493,197
  5,000,000   Allied Signal, Inc., 5.85%,
              02/15/00                            4,963,438
                                             --------------
                                                 51,286,985
                                             --------------
              OFFICE EQUIPMENT & SUPPLIES (1.3%)
 17,000,000   Pitney Bowes Credit Corp.,
              6.60%, 01/04/00                    16,990,650
 10,000,000   Pitney Bowes Credit Corp.,
              6.60%, 01/06/00                     9,990,833
                                             --------------
                                                 26,981,483
                                             --------------
              OIL & GAS (2.1%)
 10,000,000   Chevron Transport Corp.,
              5.98%, 02/16/00                     9,923,588
 35,000,000   Koch Industries, Inc., 3.50%,
              01/05/00                           34,986,389
                                             --------------
                                                 44,909,977
                                             --------------
              PAPER & FOREST PRODUCTS (0.5%)
 10,000,000   Sonoco Products Co., 5.50%,
              01/06/00                            9,992,361
                                             --------------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              PHARMACEUTICALS (5.9%)
$45,000,000   Abbott Laboratories, Inc.,
              5.25%, 01/19/00                $   44,881,875
 10,000,000   Becton Dickinson & Co.,
              5.41%, 01/18/00                     9,974,453
 16,200,000   Pfizer, Inc., 5.00%, 01/19/00      16,159,500
 19,100,000   Pfizer, Inc., 5.65%, 01/25/00      19,028,057
 35,000,000   Schering Corp., 6.11%,
              02/01/00                           34,815,851
                                             --------------
                                                124,859,736
                                             --------------
              PRINTING & PUBLISHING (2.2%)
 20,000,000   E.W. Scripps Co., 5.74%,
              01/24/00                           19,926,656
  8,000,000   E.W. Scripps Co., 5.81%,
              02/24/00                            7,930,280
  5,000,000   E.W. Scripps Co., 6.02%,
              02/24/00                            4,954,850
 15,000,000   E.W. Scripps Co., 5.83%,
              03/07/00                           14,839,675
                                             --------------
                                                 47,651,461
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $1,857,545,092)           1,857,545,092
                                             --------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (11.3%)
 15,913,000   Federal Home Loan Bank
              Discount Corp., 5.20%,
              01/26/00                           15,855,536
 11,696,000   Federal Home Loan Bank
              Discount Corp., 5.60%,
              02/22/00                           11,601,392
 20,000,000   Federal Home Loan Bank
              Discount Corp., 5.605%,
              02/23/00                           19,834,964
  5,000,000   Federal Home Loan Bank
              Discount Corp., 5.23%,
              03/17/00                            5,000,000
 12,000,000   Federal Home Loan Bank
              Discount Corp., 5.57%,
              04/14/00                           11,806,907
 10,000,000   Federal Home Loan Mortgage
              Corp., 5.40%, 01/05/00              9,994,000
  4,102,000   Federal Home Loan Mortgage
              Corp., 5.55%, 01/10/00              4,096,308

-----------------------------------------------------------
                                               AMORTIZED
                                                  COST
PRINCIPAL     SECURITY                         VALUATION
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS (CONTINUED)
$15,000,000   Federal Home Loan Mortgage
              Corp., 5.00%, 01/31/00         $   14,937,500
 12,000,000   Federal Home Loan Mortgage
              Corp., 5.75%, 02/17/00             11,909,917
  7,362,000   Federal National Mortgage
              Assoc., 3.50%, 01/05/00             7,359,137
  5,704,000   Federal National Mortgage
              Assoc., 5.21%, 01/18/00             5,689,967
  8,000,000   Federal National Mortgage
              Assoc., 5.54%, 01/20/00             7,976,609
  2,305,000   Federal National Mortgage
              Assoc., 5.54%, 02/10/00             2,290,812
 10,528,000   Federal National Mortgage
              Assoc., 5.605%, 02/17/00           10,450,960
 30,000,000   Federal National Mortgage
              Assoc., 5.61%, 02/24/00            29,747,550
 12,774,000   U.S. Treasury Bill, 4.72%,
              01/06/00                           12,765,626
 29,448,000   U.S. Treasury Bill,
              4.20%-5.185%, 01/13/00             29,401,848
 30,000,000   U.S. Treasury Bill, 5.195%,
              01/20/00                           29,917,745
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $240,636,778)               240,636,778
                                             --------------
              TOTAL INVESTMENTS
              (cost $2,128,050,245)          $2,128,050,245
                                             ==============

-------------------------------------------------------

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1999.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent amortized cost valuation as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (95.6%)
              AUSTRALIA (0.3%)
              HEALTHCARE (0.3%)
    112,100   Cochlear Ltd.                    $  1,485,164
                                               ------------
              DENMARK (0.2%)
              COMMERCIAL SERVICES (0.2%)
      9,000   Falck A/S                             944,885
                                               ------------
              FINLAND (0.6%)
              CONSUMER PRODUCTS (0.4%)
     95,500   Amer Group Ltd.                     1,939,431
                                               ------------
              ELECTRONICS/INSTRUMENTS (0.1%)
      7,100   Vaisala OYJ                           554,570
                                               ------------
              INSURANCE (0.1%)
     22,600   Sampo Insurance Co. Ltd. Class
              A                                     790,376
                                               ------------
              TOTAL FINLAND                       3,284,377
                                               ------------
              FRANCE (0.6%)
              ELECTRICAL EQUIPMENT (0.2%)
     23,600   Carbone Lorraine SA                 1,113,150
                                               ------------
              OFFICE EQUIPMENT (0.4%)
     30,600   Neopost SA*                         1,287,579
     23,500   Societe BIC SA                      1,070,065
                                               ------------
              TOTAL FRANCE                        3,470,794
                                               ------------
              GERMANY (0.2%)
              BEVERAGES/ALCOHOLIC (0.1%)
     21,100   Hawesko Holding AG                    665,614
                                               ------------
              HEALTHCARE (0.1%)
     59,100   Marseille-Kliniken AG                 616,487
                                               ------------
              TOTAL GERMANY                       1,282,101
                                               ------------
              HONG KONG (0.9%)
              ELECTRONICS (0.2%)
    404,000   VTech Holdings Ltd.                 1,314,734
                                               ------------
              HOTELS/MOTELS (0.2%)
  2,174,518   CDL Hotels International Ltd.         867,083
                                               ------------
              LEISURE/ENTERTAINMENT (0.2%)
    864,000   Shaw Brothers Ltd.                  1,005,769
                                               ------------
              RETAIL/SPECIALTY (0.3%)
  1,756,000   Esprit Holdings Ltd.                1,897,316
                                               ------------
              TOTAL HONG KONG                     5,084,902
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              IRELAND (0.5%)
              COMMERCIAL SERVICES (0.1%)
    107,800   Adare Printing Group PLC         $    711,633
                                               ------------
              FINANCIAL INSTITUTIONS (0.2%)
    373,900   Anglo Irish Bank Corp. PLC            866,721
                                               ------------
              HOUSEWARES (0.2%)
    976,662   Waterford Wedgwood PLC                994,172
                                               ------------
              TOTAL IRELAND                       2,572,526
                                               ------------
              ITALY (0.9%)
              FINANCIAL INSTITUTIONS (0.6%)
     37,200   Bipop-Carire SPA                    3,293,675
                                               ------------
              MACHINERY (0.2%)
    162,400   Interpump Group SPA                   896,938
                                               ------------
              TIRE & RUBBER (0.1%)
    291,100   Manuli Rubber Industries SPA          629,311
                                               ------------
              TOTAL ITALY                         4,819,924
                                               ------------
              JAPAN (0.9%)
              AGRICULTURAL BIOTECHNOLOGY (0.1%)
      8,700   Hokuto Corp.                          466,709
                                               ------------
              BUSINESS SERVICES (0.0%)
        200   Daiseki Co. Ltd.                        4,475
                                               ------------
              CONSTRUCTION & HOUSING (0.0%)
        440   CTI Engineering Co. Ltd.                2,709
                                               ------------
              COSMETICS (0.1%)
     14,700   ADERANS Co. Ltd.                      545,828
                                               ------------
              DISTRIBUTION (0.1%)
     24,000   Impact 21 Co. Ltd.                    422,122
                                               ------------
              ENGINEERING SERVICES (0.1%)
     17,000   Meitec Corp.                          539,867
                                               ------------
              FOOD & BEVERAGE (0.0%)
      7,000   Soken Co. Ltd.*                        15,253
                                               ------------
              LEISURE/ENTERTAINMENT (0.2%)
     16,380   H I S Co. Ltd.                      1,166,799
                                               ------------
              MACHINERY (0.0%)
        400   DMW Corp.                              17,979
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              MEDICAL PRODUCTS (0.1%)
     66,000   Hitachi Medical Corp.            $    690,053
     14,000   Kawasumi Laboratories, Inc.           164,158
                                               ------------
                                                    854,211
                                               ------------
              PHARMACEUTICALS (0.1%)
     21,600   Torii Pharmaceutical Co. Ltd.         552,980
                                               ------------
              RETAIL (0.0%)
        400   Jeans Mate Corp.                       10,319
                                               ------------
              STEEL (0.1%)
     45,000   Maruichi Steel Tube Ltd.              504,788
                                               ------------
              TOTAL JAPAN                         5,104,039
                                               ------------
              NETHERLANDS (1.0%)
              COMPUTER SERVICE (0.2%)
     24,300   PinkRoccade NV*                       891,464
                                               ------------
              ENGINEERING SERVICES (0.2%)
     29,400   Fugro NV                            1,093,376
                                               ------------
              HOMEBUILDING DEVELOPMENT (0.1%)
     30,630   Hunter Douglas NV                     833,502
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
     36,700   Beter Bed Holding NV                  980,185
                                               ------------
              PUBLISHING (0.3%)
     70,500   N.V. Holdingmaatschappij De
              Telegraaf                           1,563,175
                                               ------------
              TOTAL NETHERLANDS                   5,361,702
                                               ------------
              NORWAY (0.7%)
              BROADCASTING & TELEVISION (0.2%)
    240,100   P4 Radio Hele Norge ASA             1,227,207
                                               ------------
              COMPUTER SOFTWARE (0.3%)
    107,400   Merkantildata ASA                   1,298,726
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
    120,300   Ekornes ASA                         1,207,267
                                               ------------
              TOTAL NORWAY                        3,733,200
                                               ------------
              PORTUGAL (0.4%)
              INSURANCE (0.4%)
     44,200   Seguros Mundial Confianca SA*       2,301,742
                                               ------------
              SINGAPORE (0.2%)
              FOOD & BEVERAGE (0.2%)
    580,000   Want Want Holdings Ltd.               788,800
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              SPAIN (0.2%)
              FINANCIAL INSTITUTIONS (0.2%)
     23,900   Banco Pastor SA                  $    975,549
                                               ------------
              SWEDEN (0.7%)
              AEROSPACE (0.3%)
     61,600   Celsius AB Class B                  1,276,143
                                               ------------
              COMPUTER SOFTWARE (0.2%)
     55,500   Industrial & Financial Systems
              AB*                                 1,208,567
                                               ------------
              COMPUTER HARDWARE (0.0%)
      2,666   International Business Systems
              AB*                                    75,000
                                               ------------
              MEDICAL PRODUCTS (0.1%)
     52,850   Getinge Industrier AB Class B         597,203
                                               ------------
              PUBLISHING (0.1%)
     34,600   Elanders AB Class B                   765,667
                                               ------------
              TOTAL SWEDEN                        3,922,580
                                               ------------
              SWITZERLAND (1.0%)
              FINANCIAL INSTITUTIONS (0.3%)
        780   Bank Sarasin & Cie                  1,581,942
                                               ------------
              MEDICAL PRODUCTS (0.3%)
     11,100   Gretag Imaging Group                1,608,266
                                               ------------
              PRINTING & PUBLISHING (0.4%)
      4,020   Edipresse SA                        2,221,273
                                               ------------
              TOTAL SWITZERLAND                   5,411,481
                                               ------------
              UNITED KINGDOM (2.3%)
              CHEMICALS/SPECIALTY (0.1%)
    188,800   Victrex PLC                           417,755
                                               ------------
              COMMERCIAL SERVICES (0.4%)
    922,400   Corporate Services Group PLC*       1,504,666
    257,700   Hogg Robinson PLC                     998,907
                                               ------------
                                                  2,503,573
                                               ------------
              CONSTRUCTION & HOUSING (0.2%)
    355,000   AMEC PLC                            1,404,733
                                               ------------
              FINANCIAL SERVICES (0.3%)
    288,100   E,D,& F Man Group PLC               1,926,385
                                               ------------
              FOOD PROCESSING (0.1%)
    196,600   Devro PLC                             319,910
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEASE/RENTAL (0.4%)
    343,800   Ashtead Group PLC                $    932,856
    171,500   Northgate PLC                       1,448,656
                                               ------------
                                                  2,381,512
                                               ------------
              MEDICAL PRODUCTS (0.4%)
    149,600   SSL International PLC               1,894,897
                                               ------------
              PUBLISHING (0.2%)
     23,000   Euromoney Institutional
              Investor PLC                          817,241
                                               ------------
              TOYS (0.2%)
    120,600   Games Workshop Group PLC              890,149
                                               ------------
              TOTAL UNITED KINGDOM               12,556,155
                                               ------------
              UNITED STATES (84.0%)
              AEROSPACE/DEFENSE (1.3%)
     76,400   AAR Corp.                           1,370,425
     29,200   Alliant Techsystems, Inc.*          1,819,525
     54,200   Aviall, Inc.*                         443,762
     65,400   Cordant Technologies, Inc.          2,158,200
     25,800   Doncasters PLC ADR*                   232,200
     22,200   Ducommun, Inc.*                       241,425
     17,000   The Titan Corp.*                      801,125
                                               ------------
                                                  7,066,662
                                               ------------
              AUTO & AUTO PARTS (0.2%)
     43,000   Donaldson Co., Inc.                 1,034,688
                                               ------------
              BUILDING MATERIALS (0.5%)
     45,500   Granite Construction, Inc.            838,906
     35,000   Rayonier, Inc.                      1,690,938
                                               ------------
                                                  2,529,844
                                               ------------
              BUSINESS SERVICES (1.9%)
     21,300   Complete Business Solutions,
              Inc.*                                 535,163
     13,500   The Corporate Executive Board
              Co.*                                  754,313
      8,750   Diamond Technology Partners,
              Inc.*                                 751,953
     18,000   Intervu, Inc.*                      1,890,000
     17,350   QRS Corp.*                          1,809,822
     63,500   Technology Solutions Co.*           2,079,625
     47,500   True North Communications, Inc.     2,122,656
                                               ------------
                                                  9,943,532
                                               ------------
              CHEMICALS (1.8%)
     75,600   Church & Dwight Co., Inc.           2,017,575
     39,100   Macdermid, Inc.                     1,605,544
     65,000   Millennium Chemicals, Inc.          1,283,750
     35,500   Mineral Technologies, Inc.          1,422,219

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CHEMICALS (CONTINUED)
     95,000   Olin Corp.                       $  1,882,188
     34,500   OM Group, Inc.                      1,188,094
                                               ------------
                                                  9,399,370
                                               ------------
              COMMERCIAL SERVICES (1.4%)
     52,000   Advance Paradigm, Inc.*             1,121,250
     20,000   Clear Channel Communications,
              Inc.*                               1,785,000
     53,900   Danka Business Systems PLC ADR*       683,856
      5,000   Icon PLC ADR*                          85,000
     28,000   Macrovision Corp.*                  2,072,000
     32,000   META Group, Inc.*                     608,000
     15,200   Reckson Service Industries,
              Inc.*                                 948,100
     46,600   SM&A Corp.*                           285,425
     22,300   SOS Staffing Services, Inc.*           97,563
                                               ------------
                                                  7,686,194
                                               ------------
              COMMUNICATIONS & MEDIA (3.8%)
     62,500   ACTV, Inc.*                         2,855,469
     28,999   AMFM, Inc.*                         2,269,172
     63,000   Cinar Corp. Class B*                1,543,500
      7,800   Cumulus Media, Inc. Class A           395,850
     32,500   EchoStar Communications Corp.
              Class A*                            3,168,750
     14,600   Entercom Communications Corp.*        963,600
     55,000   Harte-Hanks, Inc.                   1,196,250
     34,500   Lamar Advertising Co.*              2,089,406
     19,500   Meredith Corp.                        812,906
     47,300   Network Event Theater, Inc.*        1,407,175
     20,000   Pegasus Communications Corp.*       1,955,000
     45,000   Ritchie Brothers Auctioneers,
              Inc.*                               1,248,750
     47,200   Salem Communications Corp.
              Class A*                            1,067,900
                                               ------------
                                                 20,973,728
                                               ------------
              COMPUTER HARDWARE (2.1%)
     37,000   Advanced Digital Information
              Corp.*                              1,799,125
     28,500   eSoft, Inc.*                          830,062
     18,900   Interlink Electronics, Inc.*        1,110,375
     26,175   National Instruments Corp.*         1,001,194
     21,500   NetScout Systems, Inc.*               666,500
     27,000   RadiSys Corp.*                      1,377,000
     36,000   SanDisk Corp.*                      3,465,000
     25,500   Wind River Systems, Inc.*             933,937
     27,400   ZapMe! Corp.*                         236,325
                                               ------------
                                                 11,419,518
                                               ------------
              COMPUTER SERVICE (4.8%)
     55,940   Acxiom Corp.*                       1,342,560
     34,300   Analysts International Corp.          428,750
     27,800   BackWeb Technologies Ltd.*          1,171,075
     34,300   CIBER, Inc.*                          943,250
     35,800   Concentric Network Corp.*           1,103,087
     22,000   Exactis.com, Inc.*                    534,875

 14              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SERVICE (CONTINUED)
     74,000   Hollywood.com, Inc.*             $  1,406,000
     42,200   Inprise Corp.*                        466,837
     18,800   Jack Henry & Associates, Inc.       1,009,325
     21,900   Mastech Corp.*                        542,025
     86,100   Metamor Worldwide, Inc.*            2,507,663
     45,000   National Data Corp.                 1,527,187
     16,490   NBC Internet, Inc. Class A*         1,273,852
     19,460   Netegrity, Inc.*                    1,108,004
    126,200   RSA Security, Inc.*                 9,780,500
     52,000   Zamba Corp.*                          903,500
                                               ------------
                                                 26,048,490
                                               ------------
              COMPUTER SOFTWARE (10.6%)
     80,100   The 3DO Co.*                          728,413
     17,500   Aspect Development, Inc.*           1,198,750
     39,900   Avant! Corp.*                         598,500
     11,700   BARRA, Inc.*                          371,475
     16,000   BindView Development Corp.*           795,000
     11,200   Bluestone Software, Inc.*           1,288,000
     21,500   Braun Consulting, Inc.*             1,537,250
     21,000   Brio Technology, Inc.*                882,000
     15,000   BroadVision, Inc.*                  2,550,937
     27,200   Business Objects SA ADR*            3,634,600
     11,500   Clarify, Inc.*                      1,449,000
     15,300   Concord Communications, Inc.*         678,938
     17,800   Cysive, Inc.*                       1,282,712
     50,000   Diversinet Corp.*                   1,100,000
     43,300   Documentum, Inc.*                   2,592,588
     43,500   Hyperion Solutions Corp.*           1,892,250
     28,500   Interactive Pictures Corp.*           664,406
     39,900   Interleaf, Inc.*                    1,341,637
     30,800   IONA Technologies PLC ADR*          1,678,600
     30,000   ITXC Corp.*                         1,008,750
     26,200   Jacada Ltd.*                          730,325
     39,000   Legato Systems, Inc.*               2,683,688
     13,600   Mercury Interactive Corp.*          1,467,950
     14,000   Micromuse, Inc.*                    2,380,000
    203,300   Midway Games, Inc.*                 4,866,494
     44,600   Mission Critical Software,
              Inc.*                               3,122,000
     22,500   Multex.com, Inc.*                     846,562
     18,000   ONYX Software Corp.*                  666,000
     21,800   PC-Tel, Inc.*                       1,144,500
     72,600   Peregrine Systems, Inc.*            6,112,013
     31,000   Remedy Corp.*                       1,468,625
     22,600   Sybase, Inc.*                         384,200
     46,000   Take-Two Interactive Software,
              Inc.*                                 595,125
     29,200   Transaction System Architects,
              Inc. Class A*                         817,600
     39,400   Unify Corp.*                        1,078,575
     22,000   WebTrends Corp.*                    1,782,000
                                               ------------
                                                 57,419,463
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CONSTRUCTION & HOUSING (0.2%)
     20,400   Coachmen Industries, Inc.        $    308,550
     14,100   Simpson Manufacturing Co.,
              Inc.*                                 616,875
     26,800   Willbros Group, Inc.*                 123,950
                                               ------------
                                                  1,049,375
                                               ------------
              CONSUMER GOODS & SERVICES (1.0%)
     45,700   Alberto-Culver Co. Class A            993,975
     31,900   Devry, Inc.*                          594,138
     17,700   Matthews International Corp.
              Class A                               486,750
     60,200   Valuevision International, Inc.
              Class A*                            3,450,213
                                               ------------
                                                  5,525,076
                                               ------------
              CONTAINERS (0.3%)
    110,000   American National Can Group,
              Inc.                                1,430,000
                                               ------------
              DATA PROCESSING & REPRODUCTION (0.3%)
     13,200   Analytical Surveys, Inc.*             150,975
     22,400   Fair, Isaac and Co., Inc.           1,187,200
     46,200   Inspire Insurance Solutions,
              Inc.*                                 212,234
                                               ------------
                                                  1,550,409
                                               ------------
              EDUCATION (0.1%)
     29,800   Strayer Education, Inc.               588,550
                                               ------------
              ELECTRICAL EQUIPMENT (1.0%)
     75,000   Belden, Inc.                        1,575,000
     10,000   Electro Scientific Industries,
              Inc.*                                 730,000
     16,000   Emulex Corp.*                       1,800,000
     40,200   Optimal Robotics Corp.*             1,497,450
                                               ------------
                                                  5,602,450
                                               ------------
              ELECTRONICS (8.6%)
     53,200   Alpha Industries, Inc.*             3,049,025
     35,500   Applied Micro Circuits Corp.*       4,517,375
     41,100   Asyst Technologies, Inc.*           2,694,619
     52,500   AVT Corp.*                          2,467,500
     21,200   Benchmark Electronics, Inc.*          486,275
     45,450   Burr-Brown Corp.*                   1,641,881
     16,500   C-COR.net Corp.*                    1,264,312
     14,500   C-Cube Microsystems, Inc.*            902,625
     12,500   Credence Systems Corp.*             1,081,250
     32,600   Dallas Semiconductor Corp.          2,100,662
     16,100   ETEC Systems, Inc.*                   722,488
     37,500   Galileo Technology Ltd.*              904,687
     37,500   Lattice Semiconductor Corp.*        1,767,188
     49,300   Methode Electronics, Inc. Class
              A                                   1,583,762
     13,500   Micrel, Inc.*                         768,656
     14,800   Optical Coating Laboratory,
              Inc.                                4,380,800
     51,900   Photronics, Inc.*                   1,485,638
     45,000   Plexus Corp.*                       1,980,000

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              ELECTRONICS (CONTINUED)
     19,000   PMC-Sierra, Inc.*                $  3,045,937
     13,000   Power Integrations, Inc.*             623,188
     36,500   Primex Technologies, Inc.             757,375
     24,400   Proxim, Inc.*                       2,684,000
     45,400   Sawtek, Inc.*                       3,021,937
      4,700   SCI Systems, Inc.*                    386,281
     45,600   TelCom Semiconductor, Inc.*           957,600
     14,600   TriQuint Semiconductor, Inc.*       1,624,250
                                               ------------
                                                 46,899,311
                                               ------------
              FINANCIAL (3.5%)
    103,100   AmeriCredit Corp.*                  1,907,350
     13,100   Bank United Corp. Class A             356,975
     22,000   Community First Bankshares,
              Inc.                                  346,500
     22,000   Cullen/Frost Bankers, Inc.            566,500
     80,000   Doral Financial Corp.                 985,000
      9,200   Duff & Phelps Credit Rating Co.       818,225
     29,300   Enhance Financial Services
              Group, Inc.                           476,125
     45,000   First Midwest Bancorp, Inc.         1,192,500
     52,427   Hudson United Bancorp.              1,340,165
     34,700   IndyMac Mortgage Holdings, Inc.       442,425
     16,500   Investment Technology Group,
              Inc.                                  474,375
     21,500   NextCard, Inc.*                       620,812
     28,600   OceanFirst Financial Corp.            495,138
     49,300   Peoples Heritage Financial
              Group, Inc.                           742,581
     17,605   Reinsurance Group of America,
              Inc.                                  488,539
     42,000   Renaissancere Holdings Ltd.         1,716,750
     21,000   Silicon Valley Bancshares*          1,039,500
     61,825   Sterling Bancshares, Inc.             691,667
     18,000   Texas Regional Bancshares, Inc.
              Class A                               522,000
    102,900   Webster Financial Corp.             2,424,581
     30,000   XL Capital Ltd. Class A             1,556,250
                                               ------------
                                                 19,203,958
                                               ------------
              FOOD & BEVERAGE (0.2%)
     36,800   Ben & Jerry's Homemade, Inc.
              Class A*                              915,400
      4,000   Bush Boake Allen, Inc.*                98,250
                                               ------------
                                                  1,013,650
                                               ------------
              GAMING/HOTELS (0.5%)
    100,000   Isle of Capri Casinos, Inc.*        1,318,750
     46,700   Prime Hospitality Corp.*              411,544
    250,000   Trump Hotels & Casino Resorts,
              Inc.*                                 843,750
                                               ------------
                                                  2,574,044
                                               ------------
              HEALTHCARE (4.9%)
     38,200   Acuson Corp.*                         479,887
     21,097   Block Drug Co., Inc. Class A          654,022
      9,500   CONMED Corp.*                         245,813

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              HEALTHCARE (CONTINUED)
     70,800   CORE, Inc.*                      $    677,025
     32,000   CYTYC Corp.*                        1,954,000
     29,900   Datascope Corp.                     1,196,000
     46,900   DENTSPLY International, Inc.        1,108,012
     30,300   Eclipsys Corp.*                       776,437
     97,800   Foundation Health Systems, Inc.
              Class A*                              971,888
     58,500   Haemonetics Corp.*                  1,393,031
     46,600   Hanger Orthopedic Group, Inc.*        466,000
     16,000   Hooper Holmes, Inc.                   412,000
     29,000   Invitrogen Corp.*                   1,740,000
     97,000   Mentor Corp.                        2,503,813
     17,600   MiniMed, Inc.*                      1,289,200
     18,500   Myriad Genetics, Inc.*                851,000
     54,000   NBTY, Inc.*                           624,375
     22,650   Patterson Dental Co.*                 965,456
     29,000   Protein Design Labs, Inc.*          2,030,000
     31,500   QLT PhotoTherapeutics, Inc.*        1,850,625
     33,000   Renal Care Group, Inc.*               771,375
     33,600   Respironics, Inc.*                    267,752
    230,000   Total Renal Care Holdings,
              Inc.*                               1,538,125
     33,400   Trigon Healthcare, Inc.*              985,300
     25,000   Universal Health Services, Inc.
              Class B*                              900,000
                                               ------------
                                                 26,651,136
                                               ------------
              HOUSEHOLD FURNISHING & APPLIANCES (0.2%)
     49,200   Hussmann International, Inc.          741,075
     31,700   Industrie Natuzzi SPA ADR             420,025
                                               ------------
                                                  1,161,100
                                               ------------
              INDUSTRIAL/MISCELLANEOUS (0.9%)
     25,800   Brady Corp. Class A                   875,587
     63,750   Reliance Steel & Aluminum Co.       1,494,141
    130,000   Titan International, Inc.             845,000
     82,500   Varian, Inc.*                       1,856,250
                                               ------------
                                                  5,070,978
                                               ------------
              INSURANCE (1.5%)
     99,100   Annuity and Life Re (Holdings)
              Ltd.                                2,588,988
      9,900   Brown & Brown, Inc.                   379,294
     67,500   Everest Reinsurance Holdings,
              Inc.                                1,506,094
     35,600   FBL Financial Group, Inc. Class
              A                                     712,000
     59,500   Mutual Risk Management Ltd.         1,000,344
     18,300   PartnerRe Ltd.                        593,606
     12,400   Penn-America Group, Inc.               96,100
     13,700   Scor ADR                              606,225
     35,600   Scottish Annuity & Life
              Holdings Ltd.                         291,475
     28,500   W.R. Berkley Corp.                    594,937
                                               ------------
                                                  8,369,063
                                               ------------

 16              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEISURE/ENTERTAINMENT (0.4%)
     46,200   American Classic Voyages Co.*    $  1,617,000
     54,300   Sunterra Corp.*                       624,450
                                               ------------
                                                  2,241,450
                                               ------------
              MACHINERY & CAPITAL GOODS (3.1%)
     35,400   Advanced Energy Industries,
              Inc.*                               1,743,450
     29,500   Applied Power, Inc. Class A         1,084,125
     76,000   AptarGroup, Inc.                    1,909,500
     21,200   Dionex Corp.*                         873,175
     31,400   Gardner Denver, Inc.*                 523,988
     28,300   IDEX Corp.                            859,612
     52,400   Kaydon Corp.                        1,404,975
     35,000   KEMET Corp.*                        1,577,188
     16,800   Lincoln Electric Holdings, Inc.       346,500
     16,900   NN Ball & Roller, Inc.                122,525
     30,800   PRI Automation, Inc.*               2,067,450
     67,200   Roper Industries, Inc.              2,541,000
     30,110   Zebra Technologies Corp. Class
              A*                                  1,761,435
                                               ------------
                                                 16,814,923
                                               ------------
              OFFICE EQUIPMENT & SUPPLIES (0.6%)
     55,900   United Stationers, Inc.*            1,596,644
     87,300   Wallace Computer Services, Inc.     1,451,362
                                               ------------
                                                  3,048,006
                                               ------------
              OIL & GAS (5.6%)
     58,800   BJ Services Co.*                    2,458,575
     17,400   Barrett Resources Corp.*              512,213
     29,300   Cabot Oil & Gas Corp. Class A         470,631
     19,400   Cal Dive International, Inc.*         642,625
      8,400   Central Hudson Energy Group,
              Inc.                                  277,200
     20,600   Cooper Cameron Corp.*               1,008,113
     50,000   Cross Timbers Oil Co.                 453,125
     45,500   Devon Energy Corp.                  1,495,813
    196,700   Global Industries Ltd.*             1,696,537
    291,000   Key Energy Services, Inc.*          1,509,563
     65,000   Kinder Morgan, Inc.                 1,312,187
    150,000   Marine Drilling Cos., Inc.*         3,365,625
     15,750   MDU Resources Group, Inc.             315,000
     17,000   Montana Power Co.                     613,063
     29,500   Nabors Industries, Inc.*              912,656
      8,000   National Fuel Gas Co.                 372,000
     56,352   National-Oilwell, Inc.*               884,022
     15,000   NUI Corp.                             395,625
     43,300   Oceaneering International,
              Inc.*                                 646,794
     43,500   Offshore Logistics, Inc.*             407,812
     51,600   Petroleum Geo-Services ADR*           919,125
     11,200   Piedmont Natural Gas Co., Inc.        338,800
    169,700   Pride International, Inc.*          2,481,862
    100,000   Rowan Cos., Inc.*                   2,168,750
     48,200   Smith International, Inc.*          2,394,938

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              OIL & GAS (CONTINUED)
     28,800   Stone Energy Corp.*              $  1,026,000
     32,600   Swift Energy Co.*                     374,900
     24,100   Tuboscope Vetco International
              Corp.                                 382,588
     30,500   UTI Energy Corp.*                     703,406
                                               ------------
                                                 30,539,548
                                               ------------
              PHARMACEUTICALS (5.2%)
     69,300   Alkermes, Inc.*                     3,404,363
     45,000   Alpharma, Inc. Class A              1,383,750
     28,500   Andrx Corp.*                        1,205,906
     25,500   ChiRex, Inc.*                         372,937
     45,000   Duane Reade, Inc.*                  1,240,313
     39,000   Emisphere Technologies, Inc.*       1,172,437
     74,000   Enzon, Inc.*                        3,209,750
     36,000   IDEC Pharmaceuticals Corp.*         3,537,000
     43,500   King Pharmaceuticals, Inc.*         2,438,719
     18,500   Medarex, Inc.*                        689,125
     22,100   Medicis Pharmaceutical Corp.
              Class A*                              940,631
     23,500   Millennium Pharmaceuticals,
              Inc.*                               2,867,000
     75,000   Pharmacopeia, Inc.*                 1,696,875
    228,000   Titan Pharmaceuticals, Inc.*        4,332,000
                                               ------------
                                                 28,490,806
                                               ------------
              PRINTING & PUBLISHING (0.5%)
     50,300   Getty Images, Inc.*                 2,458,413
                                               ------------
              PUBLISHING (0.0%)
      2,400   Scholastic Corp.*                     149,250
                                               ------------
              REAL ESTATE INVESTMENT/
              MANAGEMENT (0.3%)
     90,000   Fairfield Communities, Inc.*          967,500
                                               ------------
              RETAIL (3.7%)
     39,100   99 Cents Only Stores*               1,495,575
     22,900   Ames Department Stores, Inc.*         659,806
     22,400   AnnTaylor Stores Corp.*               771,400
     35,200   Black Box Corp.*                    2,358,400
     15,000   Chico's FAS, Inc.*                    564,375
     46,500   Claire's Stores, Inc.*              1,040,437
     23,000   Cost Plus, Inc.*                      819,375
     29,300   HotJobs.com Ltd.*                   1,280,044
     13,200   Linens 'n Things, Inc.*               391,050
     95,400   Pacific Sunwear of California,
              Inc.*                               3,040,875
     49,100   Ruddick Corp.                         761,050
     16,300   Schultz Sav-O Stores, Inc.            207,825
     26,300   ShopKo Stores, Inc.*                  604,900
     61,800   Signet Group PLC ADR                1,962,150
     33,000   Tweeter Home Entertainment
              Group, Inc.*                        1,171,500

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAIL (CONTINUED)
     70,000   Whitehall Jewellers, Inc.*       $  2,581,250
     16,800   Whole Foods Market, Inc.*             779,100
                                               ------------
                                                 20,489,112
                                               ------------
              STEEL (0.3%)
     22,500   Lone Star Technologies, Inc.*         627,188
     39,000   Maverick Tube Corp.*                  962,812
                                               ------------
                                                  1,590,000
                                               ------------
              TECHNOLOGY (1.7%)
     26,000   CACI International, Inc. Class
              A*                                    588,250
     11,100   Digimarc Corp.*                       555,000
     12,000   InfoSpace.com, Inc.*                2,568,000
    195,000   P-Com, Inc.*                        1,724,541
     47,600   Radiant Systems, Inc.*              1,912,925
     11,000   VerticalNet, Inc.*                  1,804,000
                                               ------------
                                                  9,152,716
                                               ------------
              TELECOMMUNICATION EQUIPMENT (5.9%)
    113,300   Advanced Fibre Communications,
              Inc.*                               5,063,094
     24,000   Advanced Radio Telecom Corp.*         576,000
      9,900   Aether Systems, Inc.*                 709,087
     34,500   Aironet Wireless
              Communications, Inc.*               2,303,955
     44,600   ANTEC Corp.*                        1,627,900
     21,300   Audiocodes Ltd.*                    1,959,600
     45,000   Aware, Inc.*                        1,636,875
     22,000   CommScope, Inc.*                      886,875
     41,800   Davox Corp.*                          820,325
    115,000   Digital Microwave Corp.*            2,695,312
     13,800   DSP Group, Inc.*                    1,283,400
     16,100   Gilat Satellite Networks Ltd.*      1,911,875
     35,000   L-3 Communications Holdings,
              Inc.*                               1,456,875
     78,400   PairGain Technologies, Inc.*        1,112,300
     47,000   Pinnacle Holdings, Inc.*            1,991,625
     29,500   Polycom, Inc.*                      1,878,781
     21,900   Powerwave Technologies, Inc.*       1,278,413
     18,600   Research In Motion Ltd.*              859,087
    110,000   Somera Communications, Inc.*        1,368,125
     30,000   Tekelec*                              675,000
     15,500   World Access, Inc.*                   298,375
                                               ------------
                                                 32,392,879
                                               ------------
              TELECOMMUNICATIONS (3.5%)
     28,300   Adaptive Broadband Corp.*           2,088,894
     35,000   AirGate PCS, Inc.*                  1,846,250
     46,000   CTC Communications Group, Inc.*     1,794,718
     15,200   Omnipoint Corp.*                    1,833,500

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS (CONTINUED)
     34,800   Powertel, Inc.*                  $  3,493,050
     57,500   Primus Telecommunications
              Group, Inc.*                        2,199,375
     36,000   TranSwitch Corp.*                   2,612,250
     30,000   Viatel, Inc.*                       1,608,750
     26,500   Z-Tel Technologies, Inc.*           1,069,937
                                               ------------
                                                 18,546,724
                                               ------------
              TRANSPORTATION (1.3%)
     15,700   Circle International Group,
              Inc.                                  349,325
     24,000   Eagle USA Airfreight, Inc.*         1,035,000
     41,000   Expeditors International of
              Washington, Inc.                    1,796,312
    105,800   Newport News Shipbuilding, Inc.     2,909,500
     36,750   Swift Transportation Co., Inc.*       647,719
                                               ------------
                                                  6,737,856
                                               ------------
              UTILITIES (0.3%)
     40,000   Cleco Corp.                         1,282,500
      6,500   United Illuminating Co.               333,938
                                               ------------
                                                  1,616,438
                                               ------------
              TOTAL UNITED STATES               455,446,210
                                               ------------
              TOTAL COMMON STOCK
              (cost $355,832,834)               518,546,131
                                               ------------
              PREFERRED STOCK (0.4%)
              GERMANY (0.4%)
              BROADCASTING & TELEVISION (0.3%)
     24,600   ProSieben Media AG                  1,400,811
                                               ------------
              RETAIL (0.1%)
     21,900   Fielmann AG                           659,950
                                               ------------
              TOTAL PREFERRED STOCK
              (cost $2,054,218)                   2,060,761
                                               ------------
              WARRANTS (0.0%)
              SINGAPORE (0.0%)
              FOOD & BEVERAGE (0.0%)
     58,000   Want Want Holdings Ltd.,
              expiring 10/24/04
              (cost $24,238)                         32,190
                                               ------------

-----------
 PRINCIPAL
-----------
$ 1,389,000   Gillette Co., 5.85%, 01/28/00       1,382,906
  4,309,000   Koch Industries, Inc., 4.50%,
              01/03/00                            4,307,923
                                               ------------
              TOTAL COMMERCIAL PAPER
              (cost $5,690,829)                   5,690,829
                                               ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (0.7%)
$ 1,491,000   U.S. Treasury Bill, 5.20-5.25%,
              01/13/00                            1,488,904
    322,000   U.S. Treasury Bill, 4.98-5.18%,
              01/20/00                              321,234
  1,802,000   U.S. Treasury Bill, 4.92-5.04%,
              02/03/00                            1,794,195
    398,000   U.S. Treasury Bill, 5.07%,
              02/10/00                              395,916
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $3,998,965)                   4,000,249
                                               ------------
              REPURCHASE AGREEMENTS (2.2%)
 11,696,000   Fifth Third Bank, 1.40%, 01/03/00,
              Collateralized by $4,310,000
              FHLMC Gold Pool #E00570, 6.00%,
              09/01/13, and $7,630,000 GNMA
              Pool #780020, 10.50%, 10/15/21,
              market value $12,420,398 (cost
              $11,696,000)                       11,696,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $379,297,084)              $542,026,160
                                               ============

-------------------------------------------------------
* Denotes a non-income producing security.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,014,963.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

The abbreviations in the above statement stand for the following:

    AB     Aktiebolag (Swedish stock company)
    ADR    American Depositary Receipt
    AG     Aktiengesellschaft (Austrian or German
           stock company)
    A/S    Limited (Danish)
    ASA    Limited (Norwegian)
    FHLMC  Federal Home Loan Mortgage Corporation
    GNMA   Government National Mortgage Association
    NV     Naamloze Vennootschap (Dutch corporation)
    OYJ    Limited (Finnish)
    PLC    Public Limited Company (British or Irish)
    SA     Societe Anonyme (French or Swiss
           corporation)
    SA     Sociedad Anonima (Portuguese or Spanish
           corporation)
    SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                                  INCOME FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              ASSET-BACKED SECURITIES (3.3%)
$   170,000   Discover Card Master Trust I,
              Series 1999-4, Class A, 5.878%,
              11/15/04                         $    165,342
    110,000   Standard Credit Card Master
              Trust, Series 1994-4, Class A,
              8.25%, 11/01/03                       112,559
                                               ------------
              TOTAL ASSET-BACKED SECURITIES
              (cost $285,669)                       277,901
                                               ------------
              CORPORATE BONDS (11.0%)
              FINANCIAL (5.0%)
    100,000   Countrywide Home Loans, Inc.,
              6.85%, 06/15/04                        97,789
    100,000   General Motors Corp., 7.40%,
              09/01/25                               95,258
    100,000   Household Finance Corp., 6.50%,
              11/15/08                               92,433
    100,000   Morgan Stanley Dean Witter,
              6.875%, 03/01/07                       96,237
     50,000   Norwest Corp., 8.15%, 11/01/01         51,061
                                               ------------
                                                    432,778
                                               ------------
              LEASE/RENTAL (1.1%)
    100,000   Hertz Corp., 6.25%, 03/15/09           90,554
                                               ------------
              OIL AND GAS (0.6%)
     50,000   The Williams Cos., Inc.,
              6.125%, 02/01/01                       49,491
                                               ------------
              RETAIL (0.2%)
     20,000   Sears Roebuck Acceptance Corp.,
              6.38%, 11/21/01                        19,636
                                               ------------
              TELECOMMUNICATIONS (0.6%)
     50,000   MCI Worldcom, Inc., 6.125%,
              08/15/01                               49,458
                                               ------------
              TRANSPORTATION (0.6%)
     47,715   Southwest Airlines Co., 7.67%,
              01/02/14                               47,633
                                               ------------
              UTILITIES (2.9%)
    100,000   Noram Energy Corp., 6.375%,
              11/01/03                               95,113
    100,000   Pacific Gas & Electric, 6.375%,
              11/01/03                              101,674
     55,000   Public Service Co. of Colorado,
              6.00%, 04/15/03                        53,171
                                               ------------
                                                    249,958
                                               ------------
              TOTAL CORPORATE BONDS
              (cost $989,558)                       939,508
                                               ------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS (81.6%)
              FEDERAL HOME LOAN BANK (3.3%)
$   300,000   5.125%, 09/15/03                 $    283,594
                                               ------------
              U.S. TREASURY BONDS (2.4%)
    150,000   6.00%, 02/15/26                       137,203
     75,000   6.125%, 02/15/26                       71,508
                                               ------------
                                                    208,711
                                               ------------
              U.S. TREASURY NOTES (75.9%)
    400,000   5.875%, 02/15/00                      400,250
    560,000   4.50%, 09/30/00                       553,875
    133,000   6.25%, 04/30/01                       133,125
    250,000   6.625%, 07/31/01                      251,640
    720,000   6.50%, 05/31/02                       723,600
    170,000   3.625%, 07/15/02                      168,353
    680,000   5.75%, 08/15/03                       665,762
     30,000   4.75%, 02/15/04                        28,303
     40,000   7.25%, 05/15/04                        41,225
    400,000   7.25%, 08/15/04                       412,750
    395,000   6.50%, 05/15/05                       395,123
    275,000   6.50%, 08/15/05                       275,000
    750,000   7.00%, 07/15/06                       768,281
    465,000   6.50%, 10/15/06                       463,692
    760,000   6.125%, 08/15/07                      740,762
    180,000   4.75%, 11/15/08                       158,794
    300,000   6.50%, 11/15/26                       292,406
                                               ------------
                                                  6,472,941
                                               ------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS
              (cost $7,211,828)                   6,965,246
                                               ------------
              REPURCHASE AGREEMENT (2.4%)
    202,000   Fifth Third Bank, 1.40%,
              01/03/00, Collateralized by
              $220,000 FHLMC Gold Pool
              #G10813, 7.00%, 12/01/11,
              market value $216,260 (cost
              $202,000)                             202,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $8,689,055)                $  8,384,655
                                               ============

-------------------------------------------------------

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,945.

The abbreviation in the above statement stands for the following:

FHLMC Federal Home Loan Mortgage Corporation
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

---------------------------------------------------------
SHARES       SECURITY                            VALUE
---------------------------------------------------------
             COMMON STOCK (93.8%)
             BANKS (1.7%)
     9,000   Northern Trust Corp.             $   477,000
    16,000   State Street Corp.                 1,169,000
                                              -----------
                                                1,646,000
                                              -----------
             BIOTECHNOLOGY (2.7%)
     2,300   Affymetrix, Inc.*                    390,281
    12,500   Chiron Corp.*                        529,688
     2,000   Millennium Pharmaceuticals,
             Inc.*                                244,000
    12,500   PE Corp.-PE Biosystems Group       1,503,906
                                              -----------
                                                2,667,875
                                              -----------
             BROADCASTING & TELEVISION (1.8%)
    12,500   General Instrument Corp.*          1,062,500
    10,000   Westwood One, Inc.*                  760,000
                                              -----------
                                                1,822,500
                                              -----------
             COMMUNICATION EQUIPMENT (1.8%)
     7,500   Conexant Systems, Inc.*              497,812
     8,000   JDS Uniphase Corp.*                1,290,500
                                              -----------
                                                1,788,312
                                              -----------
             COMPUTER DATA SECURITY (6.9%)
     8,500   Check Point Software
             Technologies Ltd.*                 1,689,375
    14,900   Entrust Technologies, Inc.*          893,069
    14,000   SanDisk Corp.*                     1,347,500
    15,300   SCM Microsystems, Inc.*              978,244
     3,500   VeriSign, Inc.*                      668,281
     9,000   VERITAS Software Corp.*            1,288,125
                                              -----------
                                                6,864,594
                                              -----------
             COMPUTER NETWORKING (6.9%)
     9,000   Brocade Communications Systems,
             Inc.*                              1,593,000
    28,000   Extreme Networks, Inc.*            2,338,000
     4,100   Finisar Corp.*                       368,488
     5,500   Juniper Networks, Inc.*            1,870,000
     4,000   Redback Networks, Inc.*              710,000
                                              -----------
                                                6,879,488
                                              -----------
             COMPUTER SOFTWARE & SERVICES (13.4%)
    17,500   Aspect Development, Inc.*          1,198,750
     4,000   Citrix Systems, Inc.*                492,000
     6,500   Electronic Arts, Inc.*               546,000
    12,500   Intuit, Inc.*                        749,219
    56,000   J.D. Edwards & Co.*                1,673,000
     4,000   MicroStrategy, Inc.*                 840,000
    33,000   Parametric Technology Co.*           893,063
    21,500   PeopleSoft, Inc.*                    458,219
    24,000   Peregrine Systems, Inc.*           2,020,500
     4,500   Red Hat, Inc.*                       950,625
    29,000   Sybase, Inc.*                        493,000
    10,000   VA Linux Systems, Inc.*            2,066,250
    21,000   Verity, Inc.*                        893,812
                                              -----------
                                               13,274,438
                                              -----------

---------------------------------------------------------
SHARES       SECURITY                            VALUE
---------------------------------------------------------
             ELECTRONICS (5.9%)
     6,000   ASM Lithography Holding NV*      $   682,500
    13,000   Credence Systems Corp.*            1,124,500
    54,000   Genesis Microchip, Inc.*           1,140,750
    20,500   HI/FN, Inc.*                         794,375
    19,500   National Semiconductor Corp.*        834,844
     3,000   PMC-Sierra, Inc.*                    480,937
     9,500   Sawtek, Inc.*                        632,344
     1,500   TriQuint Semiconductor, Inc.*        166,875
                                              -----------
                                                5,857,125
                                              -----------
             FINANCIAL (4.7%)
    15,500   Donaldson, Lufkin & Jenrette,
             Inc.                                 749,813
    25,000   Knight/Trimark Group, Inc.
             Class A*                           1,150,000
    18,500   Lehman Brothers Holdings, Inc.     1,566,719
    29,500   Paine Webber Group, Inc.           1,144,969
                                              -----------
                                                4,611,501
                                              -----------
             GOLD & METALS MINING (0.6%)
    26,000   Newmont Mining Corp.                 637,000
                                              -----------
             HEALTHCARE (7.4%)
    36,000   Genzyme Corp.*                     1,620,000
    92,000   Health Management Associates,
             Inc. Class A*                      1,230,500
     6,000   Immunex Corp.*                       657,000
     2,500   MedImmune, Inc.*                     414,687
    82,700   Omnicare, Inc.                       992,400
    14,000   Sepracor, Inc.*                    1,388,625
    42,000   Tenet Healthcare Corp.*              987,000
                                              -----------
                                                7,290,212
                                              -----------
             INSURANCE (0.8%)
    17,000   AFLAC, Inc.                          802,187
                                              -----------
             INTERNET (20.8%)
     2,700   Akamai Technologies, Inc.*           884,588
     2,400   Ariba, Inc.*                         425,700
     7,000   CacheFlow, Inc.*                     914,813
     3,500   CMGI, Inc.*                          969,062
     3,500   Digital Island*                      332,938
     3,500   DoubleClick, Inc.*                   885,719
    24,500   Engage Technologies, Inc.*         1,470,000
    11,000   Exodus Communications, Inc.*         976,937
    13,500   F5 Networks, Inc.*                 1,539,000
     3,400   FreeMarkets, Inc.*                 1,160,462
    10,000   Internet Capital Group, Inc.*      1,700,000
    23,500   Media Metrix, Inc. *                 840,125
    23,000   Open Market, Inc.*                 1,037,875
    10,100   Phone.com, Inc.*                   1,170,969
     7,500   Portal Software, Inc.*               771,562
     8,000   Proxicom, Inc.*                      994,500
    11,000   USinternetworking, Inc.*             768,625
    10,000   VerticalNet, Inc.*                 1,640,000
    14,500   Viant Corp.*                       1,435,500
     4,000   Vignette Corp.*                      652,000
                                              -----------
                                               20,570,375
                                              -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

---------------------------------------------------------
SHARES       SECURITY                            VALUE
---------------------------------------------------------
             MOTORCYCLES (1.4%)
    22,000   Harley-Davidson, Inc.            $ 1,409,375
                                              -----------
             OIL & GAS (8.2%)
    26,000   BJ Services Co.*                   1,087,125
    41,000   Cooper Cameron Corp.*              2,006,437
    60,000   ENSCO International, Inc.          1,372,500
    50,700   Noble Drilling Corp.*              1,660,425
    40,000   Smith International, Inc.*         1,987,500
                                              -----------
                                                8,113,987
                                              -----------
             PAPER & FOREST PRODUCTS (0.5%)
     8,500   Champion International Corp.         526,469
                                              -----------
             RETAIL (1.8%)
    25,000   MP3.com, Inc.*                       792,187
     7,000   PurchasePro.com, Inc.*               962,500
                                              -----------
                                                1,754,687
                                              -----------
             TELECOMMUNICATIONS (6.5%)
    32,000   Aware, Inc. Massachusetts*         1,164,000
     4,500   E-Tek Dynamics, Inc.*                605,813
    13,500   Harmonic, Inc.*                    1,281,656
    19,000   Next Level Communications,
             Inc.*                              1,422,625
    10,500   NEXTLINK Communications, Inc.
             Class A*                             872,156
    80,000   PairGain Technologies, Inc.*       1,135,000
                                              -----------
                                                6,481,250
                                              -----------
             TOTAL COMMON STOCK
             (cost $76,996,322)                92,997,375
                                              -----------

---------------------------------------------------------
PRINCIPAL               SECURITY                 VALUE
---------------------------------------------------------
$11,295,000  Fifth Third Bank, 1.40%,
             01/03/00, Collateralized by
             $11,851,000 FNMA Pool #323020,
             6.50%, 02/01/13,
             market value $11,507,321
             (cost $11,295,000)               $11,295,000
                                              -----------
             TOTAL INVESTMENTS
             (cost $88,291,322)               $104,292,375
                                              ===========

-------------------------------------------------------

* Denotes a non-income producing security

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $85,910.

The abbreviations in the above statement stand for the following:

  FNMA  Federal National Mortgage Association
  NV    Naamloze Vennootschap (Dutch corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            COMMON STOCK (97.2%)
            AEROSPACE / DEFENSE (6.4%)
  25,600    Lockheed Martin Corp.               $   560,000
  20,200    Raytheon Co. Class B                    536,563
                                                -----------
                                                  1,096,563
                                                -----------
            AIR FREIGHT (2.7%)
  11,200    FDX Corp.*                              458,500
                                                -----------
            AUTO PARTS & EQUIPMENT (6.2%)
  12,700    Borg-Warner Automotive, Inc.            514,350
  18,700    Dana Corp.                              559,831
                                                -----------
                                                  1,074,181
                                                -----------
            AUTOMOBILES (2.9%)
   7,000    General Motors Corp.                    508,812
                                                -----------
            BANKS (10.8%)
   7,800    Bank of America Corp.                   391,463
   6,600    The Chase Manhattan Corp.               512,738
  15,000    Mellon Financial Corp.                  510,937
  11,100    Wells Fargo Co.                         448,856
                                                -----------
                                                  1,863,994
                                                -----------
            COMPUTER SOFTWARE & SERVICES (4.1%)
  29,800    Cadence Design Systems, Inc.*           715,200
                                                -----------
            CONSTRUCTION MATERIALS (3.0%)
  18,800    Lafarge Corp.                           519,350
                                                -----------
            ELECTRONICS (6.9%)
  24,550    Arrow Electronics, Inc.*                622,956
   9,300    Avnet, Inc.                             562,650
                                                -----------
                                                  1,185,606
                                                -----------
            FINANCIAL (2.9%)
   8,100    Fannie Mae                              505,744
                                                -----------
            HEALTHCARE (11.8%)
  12,900    American Home Products Corp.            508,744
  20,100    ICN Pharmaceutical, Inc.                508,781
  21,700    Mylan Laboratories, Inc.                546,569
  39,200    Omnicare, Inc.                          470,400
                                                -----------
                                                  2,034,494
                                                -----------
            HOUSEHOLD FURNISHING & APPLIANCES
            (2.9%)
  10,400    Maytag Corp.                            499,200
                                                -----------
            INSURANCE (9.0%)
  18,800    The Allstate Corp.                      451,200
  10,000    The Chubb Corp.                         563,125
  16,600    PartnerRe Ltd.                          538,463
                                                -----------
                                                  1,552,788
                                                -----------

-----------------------------------------------------------
SHARES      SECURITY                               VALUE
-----------------------------------------------------------
            INVESTMENT MANAGEMENT (3.1%)
   6,500    Merrill Lynch & Co., Inc.           $   542,750
                                                -----------
            IRON & STEEL (3.0%)
  29,000    UCAR International, Inc.*               516,562
                                                -----------
            RAILROADS (5.1%)
  17,800    Burlington Northern Santa Fe Corp.      431,650
  16,800    Canadian National Railway Co.           442,050
                                                -----------
                                                    873,700
                                                -----------
            RETAIL (8.9%)
  14,200    The May Department Stores Co.           457,950
  33,600    Family Dollar Stores, Inc.              548,100
  48,500    Office Depot, Inc.*                     530,469
                                                -----------
                                                  1,536,519
                                                -----------
            TELECOMMUNICATIONS (4.1%)
   7,800    BCE, Inc.                               703,463
                                                -----------
            TELECOMMUNICATIONS/CELLULAR (3.4%)
  18,300    ECI Telecom Ltd.                        578,736
                                                -----------
            TOTAL COMMON STOCK
            (cost $17,445,044)                   16,766,162
                                                -----------
---------
PRINCIPAL
---------
$484,000    Fifth Third Bank, 1.40%, 01/03/00,
            Collateralized by $508,000
            FNMA Pool #323020, 6.50%,
            02/01/13, market value $493,268
            (cost $484,000)                         484,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $17,929,044)                  $17,250,162
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $67,012.

The abbreviation in the above statement stands for the following:

    FNMA  Federal National Mortgage Association

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             COMMON STOCK (70.1%)
             AUTOMOBILES (1.5%)
     8,400   Ford Motor Co.                     $   448,875
                                                -----------
             BANKS (3.3%)
     5,018   Bank of America Corp.                  251,841
     3,500   The Chase Manhattan Corp.              271,906
     6,500   First Union Corp.                      213,281
     6,900   Mellon Financial Corp.                 235,031
                                                -----------
                                                    972,059
                                                -----------
             BROADCASTING & TELEVISION (0.6%)
     3,000   AT&T Liberty Media Group               170,250
                                                -----------
             CHEMICALS/DIVERSIFIED (1.7%)
     7,334   E.I. du Pont de Nemours and Co.        483,127
                                                -----------
             COMPUTER/HARDWARE (6.5%)
     4,148   Apple Computer, Inc.                   426,466
     4,000   International Business Machines
             Corp.                                  432,000
     3,000   Lexmark International Group, Inc.
             Class A*                               271,500
    10,000   Sun Microsystems, Inc.*                774,375
                                                -----------
                                                  1,904,341
                                                -----------
             COMPUTER SOFTWARE & SERVICES (0.9%)
     2,300   Cisco Systems, Inc.*                   246,387
                                                -----------
             CONSUMER FINANCE (3.6%)
    11,850   Citigroup, Inc.                        658,416
     5,700   Freddie Mac                            268,256
     2,900   Lincoln National Corp.                 116,000
                                                -----------
                                                  1,042,672
                                                -----------
             ELECTRICAL EQUIPMENT (3.0%)
     3,900   Emerson Electric Co.                   223,763
     4,200   General Electric Co.                   649,950
                                                -----------
                                                    873,713
                                                -----------
             ELECTRONICS (0.9%)
     3,100   Intel Corp.                            255,169
                                                -----------
             ENTERTAINMENT (1.2%)
    12,300   The Walt Disney Co.                    359,775
                                                -----------
             FOODS & BEVERAGES (3.5%)
    10,600   General Mills, Inc.                    378,950
     7,900   H.J. Heinz Co.                         314,519
     9,100   PepsiCo, Inc.                          320,775
                                                -----------
                                                  1,014,244
                                                -----------
             HEALTHCARE (9.0%)
     9,200   Abbott Laboratories                    334,075
     4,700   Baxter International, Inc.             295,219
     6,700   Bristol-Myers Squibb Co.               430,056
     4,800   Johnson & Johnson                      447,000

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             HEALTHCARE (CONTINUED)
     6,800   Pharmacia & Upjohn, Inc.           $   306,000
    10,100   Schering-Plough Corp.                  426,094
     4,900   Warner-Lambert Co.                     401,494
                                                -----------
                                                  2,639,938
                                                -----------
             HOUSEHOLD FURNISHING & APPLIANCES
             (0.6%)
     2,800   Whirlpool Corp.                        182,175
                                                -----------
             INSURANCE (0.6%)
     4,800   The Allstate Corp.                     115,200
     1,200   Chubb Corp.                             67,575
                                                -----------
                                                    182,775
                                                -----------
             INSURANCE BROKERS (1.1%)
     3,250   Marsh & McLennan Cos., Inc.            310,984
                                                -----------
             INVESTMENT MANAGEMENT (2.6%)
     3,400   Merrill Lynch & Co., Inc.              283,900
     3,400   Morgan Stanley Dean Witter & Co.       485,350
                                                -----------
                                                    769,250
                                                -----------
             MACHINERY/DIVERSIFIED (0.5%)
     2,900   Ingersoll-Rand Co.                     159,681
                                                -----------
             MANUFACTURING (1.5%)
     8,800   Cooper Tire & Rubber Co.               136,950
     3,800   Textron, Inc.                          291,413
                                                -----------
                                                    428,363
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (1.3%)
     8,000   Pitney Bowes, Inc.                     386,500
                                                -----------
             OIL & GAS (7.2%)
     5,700   British Petroleum Co. PLC ADR          338,081
     2,900   Chevron Corp.                          251,212
    11,614   Conoco, Inc.                           288,898
    10,700   Enron Corp.                            474,813
     9,208   Exxon Mobil Corp.                      741,820
                                                -----------
                                                  2,094,824
                                                -----------
             PERSONAL CARE PRODUCTS (2.8%)
     7,300   Kimberly-Clark Corp.                   476,325
     3,000   Procter & Gamble Co.                   328,687
                                                -----------
                                                    805,012
                                                -----------
             PRINTING & PUBLISHING (1.6%)
     9,500   The New York Times Co. Class A         466,688
                                                -----------
             REAL ESTATE INVESTMENT/MANAGEMENT
             (0.4%)
     3,000   Post Properties, Inc., REIT            114,750
                                                -----------
             RETAIL (2.8%)
     7,811   Home Depot, Inc.                       535,507
    14,000   The TJX Companies, Inc.                286,125
                                                -----------
                                                    821,632
                                                -----------

 24              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS (11.4%)
     6,200   AT&T Corp.                         $   314,650
     6,000   GTE Corp.                              423,375
     7,971   MCI Worldcom, Inc.*                    422,961
     5,600   Metromedia Fiber Networks, Inc.,
             DECS                                   260,400
     5,400   Motorola, Inc.                         795,150
     7,885   SBC Communications, Inc.               384,394
     3,800   Sprint Corp. (FON Group)               255,788
     7,300   Tellabs, Inc.                          468,569
                                                -----------
                                                  3,325,287
                                                -----------
             TOTAL COMMON STOCK
             (cost $17,188,839)                  20,458,471
                                                -----------
             CONVERTIBLE PREFERRED STOCK
             (12.0%)
             BANKS (0.1%)
       300   Jefferson Pilot Corp., 7.25%            25,125
                                                -----------
             CHEMICALS/DIVERSIFIED (1.2%)
    10,600   Monsanto Co., ACES, 6.50%              351,125
                                                -----------
             COMPUTER SOFTWARE & SERVICES
             (0.8%)
     4,000   PSINet, Inc., 6.75%                    233,500
                                                -----------
             CONSUMER FINANCE (0.7%)
     9,100   Conseco, Inc., 7.00%                   212,713
                                                -----------
             CONTAINERS & PACKAGES (0.9%)
    12,200   Crown Cork & Seal Co., Inc.,
             4.50%                                  253,150
                                                -----------
             ELECTRIC COMPANIES (1.2%)
     7,750   Texas Utilities Co., PRIDES,
             9.25%                                  338,094
                                                -----------
             FINANCIAL/DIVERSIFIED (0.3%)
     4,400   Lincoln National Corp., PRIDES,
             7.75%                                   96,800
                                                -----------
             FOODS (1.5%)
     4,200   Ralston-Ralston Purina Group,
             7.00%                                  153,562
     1,700   Suiza Foods Corp., 5.50%**              58,225
     7,000   Suiza Foods Corp., 5.50%               239,750
                                                -----------
                                                    451,537
                                                -----------
             INTERNET SERVICES (0.7%)
     3,800   Verig, Inc, 6.75%**                    213,750
             MACHINERY/DIVERSIFIED (1.0%)
    11,500   Ingersoll-Rand Co., 6.75%              293,250
                                                -----------
             RAILROADS (0.7%)
     5,100   Union Pacific Corp., 6.25%             211,012
                                                -----------
             TELECOMMUNICATIONS (2.9%)
     5,400   Amdocs Ltd., TRACES, 6.75%             173,475
     1,900   Comcast Corp., 2.00%                   187,387

-----------------------------------------------------------
  SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS (CONTINUED)
     2,500   Cox Communications, Inc., PRIDES,
             7.00%                              $   170,000
     1,300   Cox Communication, Inc., PRIZES,
             7.75%                                  126,425
       900   Nextlink Communications, Inc.,
             6.50%                                  172,463
                                                -----------
                                                    829,750
                                                -----------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (cost $3,853,070)                    3,509,806
                                                -----------

----------
PRINCIPAL
----------
             SERVICES/ADVERTISING & MARKETING (0.8%)
$   40,000   Omnicon Group, 4.25%, 01/03/07         127,200
    50,000   Omnicon Group, 2.25%, 01/06/13         102,063
                                                -----------
                                                    229,263
                                                -----------
             TELECOMMUNICATIONS (0.7%)
   160,000   Liberty Media Group, 4.00%,
             11/15/29                               200,800
                                                -----------
             TOTAL CORPORATE BOND
             (cost $339,946)                        430,063
                                                -----------
             CONVERTIBLE CORPORATE BONDS
             (12.9%)
             COMPUTER SOFTWARE & SERVICES
             (5.6%)
    40,000   America Online, Inc., 4.00%,
             11/15/02                               459,850
    50,000   Exodus Communications, Inc.,
             5.00%, 03/15/06                        389,000
   290,000   Veritas Software, 1.856%,
             08/13/06                               780,462
                                                -----------
                                                  1,629,312
                                                -----------
             COMPUTERS/HARDWARE (6.2%)
   110,000   ASM Lithography Holding NV,
             4.25%, 11/30/04**                      127,875
   360,000   Citrix Systems, 0.00%, 03/22/19        317,700
   450,000   Citrix Systems, 0.00%, 3/22/19**       397,125
   100,000   EMC Corp., 5.00%, 03/15/06             965,250
                                                -----------
                                                  1,807,950
                                                -----------
             ELECTRONICS/SEMICONDUCTORS (1.1%)
    50,000   LSI Logic Corp., 4.25%, 03/15/04       113,313
    90,000   LSI Logic Corp., 4.25%,
             03/15/04**                             203,962
                                                -----------
                                                    317,275
                                                -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $1,495,366)                    3,754,537
                                                -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (4.5%)
$1,315,000   Fifth Third Bank, 1.40%,
             01/03/00, Collateralized by
             $1,380,000 FNMA Pool #323020,
             6.50%, 02/01/13
             market value $1,339,980
             (cost $1,315,000)                  $ 1,315,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $24,192,221)                 $29,467,877
                                                ===========

-------------------------------------------------------

 * Denotes a non-income producing security

** Represents a restricted security acquired and eligible for resale under Rule
   144A, which limits the resale to certain qualified buyers.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $81.

The abbreviations in the above statement stand for the following:

    ACES     Adjustable Conversion-Rate Equity
             Security
    ADR      American Depositary Receipts
    DECS     Dividend Enhanced Convertible Stock
    FNMA     Federal National Mortgage Association
    NV       Naamloze Vennootschap(Dutch corporation)
    PLC      Public Limited Company (British)
    PRIDES   Preferred Redeemable Increased Dividend
             Equity Security
    PRIZES   Participating Redeemable Indexed Zero-
             Premium Exchangeable Securities
    REIT     Real Estate Investment Trust
    TRACES   Trust Automatic Common Exchange
             Securities

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              CORPORATE BOND (90.8%)
              AEROSPACE/DEFENSE (0.5%)
$   250,000   Anteon Corp., Sr. Sub. Note,
              12.00%, 05/15/09               $      233,750
    125,000   Condor Systems, Inc., Sr.
              Sub. Note, 11.875%, 05/01/09*          94,375
                                             --------------
                                                    328,125
                                             --------------
              AGRICULTURAL PRODUCTS (0.1%)
    100,000   Royster-Clark, Inc., 10.25%,
              04/01/09*                              91,500
                                             --------------
              AUTO PARTS & EQUIPMENT (4.0%)
    200,000   Accuride Corp., Series B,
              9.25%, 02/01/08                       185,000
    100,000   Aftermarket Technology Corp.,
              12.00%, 08/01/04                      100,750
    150,000   Aftermarket Technology Corp.,
              Series D, 12.00%, 08/01/04            151,125
    600,000   American Axle &
              Manufacturing, Sr. Sub. Note,
              9.75%, 03/01/09                       607,500
    275,000   Collins & Aikman Products,
              Inc., Sr. Sub. Note, 11.50%,
              04/15/06                              273,625
    200,000   Fleetpride, Inc., Sr. Sub.
              Note, 12.00%, 08/01/05                183,000
    250,000   J.L. French Auto Cast,
              11.50%, 06/01/09*                     256,875
    700,000   Lear Corp., 8.11%, 05/15/09*          663,691
    150,000   Oxford Automotive, Inc., Sr.
              Sub. Note, Series D, 10.125%,
              06/15/07                              139,500
                                             --------------
                                                  2,561,066
                                             --------------
              BANKS (0.8%)
    600,000   GS Escrow Corp., 7.125%,
              08/01/05                              544,614
                                             --------------
              BEVERAGES/TOBACCO (0.3%)
    100,000   Canandaigua Brands, Inc., Sr.
              Sub. Note, 8.50%, 03/01/09             95,500
    100,000   National Wine & Spirits, Sr.
              Note, 10.125%, 01/15/09               102,000
                                             --------------
                                                    197,500
                                             --------------
              BROADCAST MEDIA/CABLE TELEVISION (16.7%)
    325,000   ACME Television LLC, Series
              B, 0/10.875%, 09/30/04                294,125
    150,000   Big City Radio, Inc., Sr.
              Disc. Note, 0/11.25%,
              03/15/05                               97,500
    100,000   Chancellor Media Corp., Sr.
              Sub. Note, 9.375%, 10/01/04           103,000
    300,000   Chancellor Media Corp., Sr.
              Sub. Note, Series B, 8.75%,
              06/15/07                              304,500
    925,000   Chancellor Media Corp.,
              Series B, 8.125%, 12/15/07            930,781

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
$   125,000   Chancellor Media Corp., Sr.
              Sub. Note, 9.00%, 10/01/08     $      130,625
    300,000   Chancellor Media Corp., Sr.
              Note, 8.00%, 11/01/08                 301,500
    550,000   Charter Communications
              Holdings, Sr. Note,
              0/9.92%, 04/01/11                     325,188
    250,000   CSC Holdings, Inc.,
              9.25%, 11/01/05                       256,875
    250,000   CSC Holdings, Inc.,
              9.875%, 05/15/06                      264,375
    250,000   CSC Holdings, Inc.,
              9.875%, 02/15/13                      264,375
    125,000   Cumulus Media, Inc., Sr. Sub.
              Note, 10.375%, 07/01/08               131,250
    125,000   Diamond Cable Communications
              PLC, 0/10.75%, 02/15/07               103,125
     50,000   Diamond Holdings PLC,
              9.125%, 02/01/08                       49,750
     50,000   Diva Systems Corp., Series B,
              0/12.625%, 03/01/08                    19,250
    700,000   EchoStar DBS Corp.,
              9.375%, 02/01/09                      708,750
    150,000   Fox/Liberty Networks LLC,
              8.875%, 08/15/07                      154,125
    475,000   Fox/Liberty Networks LLC,
              0/9.75%, 08/15/07                     384,750
    100,000   International Cabeltel, Inc.,
              Series B, 0/11.50%, 02/01/06           92,000
    200,000   Lamar Media Corp., Sr. Sub.
              Note, 8.625%, 09/15/07                197,000
    150,000   Lenfest Communications, Inc.,
              8.375%, 11/01/05                      153,750
    100,000   Lenfest Communications, Inc.,
              8.25%, 02/15/08                       100,500
  1,900,000   NTL, Inc., Series B,
              0/9.75%, 04/01/08                   1,339,500
    600,000   NTL, Inc., Series B,
              0/12.375%, 10/01/08                   424,500
    325,000   Orion Network Systems,
              11.25%, 01/15/07                      245,375
    550,000   Pegasus Communications Corp.,
              Series B, 9.625%, 10/15/05            558,250
    100,000   Pegasus Communications Corp.,
              Series B, 9.75%, 12/01/06             102,250
    500,000   RCN Corp., 0/11.125%,
              10/15/07                              357,500
    125,000   Sinclair Broadcast Group,
              Inc., 10.00%, 09/30/05                125,000
    300,000   Sinclair Broadcast Group,
              Inc., 8.75%, 12/15/07                 280,500

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
$   525,000   TeleWest Communications PLC,
              Sr. Disc. Note, 0/11.00%,
              10/01/07                       $      493,500
     50,000   TeleWest Communications PLC,
              11.25%, 11/01/08                       54,875
    250,000   TeleWest Communications PLC,
              0/9.25%, 04/15/09*                    163,750
    200,000   UIH Australia/Pacific, Series
              B, 14.00%, 05/15/06                   170,000
    550,000   United International
              Holdings, Inc., Series B,
              0/10.75%, 02/15/08                    354,750
    825,000   United Pan-Europe
              Communications, 0/12.50%,
              08/01/09*                             470,250
    575,000   United Pan-Europe
              Communications, 0/13.375%,
              11/01/09*                             330,625
                                             --------------
                                                 10,837,719
                                             --------------
              BUILDING DEVELOPMENT/PRODUCTS (1.4%)
    200,000   Building Materials Corp.,
              Series B, 8.00%, 10/15/07             181,500
    175,000   Falcon Building Products,
              Inc., Sr. Sub. Disc.,
              0/10.50%, 06/15/07                    132,125
    150,000   Formica Corp., Series B,
              10.875%, 03/01/09                     138,000
    100,000   Juno Lighting, Inc., Sr. Sub.
              Note, 11.875%, 07/01/09                93,500
    125,000   NCI Building Systems, Inc.,
              Series B, 9.25%, 05/01/09             120,000
    200,000   URS Corp., Series B,
              12.25%, 05/01/09*                     210,500
                                             --------------
                                                    875,625
                                             --------------
              BUSINESS EQUIPMENT & SERVICES (0.3%)
    150,000   Avis Rent A Car, Inc.,
              11.00%, 05/01/09                      158,250
                                             --------------
              CHEMICALS/PLASTICS (5.0%)
    100,000   Buckeye Technologies, Inc.,
              9.25%, 09/15/08                       101,500
    300,000   General Chemical Industries,
              Sr. Note, 10.625%, 05/01/09           298,500
    200,000   Georgia Gulf Corp.,
              10.375%, 11/01/07*                    209,750
    425,000   Huntsman Corp.,
              9.50%, 07/01/07*                      405,875
    225,000   Huntsman ICI Chemicals,
              10.125%, 07/01/09*                    231,750

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              CHEMICALS/PLASTICS (CONTINUED)
$   300,000   ISP Holdings, Inc., Series B,
              9.00%, 10/15/03                $      296,250
    700,000   Lyondell Chemical Co.,
              10.875%, 05/01/09                     742,000
    325,000   Polymer Group, Inc., Sr. Sub.
              Note, Series B, 9.00%,
              07/01/07                              316,875
    250,000   Polymer Group, Inc., Sr. Sub.
              Note, Series B, 8.75%,
              03/01/08                              241,250
    300,000   Sterling Chemicals, Inc.,
              11.75%, 08/15/06                      226,500
    200,000   Texas Petrochem Corp.,
              11.125%, 07/01/06                     175,000
                                             --------------
                                                  3,245,250
                                             --------------
              CONGLOMERATES (0.3%)
    200,000   Eagle-Picher Industries,
              Inc., Sr. Sub. Note, 9.375%,
              03/01/08                              176,000
                                             --------------
              CONSUMER PRODUCTS/SERVICES (3.1%)
    250,000   Albecca, Inc., Sr. Sub. Note,
              10.75%, 08/15/08                      171,250
    200,000   Amscan Holdings, Inc.,
              9.875%, 12/15/07                      170,000
     89,000   Boyds Collection Ltd., Series
              B, 9.00%, 05/15/08                     83,660
    275,000   Chattem, Inc., Sr. Sub. Note,
              Series B, 8.875%, 04/01/08            258,500
     50,000   Diamond Brands, Inc., Sr.
              Disc. Note, 0/12.875%,
              04/15/09                               10,250
     50,000   NBTY, Inc., Series B, 8.625%,
              09/15/07                               46,750
     75,000   Playtex Products, Inc.,
              9.00%, 12/15/03                        74,812
    725,000   Revlon Consumer Products
              Corp., 8.625%, 02/01/08               373,375
    125,000   Sealy Mattress Co., Sr. Sub.
              Note, Series B, 9.875%,
              12/15/07                              124,375
     75,000   Sealy Mattress Co., Sr. Disc.
              Note, Series B, 0/10.875%,
              12/15/07                               52,875
    100,000   Scotts Co., 8.625%, 01/15/09*          98,000
     50,000   Sleepmaster LLC, 11.00%,
              05/15/09*                              50,313
    200,000   True Temper Sports, Inc.,
              Series B, 10.875%, 12/01/08           192,000
    150,000   United Industries, Series B,
              9.875%, 04/01/09                      138,000
    150,000   Volume Services America,
              Inc., Sr. Sub. Note, 11.25%,
              03/01/09                              148,500
                                             --------------
                                                  1,992,660
                                             --------------
              CONTAINERS/PACKAGING (0.3%)
    200,000   Russell Stanley Holdings,
              Inc., Sr. Sub. Note, 10.875%,
              02/15/09                              175,000
                                             --------------

 28              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              ELECTRONICS (1.6%)
$   150,000   Fairchild Semiconductor
              Corp., Sr. Note, 10.375%,
              10/01/07*                      $      153,750
    200,000   SCG Holding Corp.,
              12.00%, 08/01/09*                     213,500
    700,000   Telecommunication Techniques
              Co., Inc., Sr. Sub. Note,
              9.75%, 05/15/08                       640,500
     50,000   Viasystems Group, Inc.,
              Series B, 9.75%, 06/01/07              27,750
                                             --------------
                                                  1,035,500
                                             --------------
              FOOD PRODUCTS/SERVICES (2.7%)
    100,000   Advantica Restaurant Group,
              Inc., 11.25%, 01/15/08                 76,000
    275,000   Agrilink Foods, Inc., Sr.
              Note, 11.875%, 11/01/08               277,750
    550,000   Ameriserv Food Distribution,
              Inc., Sr. Sub. Note, 10.125%,
              07/15/07                              189,750
    150,000   Carrols Corp., Sr. Sub. Note,
              9.50%, 12/01/08                       137,250
    175,000   Domino's, Inc., Sr. Sub.
              Note, Series B, 10.375%,
              01/15/09                              169,312
    250,000   Eagle Family Foods, Inc.,
              Series B, 8.75%, 01/15/08             191,250
    425,000   International Home Foods,
              Inc., Sr. Sub. Note, 10.375%,
              11/01/06                              443,063
    275,000   Triarc Consumer Products
              Group, 10.25%, 02/15/09*              264,687
                                             --------------
                                                  1,749,062
                                             --------------
              FOREST & PAPER PRODUCTS (0.7%)
    175,000   Packaging Corp. of America,
              Sr. Sub. Note, 9.625%,
              04/01/09                              180,250
    300,000   Stone Container Corp.,
              12.25%, 04/01/02                      302,250
                                             --------------
                                                    482,500
                                             --------------
              GEOLOGICAL EQUIPMENT/SERVICES (2.2%)
    700,000   Allied Waste North America,
              Inc., Sr. Note, Series B,
              7.625%, 01/01/06                      633,500
    850,000   Allied Waste North America,
              Inc., 10.00%, 08/01/09*               760,750
                                             --------------
                                                  1,394,250
                                             --------------
              HEALTHCARE (5.0%)
    575,000   Columbia/HCA Healthcare
              Corp., 6.91%, 06/15/05                523,411
    325,000   CONMED Corp.,
              9.00%, 03/15/08                       305,500

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              HEALTHCARE (CONTINUED)
$   300,000   Dade International, Inc.,
              Series B, 11.125%, 05/01/06    $      295,500
     75,000   Everest Healthcare Services,
              Inc., Sr. Sub. Note, 9.75%,
              05/01/08                               70,125
    100,000   Genesis Health Ventures,
              Inc., 9.25%, 10/01/06                  41,500
    125,000   Genesis Health Ventures,
              Inc., 9.875%, 01/15/09                 50,625
    275,000   Hanger Orthopedic Group,
              Inc., 11.25%, 06/15/09                283,937
    150,000   Hudson Respiratory Care,
              Inc., 9.125%, 04/15/08                120,750
    375,000   Kinetic Concepts, Inc., Sr.
              Sub Note, Series B, 9.625%,
              11/01/07                              279,375
    200,000   Tenet Healthcare Corp.,
              8.00%, 01/15/05                       193,500
     75,000   Tenet Healthcare Corp.,
              8.625%, 01/15/07                       72,563
    100,000   Tenet Healthcare Corp.,
              Series B, 7.625%, 06/01/08             93,250
    875,000   Tenet Healthcare Corp.,
              Series B, 8.125%, 12/01/08            833,437
    100,000   Unilab Corp., 12.75%,
              10/01/09*                             104,500
                                             --------------
                                                  3,267,973
                                             --------------
              HOTELS & CASINOS (1.7%)
    375,000   Florida Panthers Holdings,
              Sr. Sub. Note, 9.875%,
              04/15/09                              365,625
    100,000   HMH Properties, Inc., Sr.
              Note, Series A, 7.875%,
              08/01/05                               94,750
    425,000   HMH Properties, Inc., Sr.
              Note, Series B, 7.875%,
              08/01/08                              384,625
    250,000   HMH Properties, Inc., Series
              C, 8.45%, 12/01/08                    233,750
                                             --------------
                                                  1,078,750
                                             --------------
              INDUSTRIAL PRODUCTS/EQUIPMENT (3.5%)
    175,000   Amphenol Corp.,
              9.875%, 05/15/07                      182,875
    275,000   Blount International, Inc.,
              13.00%, 08/01/09*                     291,500
    100,000   Continental Global, Inc., Sr.
              Note, Series B, 11.00%,
              04/01/07                               52,500
    150,000   Euramax International PLC,
              11.25%, 10/01/06                      154,500
    125,000   Hexcel Corp., 9.75%, 01/15/09         106,875
     75,000   International Utility
              Structures, Inc., 10.75%,
              02/01/08                               61,875
    100,000   ISG Resources, Inc.,
              10.00%, 04/15/08                       85,500
    225,000   Johnstown America,
              11.75%, 08/15/05                      230,062

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              INDUSTRIAL PRODUCTS/EQUIPMENT (CONTINUED)
$   175,000   MMI Products, Inc., Series B,
              11.25%, 04/15/07               $      181,125
    125,000   Neenah Corp., Series B,
              11.125%, 05/01/07                     116,250
    150,000   Neenah Corp., Series F,
              11.125%, 05/01/07                     139,500
    200,000   Transportation Manufacturing
              Operations, Inc., Sr. Sub.
              Note, 11.25%, 05/01/09                206,000
    475,000   Wesco Distribution, Inc., Sr.
              Sub. Note, Series B, 9.125%,
              06/01/08                              448,875
                                             --------------
                                                  2,257,437
                                             --------------
              LEISURE/ENTERTAINMENT (2.4%)
    277,000   AMF Group, Inc., Series B,
              0/12.25%, 03/15/06                     92,795
     50,000   Premier Parks, Inc.,
              9.25%, 04/01/06                        49,375
    150,000   Premier Parks, Inc.,
              9.75%, 06/15/07                       150,938
  1,175,000   Premier Parks, Inc.,
              0/10.00%, 04/01/08                    816,625
    600,000   Regal Cinemas, Inc.,
              9.50%, 06/01/08                       468,000
                                             --------------
                                                  1,577,733
                                             --------------
              MACHINERY/EQUIPMENT (2.5%)
     35,000   Alvey Systems, Inc.,
              11.375%, 01/31/03                      36,575
    100,000   Clark Materials Handling,
              Inc., Sr. Note, Series D,
              10.75%, 11/15/06                       31,500
    100,000   Columbus McKinnon Corp., Sr.
              Sub. Note, 8.50%, 04/01/08             86,500
    300,000   Fairchild Corp., Sr. Sub
              Note, 10.75%, 04/15/09                256,500
     50,000   National Equipment Services,
              Inc., Series B, 10.00%,
              11/30/04                               50,375
    250,000   National Equipment Services,
              Inc., Sr Sub. Note, Series D,
              10.00%, 11/30/04                      251,875
    200,000   NationsRent, Inc., Sr. Sub.
              Note, 10.375%, 12/15/08               196,500
    325,000   United Rentals, Inc., Sr.
              Note, Series B, 9.25%,
              01/15/09                              312,813
    350,000   United Rentals, Inc., Sr.
              Sub. Note, Series B, 9.00%,
              04/01/09                              330,750
    100,000   Woods Equipment Co., Sr.
              Note, Series B, 12.00%,
              07/15/09                               93,500
                                             --------------
                                                  1,646,888
                                             --------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              METALS/MINING (0.6%)
$   175,000   AEI Holding Co.,
              10.50%, 12/15/05*              $      132,125
    250,000   AEI Holding Co.,
              11.50%, 12/15/06*                     163,750
    125,000   Murrin Murrin Holdings PTY,
              9.375%, 08/31/07                      113,750
                                             --------------
                                                    409,625
                                             --------------
              OFFICE EQUIPMENT & SUPPLIES (2.0%)
    275,000   Buhrmann US, Inc.,
              12.25%, 11/01/09*                     287,375
    225,000   Dialog Corp. PLC, Series A,
              11.00%, 11/15/07                      109,125
    200,000   Fisher Scientific
              International, Inc., 9.00%,
              02/01/08                              192,500
    475,000   Fisher Scientific
              International, Inc., 9.00%,
              02/01/08                              457,188
    475,000   U.S. Office Products Co., Sr.
              Sub. Note, 9.75%, 06/15/08            249,375
                                             --------------
                                                  1,295,563
                                             --------------
              OIL & GAS (2.5%)
    100,000   Comstock Resources, Inc., Sr.
              Note, 11.25%, 05/01/07                103,000
    225,000   Continental Resources, Inc.,
              Sr. Sub. Note, 10.25%,
              08/01/08                              199,125
    100,000   Forest Oil Corp., Sr. Sub.
              Note, 10.50%, 01/15/06                102,750
    275,000   Pogo Producing Co., Series B,
              10.375%, 02/15/09                     284,625
    200,000   Pride International, Inc.,
              9.375%, 05/01/07                      201,000
    100,000   R&B Falcon Corp., Series B,
              6.75%, 04/15/05                        89,500
    200,000   R&B Falcon Corp.,
              12.25%, 03/15/06                      222,000
    200,000   RBF Finance Co.,
              11.375%, 03/15/09                     216,000
    150,000   Triton Energy Ltd.,
              8.75%, 04/15/02                       151,125
    125,000   Universal Compression, Inc.,
              0/9.875%, 02/15/08                     77,656
                                             --------------
                                                  1,646,781
                                             --------------
              PRINTING/PUBLISHING (0.7%)
    275,000   Garden State Newspapers,
              Inc., Series B, 8.75%,
              10/01/09                              259,875
    225,000   Hollinger International,
              Inc., Sr. Sub. Note, 9.25%,
              03/15/07                              223,875
                                             --------------
                                                    483,750
                                             --------------

 30              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              RAILROADS (0.3%)
$   200,000   Railworks Corp., Sr. Sub.
              Note, 11.50%, 04/15/09         $      203,500
                                             --------------
              RETAIL FOOD/DRUG (0.0%)
    100,000   Jitney Jungle Stores of
              America, Inc., Sr. Sub. Note,
              10.375%, 09/15/07**                     1,250
                                             --------------
              SERVICES/COMMERCIAL & CONSUMER (0.4%)
    250,000   Sitel Corp., Sr. Sub. Note,
              9.25%, 03/15/06                       236,563
                                             --------------
              TELECOMMUNICATIONS/CELLULAR (24.9%)
    200,000   American Cellular Corp.,
              10.50%, 05/15/08                      221,500
    150,000   Arch Communications, Inc.,
              12.75%, 07/01/07                      119,250
    325,000   Call-Net Enterprises, Inc.,
              0/9.27%, 08/15/07                     181,187
    225,000   Call-Net Enterprises, Inc.,
              0/8.94%, 08/15/08                     111,938
    550,000   Call-Net Enterprises, Inc.,
              0/10.80%, 05/15/09                    266,750
    275,000   Centennial Cellular Corp.,
              10.75%, 12/15/08                      296,312
    450,000   Crown Castle International
              Corp., 0/10.375%, 05/15/11            283,500
    600,000   Crown Castle International
              Corp., 0/11.25%, 08/01/11             378,000
    300,000   Dolphin Telecom PLC, Series
              B, 0/14.00%, 05/15/09                 139,500
    900,000   Global Crossing Holdings Ltd,
              9.50%, 11/15/09*                      894,375
    525,000   Hermes Europe Raitel BV,
              11.50%, 08/15/07                      542,062
    150,000   Hermes Europe Raitel BV,
              10.375%, 01/15/09                     148,875
    600,000   Intermedia Communications,
              Inc., Series B, 0/11.25%,
              07/15/07                              447,000
    200,000   Intermedia Communications,
              Inc., Series B, 8.60%,
              06/01/08                              185,500
    475,000   Intermedia Communications,
              Inc., Series B, 0/12.25%,
              03/01/09                              287,375
    900,000   Level 3 Communications, Inc.,
              9.125%, 05/01/08                      856,125
  1,000,000   Level 3 Communications, Inc.,
              0/10.50%, 12/01/08                    612,500
    325,000   McLeod USA, Inc.,
              0/10.50%, 03/01/07                    268,125
    400,000   McLeod USA, Inc.,
              8.375%, 03/15/08                      378,000
     75,000   McLeod USA, Inc.,
              9.50%, 11/01/08                        75,937

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$   150,000   McLeod USA, Inc.,
              8.125%, 02/15/09               $      139,875
    325,000   Metromedia Fiber Network,
              Inc., 10.00%, 12/15/09                333,125
    600,000   Millicom International
              Cellular SA, 0/13.50%,
              06/01/06                              498,000
    325,000   Nextel Communications, Inc.,
              0/10.65%, 09/15/07                    247,000
  1,075,000   Nextel Communications, Inc.,
              Sr. Disc. Note, 0/9.95%,
              02/15/08                              768,625
     50,000   Nextel Communications, Inc.,
              0/12.125%, 04/15/08                    29,730
    725,000   Nextel Communications, Inc.,
              9.375%, 11/15/09*                     715,938
    125,000   Nextel Partners, Inc.,
              0/14.00%, 02/01/09                     84,375
    100,000   NEXTLINK Communications,
              Inc., 9.00%, 03/15/08                  95,750
    225,000   NEXTLINK Communications,
              Inc., 10.75%, 06/01/09                234,562
  1,375,000   NEXTLINK Communications,
              Inc., 0/12.25%, 06/01/09              852,500
    200,000   NEXTLINK Communications,
              Inc., 0/12.125%, 12/01/09*            117,500
    200,000   Paging Network, Inc.,
              10.00%, 10/15/08                       63,000
    350,000   PSINet, Inc., Series B,
              10.00%, 02/15/05                      348,250
     75,000   PSINet, Inc., 11.50%,
              11/01/08                               78,750
    325,000   PSINet, Inc., 11.00%,
              08/01/09                              334,750
    475,000   Qwest Communications
              International, 0/9.47%,
              10/15/07                              384,750
    150,000   Rogers Cantel, Inc.,
              8.80%, 10/01/07                       152,250
    475,000   Telesystem International
              Wireless, Inc., Series B,
              0/13.25%, 06/30/07                    306,375
    425,000   Teligent, Inc., 11.50%,
              12/01/07                              418,625
    175,000   Teligent, Inc., Series B,
              0/11.50%, 03/01/08                    105,875
    300,000   Triton PCS, Inc., Sr. Sub
              Note, 0/11.00%, 05/01/08              214,500
    275,000   US Unwired, Inc.,
              0/13.375%, 11/01/09*                  160,875
    225,000   U.S. Xchange LLC,
              15.00%, 07/01/08                      216,563
    100,000   Verio, Inc., Sr. Note,
              11.25%, 12/01/08                      105,500
    250,000   Verio, Inc., Sr. Note,
              10.625%, 11/15/09*                    256,250
     50,000   Viatel, Inc., 11.25%,
              04/15/08                               50,500
    625,000   Viatel, Inc., 0/12.50%,
              04/15/08                              396,875
    100,000   Viatel, Inc., 11.50%,
              03/15/09                              102,000
     50,000   Voicestream Wireless Corp.,
              10.375%, 11/15/09*                     51,750

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                           VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$   875,000   Voicestream Wireless Corp.,
              10.375%, 11/15/09*             $      531,563
    600,000   Williams Communications
              Group, 10.875%, 10/01/09              631,500
    375,000   WinStar Communications, Inc.,
              11.00%, 03/15/08                      384,375
                                             --------------
                                                 16,105,667
                                             --------------
              STEEL MANUFACTURING/PRODUCTS (1.4%)
    250,000   California Steel Industries,
              Sr. Note, Series B, 8.50%,
              04/01/09                              238,750
    300,000   Metals USA, Inc., Sr. Sub.
              Note, 8.625%, 02/15/08                283,500
    125,000   National Steel Corp., Series
              D, 9.875%, 03/01/09                   129,063
    200,000   Republic Technologies
              International, 13.75%,
              07/15/09*                             133,000
    100,000   Ryerson Tull, Inc.,
              9.125%, 07/15/06                       99,634
                                             --------------
                                                    883,947
                                             --------------
              TEXTILES/APPAREL (0.5%)
    225,000   GFSI, Inc., Series B,
              9.625%, 03/01/07                      140,625
    125,000   Glenoit Corp., Sr. Sub. Note,
              11.00%, 04/15/07                       31,875
    150,000   Pillowtex Corp., Sr. Sub.
              Note, 10.00%, 11/15/06                 69,750
    200,000   Pillowtex Corp., Sr. Sub.
              Note, Series B, 9.00%,
              12/15/07                               87,000
                                             --------------
                                                    329,250
                                             --------------
              TRANSPORTATION (1.8%)
    250,000   Allied Holdings, Inc., Sr.
              Note,
              Series B, 8.625%, 10/01/07            222,500
    275,000   Gearbulk Holding Ltd.,
              11.25%, 12/01/04                      283,938
     50,000   Holt Group, 9.75%, 01/15/06            32,750
    275,000   Stena AB, 10.50%, 12/15/05            253,000
    400,000   Stena AB, 8.75%, 06/15/07             330,000
     50,000   Stena AB, 10.625%, 06/01/08            30,250
                                             --------------
                                                  1,152,438
                                             --------------
              UTILITIES/POWER PRODUCERS (0.6%)
    250,000   Caithness Coso Fund, Sr.
              Note, Series B, 9.05%,
              12/15/09                              250,000
    150,000   El Paso Electric Co., Series
              E, 9.40%, 05/01/11                    158,914
                                             --------------
                                                    408,914
                                             --------------
              TOTAL CORPORATE BONDS
              (cost $62,264,470)                 58,830,650
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              PREFERRED STOCK (2.5%)
              BROADCAST MEDIA & CABLE TELEVISION (0.9%)
         75   Benedek Communications Corp.,
              Sr. Note, PIK, 11.50%          $       60,375
        137   Cumulus Media, Inc., Series
              A, PIK, 13.75%                        154,125
      3,625   Sinclair Broadcast Group,
              Inc., PIK, HYTOPS, 11.625%            369,750
                                             --------------
                                                    584,250
                                             --------------
              FOOD PRODUCTS/SERVICES (0.0%)
        299   Nebco Evans Holding Co.,
              11.25%                                  1,644
                                             --------------
              HEALTHCARE/DIVERSIFIED (0.1%)
        592   River Holding Corp., Series
              B, PIK, 11.50%                         37,103
                                             --------------
              OIL & GAS (0.4%)
        229   R & B Falcon Corp., PIK,
              13.875%                               242,740
                                             --------------
              PRINTING/PUBLISHING (1.1%)
      3,650   PriMedia, Inc., Series H,
              8.625%                                319,375
      1,500   PriMedia, Inc., Series E,
              9.20%                                 140,625
      2,625   PriMedia, Inc., Series D,
              10.00%                                259,219
                                             --------------
                                                    719,219
                                             --------------
              TELECOMMUNICATIONS/CELLULAR (0.0%)
         27   Nextel Communications, Inc.,
              Series E, PIK, 11.125%                 27,439
                                             --------------
              TOTAL PREFERRED STOCK
              (cost $1,711,566)                   1,612,395
                                             --------------
              WARRANTS (0.1%)
              BROADCASTING & TELEVISION (0.0%)
        150   Diva Systems, expiring
              03/01/08                                1,200
                                             --------------
              OIL & GAS (0.1%)
         50   R&B Falcon Corp.,
              expiring 05/01/09*                     62,465
                                             --------------
              TOTAL WARRANTS
              (cost $5,921)                          63,665
                                             --------------

 32              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL              SECURITY             VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (4.9%)
$ 3,170,000   Fifth Third Bank, 1.40%,
              01/03/00, Collateralized by
              $1,226,000 FNMA Pool #323020,
              6.50%, 02/01/13 and
              $2,050,000 FHLMC Gold Pool
              #G30141, 6.50%, 01/01/19,
              market value $3,169,960
              (cost $3,170,000)                   3,170,000
                                             --------------
              TOTAL INVESTMENTS
              (cost $67,151,957)             $   63,676,710
                                             ==============

-------------------------------------------------------

 * Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
** Bond in default.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $315.

The abbreviations in the above statement stand for the following:

  AB          Aktiebolag (Swedish stock company)
  BV          Private Company
  FHLMC       Federal Home Loan Mortgage Corporation
  FNMA        Federal National Mortgage Corporation
  HYTOPS      High Yield Trust Offered Preferred
              Securities
  LLC         Limited Liability Company
  LTD         Limited
  PIK         Paid-In-Kind
  PLC         Public Limited Company (British)
  PTY         Property

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (55.0%)
             AEROSPACE/DEFENSE (0.4%)
     4,700   Honeywell International, Inc.      $   271,131
                                                -----------
             AUTOMOBILES (0.5%)
     5,056   Daimler Chrysler AG                    395,632
                                                -----------
             BANKS (3.1%)
    12,872   Bank of America Corp.                  646,014
     9,100   Chase Manhattan Corp.                  706,956
    14,000   First Union Corp.                      459,375
    10,300   FleetBoston Financial Corp.            358,569
     9,000   Mercantile Bankshare Corp.             287,437
                                                -----------
                                                  2,458,351
                                                -----------
             COMPUTER HARDWARE (3.5%)
    25,300   International Business Machines
             Corp.                                2,732,400
                                                -----------
             DISTRIBUTORS (0.7%)
     6,000   Costco Wholesale Corp.*                547,500
                                                -----------
             ELECTRICAL EQUIPMENT (1.5%)
     7,400   General Electric Co.                 1,145,150
                                                -----------
             ELECTRONICS/SEMICONDUCTORS (0.2%)
     2,200   Intel Corp.                            181,087
                                                -----------
             ENTERTAINMENT (2.1%)
    12,600   Time Warner, Inc.                      912,712
    23,300   The Walt Disney Co.                    681,525
                                                -----------
                                                  1,594,237
                                                -----------
             FINANCIAL (0.6%)
    16,000   Associates First Capital Corp.         439,000
                                                -----------
             FOOD & BEVERAGE (7.5%)
    16,600   Anheuser-Busch Cos., Inc.            1,176,525
    15,600   Coca-Cola Co.                          908,700
    54,000   Coca-Cola Enterprises, Inc.          1,086,750
    15,600   H.J. Heinz Co.                         621,075
    12,500   Hormel Foods Corp.                     507,813
    22,800   PepsiCo, Inc.                          803,700
     9,500   Ralston-Ralston Purina Group           264,813
    21,000   Sara Lee Corp.                         463,312
                                                -----------
                                                  5,832,688
                                                -----------
             HEALTHCARE (8.1%)
    21,000   Abbott Laboratories                    762,562
    14,500   American Home Products Corp.           571,844
    11,000   Bausch & Lomb, Inc.                    752,812
    11,000   Bristol-Myers Squibb Co.               706,063
     7,400   Johnson & Johnson                      689,125
    15,900   Merck & Co., Inc.                    1,066,294
    23,200   Pfizer, Inc.                           752,550

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             HEALTHCARE (CONTINUED)
    13,800   Pharmacia & Upjohn, Inc.           $   621,000
     5,300   Warner-Lambert Co.                     434,269
                                                -----------
                                                  6,356,519
                                                -----------
             INSURANCE (4.6%)
    29,000   The Allstate Corp.                     696,000
     5,756   American International Group,
             Inc.                                   622,368
       422   Berkshire Hathaway, Inc. Class B*      772,260
     8,500   Chubb Corp.                            478,656
     7,300   CIGNA Corp.                            588,106
    21,100   Horace Mann Educators Corp.            414,088
                                                -----------
                                                  3,571,478
                                                -----------
             MANUFACTURING (0.3%)
     5,800   Cooper Industries, Inc.                234,538
                                                -----------
             METALS (0.2%)
    26,000   USEC, Inc.                             182,000
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES (0.4%)
    15,000   Xerox Corp.                            340,313
                                                -----------
             OIL & GAS (3.4%)
     8,292   BP Amoco PLC ADR                       491,819
     7,400   Exxon Mobil Corp.                      596,163
     7,900   Royal Dutch Petroleum Co.              477,456
    11,700   Schlumberger Ltd.                      658,125
     9,500   Suncor Energy, Inc.                    396,625
     2,270   Transocean Sedco Forex, Inc.            76,464
                                                -----------
                                                  2,696,652
                                                -----------
             PERSONAL CARE PRODUCTS (4.1%)
     6,400   Amerada Hess Corp.                     363,200
    19,000   Avon Products, Inc.                    627,000
    22,000   Gillette Co.                           906,125
     8,000   Kimberly-Clark Corp.                   522,000
     7,000   Procter & Gamble Co.                   766,937
                                                -----------
                                                  3,185,262
                                                -----------
             PHOTOGRAPHY (0.9%)
    10,500   Eastman Kodak Co.                      695,625
                                                -----------
             RAILROADS (0.8%)
    12,000   Canadian National Railway Co.          315,750
     8,000   Union Pacific Corp.                    349,000
                                                -----------
                                                    664,750
                                                -----------
             RESTAURANTS (1.2%)
    22,300   McDonald's Corp.                       898,969
                                                -----------
             RETAIL (2.2%)
     9,000   Delhaize America, Inc.                 187,875
     3,000   J.C. Penney Co., Inc.                   59,813

 34              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
  SHARES     SECURITY                              VALUE
-----------------------------------------------------------
             RETAIL (CONTINUED)
    25,000   Kmart Corp.*                       $   251,562
    20,600   Rite Aid Corp.                         230,463
    21,000   Safeway, Inc.*                         746,812
     9,500   Sears, Roebuck and Co.                 289,156
                                                -----------
                                                  1,765,681
                                                -----------
             SERVICES (0.9%)
    30,000   Reynolds & Reynolds Co. Class A        675,000
                                                -----------
             SHIPPING (0.2%)
     2,800   United Parcel Service, Inc.            193,200
                                                -----------
             TELECOMMUNICATIONS (6.3%)
    16,000   Alcatel SA ADR                         720,000
    21,200   AT&T Corp.                           1,075,900
     8,000   BCE, Inc.                              721,500
    13,000   Bell Atlantic Corp.                    800,312
     4,500   MCI Worldcom, Inc.*                    238,781
    10,600   SBC Communications, Inc.               516,750
    12,000   U S WEST, Inc.                         864,000
                                                -----------
                                                  4,937,243
                                                -----------
             TOBACCO (0.2%)
     8,000   Philip Morris Cos., Inc.               185,500
                                                -----------
             UTILITIES (1.1%)
    10,500   American Electric Power Co., Inc.      337,312
    12,500   Edison International                   327,344
     8,000   Reliant Energy, Inc.                   183,000
                                                -----------
                                                    847,656
                                                -----------
             TOTAL COMMON STOCK
             (cost $43,195,921)                  43,027,562
                                                -----------
             PREFERRED STOCK (0.7%)
             BROADCASTING & TELEVISION (0.7%)
    16,000   News Corp. Ltd. ADR
             (cost $371,960)                        535,000
                                                -----------

----------
PRINCIPAL
----------
             CORPORATE BONDS (17.0%)
             AEROSPACE/DEFENSE (0.2%)
$  200,000   Raytheon Co., 6.15%, 11/01/08           177,650
                                                 -----------
             AGRICULTURAL PRODUCTS (0.1%)
   125,000   Imperial Holly Corp., 9.75%,
             12/15/07                                 91,250
                                                 -----------
             AIRLINES (0.1%)
   125,000   Airplanes Pass Through Trust,
             10.875%, 03/15/19                       108,390
                                                 -----------

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             AUTO PARTS & EQUIPMENT (0.4%)
$  125,000   Breed Technologies, Inc.,
             9.25%, 04/15/08                     $     1,406
   125,000   Hayes Lemmerz International, Inc.,
             8.25%, 12/15/08                         115,000
   200,000   TRW, Inc., 6.45%, 06/15/01**            198,061
                                                 -----------
                                                     314,467
                                                 -----------
             BANKS (1.8%)
   525,000   Bank of America Corp.,
             6.625%, 06/15/04****                    513,044
   854,000   Nationsbank Credit Card Master
             Trust, 6.45%, 04/15/03                  854,017
                                                 -----------
                                                   1,367,061
                                                 -----------
             BROADCASTING & TELEVISION (0.9%)
   300,000   A. H. Belo Corp., 7.25%,
             09/15/27****                            266,434
   100,000   CSC Holdings, Inc., 7.625%,
             07/15/18                                 93,000
   100,000   International Cabletel Inc., Series
             B, 0/11.50%, 02/01/06                    90,500
   125,000   Lin Television Corp., 8.375%,
             03/01/08                                116,250
   125,000   United Industries, 9.875%, 04/01/09     114,063
                                                 -----------
                                                     680,247
                                                 -----------
             CHEMICALS (0.7%)
   125,000   Huntsman Corp., 9.50%, 07/01/07**       118,437
   125,000   Polymer Group, Inc., 8.75%,
             03/01/08                                120,000
   325,000   Praxair, Inc., 6.15%, 04/15/03          313,285
                                                 -----------
                                                     551,722
                                                 -----------
             CONSUMER FINANCE (0.4%)
   350,000   Aristar, Inc., 7.25%, 06/15/06****      343,103
                                                 -----------
             CONSUMER JEWELRY & GIFTS (0.2%)
   125,000   Finlay Fine Jewelry Corp.,
             8.375%, 05/01/08                        115,625
                                                 -----------
             ENTERTAINMENT (0.4%)
   125,000   Harrahs Operating Co., Inc.,
             7.875%, 12/15/05                        120,781
   100,000   Horseshoe Gaming LLC,
             9.375%, 06/15/07                         99,500
   125,000   Park Place Entertainment Corp.,
             7.875%, 12/15/05                        119,688
                                                 -----------
                                                     339,969
                                                 -----------
             FINANCIAL (5.2%)
   125,000   ContiFinancial Corp., 8.125%,
             04/01/08                                 14,063
   250,000   Countrywide Home Loans, Inc.,
             6.25%, 04/15/09****                     224,531
   150,000   DVI, Inc., 9.875%, 02/01/04             148,500
   150,000   Donaldson, Lufkin & Jenrette, Inc.,
             5.875%, 04/01/02                        145,605

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             FINANCIAL (CONTINUED)
$  725,000   Ford Credit Auto Owner Trust,
             5.80%, 06/15/02                     $   716,887
   525,000   Ford Motor Credit,
             7.375%, 10/28/09****                    518,271
   500,000   Fremont General Corp.,
             7.70%, 03/17/04****                     452,639
   825,000   Lehman Brothers Holdings, Inc.,
             7.25%, 04/15/03****                     819,244
   425,000   Merrill Lynch & Co.,
             6.00%, 11/15/04****                     402,754
   600,000   Paine Webber Group, Inc.,
             7.625%, 12/01/09****                    584,523
                                                 -----------
                                                   4,027,017
                                                 -----------
             FOOD & BEVERAGE (0.1%)
   100,000   Delta Beverage Group, Inc.,
             9.75%, 12/15/03                         100,000
                                                 -----------
             MACHINERY (0.1%)
   125,000   Jackson Products, Inc., 9.50%,
             04/15/05                                115,000
                                                 -----------
             MANUFACTURING (0.6%)
   132,000   Alvey Systems, Inc., 11.375%,
             01/31/03                                137,445
   100,000   Amphenol Corp., 9.875%, 05/15/07        104,000
   125,000   Cabot Safety Corp., 12.50%,
             07/15/05                                127,500
   125,000   Jordan Industries, Inc.,
             10.375%, 08/01/07                       125,000
                                                 -----------
                                                     493,945
                                                 -----------
             METALS & MINING (0.2%)
   150,000   P&L Coal Holdings Corp.,
             9.625%, 05/15/08                        147,750
                                                 -----------
             OFFICE EQUIPMENT & SUPPLIES (0.4%)
   300,000   Staples, Inc., 7.125%, 08/15/07         285,754
                                                 -----------
             OIL & GAS (0.2%)
   100,000   Canadian Forest Oil Ltd.,
             8.75%, 09/15/07                          95,625
   100,000   Clark Refining & Marketing, Inc.,
             8.875%, 11/15/07                         52,000
                                                 -----------
                                                     147,625
                                                 -----------
             PERSONAL CARE PRODUCTS (0.3%)
   145,000   French Fragrances, Inc.,
             10.375%, 05/15/07                       142,100
   125,000   Revlon Consumer Products Corp.,
             8.625%, 02/01/08                         62,500
                                                 -----------
                                                     204,600
                                                 -----------

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             PUBLISHING (0.3%)
$  100,000   Advanstar Communications, Inc.,
             9.25%, 05/01/08                     $    94,125
   125,000   Hollinger International, Inc.,
             9.25%, 03/15/07                         123,750
                                                 -----------
                                                     217,875
                                                 -----------
             REAL ESTATE (0.4%)
   350,000   Spieker Properties, Inc.,
             7.25%, 05/01/09                         327,548
                                                 -----------
             RETAIL (0.8%)
   100,000   Cole National Group, Inc.,
             8.625%, 08/15/07                         72,000
   125,000   Musicland Group, 9.00%, 06/15/03        121,250
   350,000   Sears Roebuck Acceptance Corp.,
             7.00%, 06/15/07                         330,624
   125,000   Simmons Co., 10.25%, 03/15/09           118,281
                                                 -----------
                                                     642,155
                                                 -----------
             SERVICES (1.5%)
   400,000   Comdisco, Inc., 6.00%, 01/30/02****     387,247
   125,000   HMH Properties, Inc., 8.45%,
             12/01/08                                115,625
   125,000   Iron Mountain, Inc., 8.75%,
             09/30/09                                119,063
   125,000   Pierce Leahy Corp., 11.125%,
             07/15/06                                132,500
   125,000   Primark, Corp., 9.25%, 12/15/08         118,125
   110,000   Protection One, Inc.,
             8.625%, 01/15/09**                       53,900
   300,000   Service Corp. International,
             6.00%, 12/15/05                         222,957
                                                 -----------
                                                   1,149,417
                                                 -----------
             SHIPPING (0.4%)
   100,000   Enterprises Shipholding Corp.,
             8.875%, 05/01/08                         60,000
   125,000   Falcon Holding Group,
             8.375%, 04/15/10                        126,094
   125,000   Teekay Shipping Corp.,
             8.32%, 02/01/08                         113,125
                                                 -----------
                                                     299,219
                                                 -----------
             SPECIALTY PRINTING (0.2%)
   125,000   Mail-Well, Inc., 8.75%, 12/15/08        118,750
                                                 -----------
             TELECOMMUNICATIONS (1.0%)
    13,844   Adelphia Communications Corp.,
             9.50%, 02/15/04                          13,844
   125,000   Centennial Cellular Corp.,
             10.75%, 12/15/08                        133,750
   100,000   Century Communications Corp.,
             0.00%, 01/15/08                          43,875
   425,000   GTE Corp., 6.94%, 04/15/28****          383,707
    75,000   Intermedia Communications, Inc.,
             8.60%, 06/01/08                          68,625

 36              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             TELECOMMUNICATIONS (CONTINUED)
$  200,000   MetroNet Communications Corp.,
             0/9.95%, 06/15/08                   $   157,000
                                                 -----------
                                                     800,801
                                                 -----------
             WASTE MANAGEMENT (0.1%)
   125,000   Allied Waste North America, Inc.,
             7.875%, 01/01/09                        110,469
                                                 -----------
             TOTAL CORPORATE BONDS
             (cost $14,266,095)                   13,277,409
                                                 -----------
             MORTGAGE-BACKED SECURITIES (15.5%)
             FINANCIAL (1.8%)
   745,000   Contimortgage Home Equity Loan
             Trust, 6.13%, 03/15/13                  741,014
   140,877   Green Tree Financial Corp.,
             7.07%, 01/15/29                         135,336
   550,000   LB Commercial Conduit Mortgage
             Trust, 6.78%, 04/15/09                  524,398
                                                 -----------
                                                   1,400,748
                                                 -----------
             U.S. GOVERNMENT AGENCY (13.7%)
   117,452   FHLMC, 7.00%, 10/01/12                  116,446
    86,476   FHLMC Pool #F5553, 8.00%, 07/01/20       87,333
    93,547   FNMA, 6.50%, 04/01/13                    90,887
    31,932   FNMA, 6.50%, 06/01/13                    31,067
    29,102   FNMA, 6.50%, 06/01/13                    28,275
   300,000   FNMA, 7.00%, 01/01/15***                296,625
   161,144   FNMA, 9.00%, 01/01/24                   168,537
   245,998   FNMA, 6.50%, 07/01/28                   232,330
   305,866   FNMA, 7.00%, 02/01/29                   296,277
    79,604   FNMA, 7.00%, 03/01/29                    77,000
   820,000   FNMA, 6.00%, 01/01/30***                750,556
 3,240,000   FNMA, 6.50%, 01/01/30***              3,053,700
 2,250,000   FNMA, 7.00%, 01/01/30***              2,175,469
 1,500,000   FNMA, 7.50%, 01/01/30***              1,483,593
 1,800,000   FNMA, 8.00%, 01/01/30***              1,814,062
                                                 -----------
                                                  10,702,157
                                                 -----------
             TOTAL MORTGAGE-BACKED SECURITIES
             (cost $12,250,661)                   12,102,905
                                                 -----------
             U.S. GOVERNMENT AND AGENCY LONG-TERM
             OBLIGATIONS (6.9%)
   650,000   FHLMC, 6.25%, 07/15/04                  634,435
   310,000   U.S. Treasury Bond, 6.125%,
             11/15/27****                            288,300
   150,000   U.S. Treasury Note, 5.625%,
             09/30/01****                            148,453
   700,000   U.S. Treasury Note, 5.375%,
             06/30/03****                            678,563

------------------------------------------------------------
PRINCIPAL    SECURITY                               VALUE
------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY LONG-TERM
             OBLIGATIONS -- (CONTINUED)
$  700,000   U.S. Treasury Note, 6.00%,
             08/15/04****                        $   689,062
   400,000   U.S. Treasury Note, 6.125%,
             08/15/07****                            389,875
   585,000   U.S. Treasury Note, 5.625%,
             05/15/08****                            550,266
 1,050,000   U.S. Treasury Note, 6.00%,
             08/15/09****                          1,017,188
   490,000   U.S. Treasury Note, 5.50%,
             08/15/28****                            418,185
   240,000   U.S. Treasury Note, 5.25%,
             11/15/28****                            197,775
   400,000   U.S. Treasury Note, 6.125%,
             08/15/29****                            381,375
                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS
             (cost $5,759,318)                     5,393,477
                                                 -----------
             REPURCHASE AGREEMENT (18.3%)
14,313,000   Fifth Third Bank, 1.40%, 01/03/00,
             Collateralized by $14,600,000
             FHLMC Gold Pool #G30141, 6.50%,
             01/01/19, market value $14,040,333
             (cost $14,313,000)                   14,313,000
                                                 -----------
             TOTAL INVESTMENTS
             (cost $90,156,955)                  $88,649,353
                                                 ===========

-------------------------------------------------------

   * Denotes a non-income producing security

  ** Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

 *** Mortgage Dollar Roll. See note 1.

**** Segregated as collateral for mortgage dollar rolls.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $3,505.

The abbreviations in the above statement stand for the following:

    ADR    American Depositary Receipt
    AG     Aktiengesellschaft (German stock company)
    FHLMC  Federal Home Loan Mortgage Corporation
    FNMA   Federal National Mortgage Association
    LLC    Limited Liability Company
    PLC    Public Limited Company (British)
    SA     Societe Anonyme (French corporation)

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               37

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              CORPORATE BOND (27.0%)
              AEROSPACE/DEFENSE (0.3%)
$    100,000  Raytheon Co., 6.15%,
              11/01/08***                      $    88,825
     125,000  Stellex Industries, Inc.,
              Series B, 9.50%, 11/01/07             90,625
                                               -----------
                                                   179,450
                                               -----------
              AIRLINES (0.2%)
     150,000  Northwest Airlines, 7.625%,
              03/15/05                             135,000
                                               -----------
              APPAREL (0.2%)
     125,000  Panolam Industries, 11.50%,
              02/15/09*                            127,188
                                               -----------
              AUTO PARTS & EQUIPMENT (1.3%)
     250,000  Advance Stores Co., Inc.,
              Series B, 10.25%, 04/15/08***        217,500
     125,000  Breed Technologies, Inc.,
              9.25%, 04/15/08                        1,406
     125,000  Hayes Lemmerz International,
              Inc., Series B, 8.25%, 12/15/08      115,000
     250,000  J.H. Heafner Co., Series D,
              10.00%, 05/15/08                     226,250
     125,000  Lear Corp., 8.11%, 05/15/09*         117,445
     300,000  TRW, Inc., 6.45%, 06/15/01***        297,092
                                               -----------
                                                   974,693
                                               -----------
              BANKS/REGIONAL (1.4%)
     400,000  Bank of America Corp., 6.625%,
              06/15/04***                          390,891
     540,000  Commerzbank Overseas Financial
              NV, 10.25%, 04/28/00 (AUD)           357,752
     350,000  Landeskreditbank Baden
              Wuerttemberg, 7.00%, 05/30/00
              (AUD)                                229,911
     180,000  Sudwest Landeskreditbank Baden
              Wuerttemberg, 17.50%, 05/05/03
              (PLN)                                 48,152
                                               -----------
                                                 1,026,706
                                               -----------
              BROADCAST MEDIA/TELEVISION (2.3%)
     125,000  Adelphia Communications Corp.,
              Series B, 9.875%, 03/01/07***        126,875
      75,000  Century Communications Corp.,
              Series B, 0.00%, 01/15/08             32,906
     425,000  Charter Communications LLC,
              0/9.92%, 04/01/11                    249,156
     125,000  CSC Holdings, Inc., 7.625%,
              07/15/18                             116,250
     125,000  Falcon Holding Group LP, Series
              B, 8.375%, 04/15/10                  126,094
     125,000  FrontierVision Capital, 11.00%,
              10/15/06                             132,500

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              BROADCAST MEDIA/TELEVISION (CONTINUED)
$    250,000  Granite Broadcasting Corp.,
              8.875%, 05/15/08                 $   240,000
     125,000  Lin Television Corp., 8.375%,
              03/01/08                             116,250
     125,000  Rogers Communications, Inc.,
              8.875%, 07/15/07                     125,000
     125,000  Sinclair Broadcast Group,
              9.00%, 07/15/07                      117,188
     150,000  Telewest Communications PLC,
              0/11.00%, 10/01/07                   139,875
     190,000  United International Holdings,
              Series B, 0/10.75%, 02/15/08         121,600
                                               -----------
                                                 1,643,694
                                               -----------
              CHEMICALS (1.1%)
     250,000  Georgia Gulf Corp.,
              10.375%, 11/01/07*                   260,937
     125,000  Huntsman Corp.,
              9.50%, 07/01/07*                     118,438
     225,000  Lyondell Chemical Co.,
              9.875%, 05/01/07                     229,500
      75,000  Praxair, Inc.,
              6.15%, 04/15/03***                    72,296
     125,000  United Industries Corp.,
              Series B, 9.875%, 04/01/09           114,063
                                               -----------
                                                   795,234
                                               -----------
              CONSUMER PRODUCTS/SERVICES (0.6%)
     125,000  Anchor Advanced Products, Inc.,
              11.75%, 04/01/04                     102,500
     125,000  French Fragrances, Inc.,
              Series B, 10.375%, 05/15/07          122,500
     125,000  Indesco International, Inc.,
              9.75%, 04/15/08                       56,250
      50,000  PCI Chemicals Canada, Inc.,
              9.25%, 10/15/07                       38,500
     125,000  Windmere-Durable Holdings,
              10.00%, 07/31/08                     123,125
                                               -----------
                                                   442,875
                                               -----------
              ENVIRONMENTAL CONTROL (0.6%)
     125,000  Allied Waste North America,
              Inc., 7.875%, 01/01/09               110,469
     125,000  Allied Waste North America,
              Inc.,
              10.00%, 08/01/09*                    111,875
     250,000  Safety-Kleen Corp., 9.25%,
              06/01/08                             246,875
                                               -----------
                                                   469,219
                                               -----------

 38              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              FINANCIAL PRODUCTS/SERVICES (4.6%)
$    125,000  Airplanes Pass-Through Trust,
              Series D, 10.875%, 03/15/19      $   108,390
     125,000  ContiFinancial Corp., 8.125%,
              04/01/08                              14,063
     300,000  Countrywide Home Loans, Inc.,
              Series H, 6.25%, 04/15/09***         269,437
     400,000  Credit Suisse FB Finance Ltd.,
              0.00%, 02/01/00 (CAD)                274,984
     150,000  DVI, Inc., 9.875%, 02/01/04          148,500
     800,000  European Bank Reconciliation &
              Development, 18.625%, 05/22/00
              (PLN)                                193,430
     300,000  European Bank Reconciliation &
              Development, 10.50%, 01/25/01
              (PLN)                                 68,551
     450,000  Ford Motor Credit Co., 7.375%,
              10/28/09***                          444,232
     230,000  General Electric Capital Corp.,
              5.875%, 07/07/00 (AUD)               150,510
     200,000  International Bank
              Reconstruction & Development,
              18.00%, 02/27/03 (PLN)                54,227
   1,000,000  International Finance Corp.,
              20.25%, 05/05/00 (PLN)               242,150
     800,000  Merrill Lynch & Co., 5.97%,
              09/11/00 (CAD)                       552,587
      30,000  Merrill Lynch & Co., 6.00%,
              11/15/04***                           28,430
   1,890,000  Nordic Investment Bank, 17.75%,
              04/15/02 (PLN)                       485,967
     100,000  Paine Webber Group, 7.75%,
              09/01/02***                          100,440
     250,000  Paine Webber Group, 7.625%,
              12/01/09***                          243,551
                                               -----------
                                                 3,379,449
                                               -----------
              FOOD PRODUCTS/SERVICES (0.7%)
     125,000  Ameriserv Food Distribution,
              10.125%, 07/15/07                     41,250
     200,000  Archibald Candy Corp., 10.25%,
              07/01/04                             193,000
     150,000  Delta Beverage Group, Inc.,
              9.75%, 12/15/03                      150,000
     125,000  Imperial Sugar Co.,
              9.75%, 12/15/07                       91,250
                                               -----------
                                                   475,500
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              FOREST PRODUCTS/PAPER (0.8%)
$    250,000  Doman Industries Ltd., 8.75%,
              03/15/04                         $   213,125
     125,000  Millar Western Forest, 9.875%,
              05/15/08                             124,375
     250,000  Repap New Brunswick, 10.625%,
              04/15/05                             232,500
                                               -----------
                                                   570,000
                                               -----------
              HOTELS/CASINOS (1.6%)
     125,000  Harrahs Operating Co., Inc.,
              7.875%, 12/15/05                     120,781
     125,000  HMH Properties, Inc., Series B,
              7.875%, 08/01/08                     111,406
     125,000  HMH Properties, Inc., Series C,
              8.45%, 12/01/08                      115,625
     250,000  Horseshoe Gaming LLC, Series B,
              9.375%, 06/15/07                     248,750
     125,000  Isle of Capri Casinos, 8.75%,
              04/15/09                             115,000
      75,000  Mohegan Tribal Gaming, 8.75%,
              01/01/09                              73,875
     125,000  Park Place Entertainment,
              7.875%, 12/15/05                     119,688
     125,000  Prime Hospitality Corp., Series
              B, 9.75%, 04/01/07                   123,750
     146,000  Waterford Gaming LLC, 9.50%,
              03/15/10*                            143,810
                                               -----------
                                                 1,172,685
                                               -----------
              IRON/STEEL (0.5%)
     125,000  Algoma Steel, Inc., 12.375%,
              07/15/05                             117,500
     250,000  LTV Corp., 11.75%, 11/15/09*         260,000
                                               -----------
                                                   377,500
                                               -----------
              MANUFACTURING (2.0%)
     132,000  Alvey Systems, Inc., 11.375%,
              01/31/03                             137,445
     100,000  Axiohm Transaction Solutions,
              9.75%, 10/01/07                       20,125
     250,000  Blount, Inc., 13.00%, 08/01/09*      263,750
     250,000  Cabot Safety Corp., 12.50%,
              07/15/05                             255,000
     125,000  Foamex LP, 9.875%, 06/15/07          103,750
     100,000  High Voltage Engineering,
              10.50%, 08/15/04                      85,500
     100,000  Navistar International Corp.,
              Series B, 8.00%, 02/01/08             95,000
     250,000  Pacifica Papers, 10.00%,
              03/15/09                             256,563
     250,000  Tenneco Automotive, Inc.,
              11.625%, 10/15/09*                   255,000
                                               -----------
                                                 1,472,133
                                               -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               39

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              METALS/MINING (0.4%)
$    100,000  AEI Holding Co., 10.50%,
              12/15/05*                        $    70,000
     125,000  P&L Coal Holdings Corp., Series
              B, 8.875%, 05/15/08                  122,188
     125,000  P&L Coal Holdings Corp., Series
              B, 9.625%, 05/15/08                  123,125
                                               -----------
                                                   315,313
                                               -----------
              OFFICE EQUIPMENT & SUPPLIES (0.1%)
      75,000  Staples, Inc., 7.125%,
              08/15/07***                           71,438
                                               -----------
              OIL & GAS (1.2%)
     200,000  Belco Oil & Gas Corp., Series
              B, 8.875%, 09/15/07                  191,000
     120,000  Canadian Forest Oil Ltd.,
              8.75%, 09/15/07                      114,750
     100,000  Clark Refining & Marketing,
              8.875%, 11/15/07                      52,000
     250,000  Ocean Energy, Inc., Series B,
              8.375%, 07/01/08                     240,000
     250,000  Plains Resources, Inc., Series
              E, 10.25%, 03/15/06*                 242,500
                                               -----------
                                                   840,250
                                               -----------
              PACKAGING/CONTAINERS (0.2%)
      50,000  Huntsman Packaging Corp.,
              9.125%, 10/01/07                      49,500
     100,000  Radnor Holdings Corp., Series
              B, 10.00%, 12/01/03                  100,000
                                               -----------
                                                   149,500
                                               -----------
              PHARMACEUTICALS (0.3%)
     225,000  Alaris Medical Systems, Inc.,
              9.75%, 12/01/06                      194,625
                                               -----------
              PRINTING/PUBLISHING (0.5%)
     150,000  Advanstar Communications,
              9.25%, 05/01/08                      141,187
     225,000  Hollinger International, Inc.,
              9.25%, 03/15/07                      222,750
                                               -----------
                                                   363,937
                                               -----------
              REAL ESTATE INVESTMENT/MANAGEMENT (0.4%)
     125,000  CB Richard Ellis Services,
              8.875%, 06/01/06                     111,250
      50,000  Forest City Enterprises, Inc.,
              8.50%, 03/15/08                       46,500
     150,000  Spieker Properties, Inc.,
              7.25%, 05/01/09***                   140,378
                                               -----------
                                                   298,128
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              RETAIL GOODS (0.8%)
$    125,000  Cole National Group, Inc.,
              8.625%, 08/15/07                 $    90,000
     125,000  Musicland Group, 9.00%,
              06/15/03                             121,250
      65,000  Pueblo Xtra International,
              9.50%, 08/01/03                       39,000
     135,000  Pueblo Xtra International,
              Series C, 9.50%, 08/01/03             81,000
     150,000  Sears Roebuck Acceptance Corp.,
              7.00%, 06/15/07***                   141,696
     125,000  Simmons Co., Series B, 10.25%,
              03/15/09                             118,281
                                               -----------
                                                   591,227
                                               -----------
              SERVICES/COMMERCIAL & CONSUMER (1.6%)
     115,000  Comdisco, Inc., 6.00%, 01/30/02      111,333
     125,000  Integrated Electrical Services,
              Series B, 9.375%, 02/01/09           122,656
     230,000  Iron Mountain, Inc., Note,
              8.75%, 09/30/09                      219,075
     125,000  Mail-Well, Inc., Series B,
              8.75%, 12/15/08                      118,750
     100,000  Pierce Leahy Command Corp.,
              8.125%, 05/15/08                      91,500
     125,000  Pierce Leahy Corp., 11.125%,
              07/15/06                             132,500
     250,000  Primark Corp., 9.25%, 12/15/08       236,250
     110,000  Protection One, Inc., 8.625%,
              01/15/09*                             53,900
     150,000  Service Corp. International,
              6.00%, 12/15/05***                   111,478
                                               -----------
                                                 1,197,442
                                               -----------
              TELECOMMUNICATIONS (3.0%)
     125,000  Centennial Cellular Corp.,
              10.75%, 12/15/08                     133,750
     135,000  GTE Corp., 6.94%, 04/15/28           121,884
     250,000  Insight Midwest LP, 9.75%,
              10/01/09*                            258,125
     250,000  Intermedia Communications
              Corp.,
              Series B, 8.50%, 01/15/08            228,750
     300,000  International Cabletel, Inc.,
              Series B, 0/11.50%, 02/01/06         271,500
     200,000  Jordan Telecom Products, Inc.,
              Series B, 11.75%, 08/01/07           216,000
     300,000  MetroNet Communications, Inc.
              0/9.95%, 06/15/08                    235,500
     200,000  Nextel Communications, Inc.,
              0/9.75%, 10/31/07                    143,000
     300,000  Sprint Capital Corp., 6.50%,
              11/15/01***                          297,258
     300,000  TPSA Finance BV, 7.75%,
              12/10/08*                            277,730
                                               -----------
                                                 2,183,497
                                               -----------

 40              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              TRANSPORTATION/SHIPPING (0.3%)
$     50,000  Atlantic Express Transportation
              Corp., 10.75%, 02/01/04          $    48,500
     125,000  Enterprises Shipholding Corp.,
              8.875%, 05/01/08                      75,000
     125,000  Teekay Shipping Corp., 8.32%,
              02/01/08                             113,126
                                               -----------
                                                   236,626
                                               -----------
              TOTAL CORPORATE BONDS
              (cost $21,066,642)                19,683,309
                                               -----------
              CONVERTIBLE CORPORATE BONDS (0.3%)
              COMPUTERS/HARDWARE (0.3%)
     250,000  Quantum Corp., 7.00%, 08/01/04
              (cost $203,138)                      188,750
                                               -----------
              ASSET BACKED SECURITIES (0.6%)
     422,259  Mid-State Trust, Series 6,
              Class A1, 7.34%, 07/01/35***
              (cost $442,550)                      409,051
                                               -----------
              MORTGAGE-BACKED SECURITIES (25.1%)
              FINANCIAL/DIVERSIFIED (5.3%)
     800,000  Commercial Mortgage Asset
              Trust,
              Series 1999-C1, Class C, 7.35%,
              08/17/13***                          744,184
     400,000  Contimortgage Home Equity Loan
              Trust, Series 1999-3, Class B,
              7.00%, 12/25/29***                   347,468
     448,961  Countrywide Mortgage-Backed
              Securities, Inc., Series
              1994-J, Class B1, 7.75%,
              06/25/24***                          440,319
   1,950,000  Donaldson, Lufkin & Jenrette
              Commercial Mortgage Corp., IO,
              Series 1998-CG1 Class S,
              0.894159%, 05/10/23 ***               79,618
   3,300,000  Donaldson, Lufkin & Jenrette,
              Commercial Mortgage Corp., IO,
              Series 1998-CF2, Class S,
              1.067851%, 11/12/31***               157,839
      48,869  First Union Residential
              Securitization Trust, Series
              1998-A, Class B2, 7.00%,
              08/25/28***                           43,454
     395,064  General Electric Capital
              Mortgage Services, Inc., Series
              1998-15, Class B1, 6.75%,
              11/25/28***                          355,984
      93,918  Green Tree Financial Corp.,
              Series 1997-6, Class A8, 7.07%,
              01/15/29***                           90,224
     875,000  Lehman Brothers Commercial
              Conduit Mortgage Trust, Series
              1999-C1, Class A2, 6.78%,
              04/15/09***                          834,269

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              FINANCIAL/DIVERSIFIED (CONTINUED)
$     73,769  PNC Mortgage Securities Corp.,
              Class 1998-4, Series 3B3,
              6.75%, 05/25/28***               $    64,010
      98,254  PNC Mortgage Securities Corp.,
              Class 1998-4, Series CB3,
              6.8412%, 05/25/28***                  86,504
      98,015  PNC Mortgage Securities Corp.,
              Class 1998-5, Series CB3,
              6.735%, 07/25/28***                   85,264
     347,236  PNC Mortgage Securities Corp.,
              Class 1999-1, Series CB2,
              6.838%, 03/25/29***                  313,082
     257,211  PNC Mortgage Securities Corp.,
              Class 1999-2, Series DB3,
              6.9053%, 04/25/29***                 225,936
                                               -----------
                                                 3,868,155
                                               -----------
              U.S. GOVERNMENT AGENCY (19.8%)
         172  FHLMC, IO, Series 1103, Class
              N, 1156.5%, 06/15/21***                5,562
     138,062  FNMA-ACES, IO, Series 1996-M6,
              Class A, 7.39354%, 08/17/03          138,331
   4,745,158  FNMA-ACES, IO, Series 1999-M3
              Class N, 1.04142%, 06/25/38***       266,787
   3,000,000  FNMA, 6.00%, 01/01/30**            2,745,936
   3,500,000  FNMA, 7.00%, 01/01/30**            3,384,063
   8,000,000  FNMA, 7.50%, 01/01/30**            7,912,496
                                               -----------
                                                14,453,175
                                               -----------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $18,750,139)                18,321,330
                                               -----------
              SOVEREIGN BONDS (31.3%)
              ALGERIA (0.6%)
     600,000  Algeria Tranche 3, 6.375%,
              03/04/10                             426,000
                                               -----------
              ARGENTINA (3.0%)
   1,500,000  Republic of Argentina, Global,
              11.75%, 04/07/09                   1,507,500
      25,000  Republic of Argentina, Global,
              Series BGL5, 11.375%, 01/30/17        24,875
   1,000,000  Republic of Argentina, PAR,
              Series L-GP, 6.00%,
              03/31/23****                         658,750
                                               -----------
              TOTAL ARGENTINA                    2,191,125
                                               -----------
              BRAZIL (4.9%)
     928,000  Federal Republic of Brazil,
              Global, 14.50%, 10/15/09           1,028,224
     188,000  Republic of Brazil, Series
              EI-L, 6.9375%, 04/15/06****          164,970
     700,000  Republic of Brazil DCB, 7.00%,
              04/15/12****                         519,750

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               41

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              BRAZIL (CONTINUED)
$    186,834  Republic of Brazil C-Bond,
              Series L, 8.00%, 04/15/14        $   140,556
   2,278,409  Republic of Brazil C-Bond,
              8.00%, 04/15/14                    1,714,058
                                               -----------
              TOTAL BRAZIL                       3,567,558
                                               -----------
              BULGARIA (1.2%)
     800,000  Bulgaria FLIRB, Series A,
              2.75%, 07/28/12****                  576,000
     400,000  Bulgaria, 6.50%, 07/28/11****        315,000
                                               -----------
              TOTAL BULGARIA                       891,000
                                               -----------
              COLOMBIA (1.5%)
   1,100,000  Republic of Colombia, Global,
              10.875%, 03/09/04                  1,127,500
                                               -----------
              CROATIA (0.5%)
     389,449  Croatia, Series B, 6.45625%,
              07/31/06****                         359,753
                                               -----------
              ECUADOR (0.2%)
     500,000  Republic of Ecuador, PAR,
              4.00%, 02/28/25****                  171,503
                                               -----------
              GERMANY (2.9%)
   1,150,000  Bundesobligation, Series 115,
              5.875%, 05/15/00 (EUR)             1,168,861
     100,000  Bundesrepublic Deutschland,
              Series 99, 4.00%, 07/04/09
              (EUR)                                 90,955
     740,000  Bundesrepublic Deutschland,
              Series 98, 5.625%, 01/04/28
              (EUR)                                707,118
     160,000  Bundesschatzanweisungen, Series
              98, 4.00%, 06/16/00 (EUR)            161,619
                                               -----------
              TOTAL GERMANY                      2,128,553
                                               -----------
              GREECE (1.7%)
   8,400,000  Hellenic Republic, 11.00%,
              02/25/00 (GRD)                        25,694
  47,000,000  Hellenic Republic, 9.80%,
              03/21/00 (GRD)                       143,546
  38,000,000  Hellenic Republic, 7.60%,
              01/22/02 (GRD)                       117,838
 179,500,000  Hellenic Republic, 8.90%,
              04/01/03 (GRD)                       586,524
 114,000,000  Hellenic Republic, 6.60%,
              01/15/04 (GRD)                       350,552
                                               -----------
              TOTAL GREECE                       1,224,154
                                               -----------
              ITALY (0.2%)
     120,000  Italian Buoni Poleinnali del
              Tesoro, 5.25%, 11/01/29 (EUR)        107,530
                                               -----------

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              IVORY COAST (0.5%)
$  1,650,000  Ivory Coast FLIRB, 2.00%,
              03/29/18****                     $   354,750
                                               -----------
              MEXICO (3.3%)
     500,000  United Mexican States, 9.875%,
              01/15/07                             517,500
     150,000  United Mexican States, Series
              XW, 10.375%, 02/17/09                159,750
     450,000  United Mexican States,
              Discount, Series C, 6.83625%,
              12/31/19****                         419,625
     350,000  United Mexican States,
              Discount, Series A, 6.9325%,
              12/31/19****                         326,375
     250,000  United Mexican States, PAR,
              Series W-A, 6.25%, 12/31/19          196,250
   1,000,000  United Mexican States, PAR,
              Series W-B, 6.25%, 12/31/19          785,000
                                               -----------
              TOTAL MEXICO                       2,404,500
                                               -----------
              MOROCCO (0.8%)
     632,262  Kingdom of Morocco, R & C A,
              6.84375%, 01/01/09****               570,616
                                               -----------
              NORWAY (0.7%)
   4,000,000  Norwegian Treasury Bill, 5.25%,
              03/15/00                             498,133
                                               -----------
              PANAMA (0.4%)
     350,000  Republic of Panama, Global,
              9.00%, 09/30/27                      294,000
                                               -----------
              PERU (1.2%)
   1,250,000  Republic of Peru, 4.00%,
              03/17/07                             859,375
                                               -----------
              PHILIPPINES (0.7%)
     250,000  Bangko Sentral Pilipinas,
              8.60%, 06/15/27                      210,744
     300,000  Republic of Phillippines,
              9.875%, 01/15/19                     296,625
                                               -----------
              TOTAL PHILIPPINES                    507,369
                                               -----------
              RUSSIA (2.1%)
     250,000  Russian Federation, 9.25%,
              11/27/01                             196,875
     250,000  Russian Federation, 11.75%,
              06/10/03                             185,000
   1,200,000  Russian Federation, 10.00%,
              06/26/07                             714,000
   2,600,000  Vnesheconombank, IAN, 6.90625%,
              12/15/15****                         422,500
                                               -----------
              TOTAL RUSSIA                       1,518,375
                                               -----------

 42              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              SLOVENIA (0.2%)
$    120,000  Republic of Slovenia, 5.375%,
              05/27/05 (EUR)                   $   118,838
                                               -----------
              SPAIN (0.8%)
     260,000  Bonos Y Obligacion Del Estado,
              6.00%, 01/31/08 (EUR)                270,341
     330,000  Bonos Y Obligacion Del Estado,
              6.15%, 01/31/13 (EUR)                344,306
                                               -----------
              TOTAL SPAIN                          614,647
                                               -----------
              SWEDEN (0.3%)
   1,700,000  Sweden Government, 10.25%,
              05/05/03 (SEK)                       229,755
                                               -----------
              UNITED STATES (1.3%)
  94,000,000  Kreditanstalt Fuer Wiederaufbau
              International Finance, 2.05%,
              09/21/09 (JPY)                       947,624
                                               -----------
              VENEZUELA (2.3%)
     178,570  Venezuelan Government, FLIRB,
              Series A, 6.875%, 03/31/07****       140,309
     714,280  Venezuelan Government, FLIRB,
              Series B, 6.875%, 03/31/07****       561,236
     750,000  Venezuelan Government, 13.625%,
              08/15/18                             675,000
     450,000  Venezuelan Government, 9.25%,
              09/15/27                             297,000
                                               -----------
              TOTAL VENEZUELA                    1,673,545
                                               -----------
              TOTAL SOVEREIGN BONDS
              (cost $22,192,967)                22,786,203
                                               -----------
              U. S. GOVERNMENT OBLIGATIONS (10.4%)
      40,000  U.S. Treasury Bond, 6.125%,
              11/15/27                              37,200
     335,000  U.S. Treasury Bond, 5.50%,
              08/15/28                             285,902
   1,000,000  U.S. Treasury Bond, 5.25%,
              11/15/28                             824,063
   1,000,000  U.S. Treasury Bond, 5.25%,
              02/15/29                             827,188
     240,000  U.S. Treasury Inflationary IX
              Note, 3.625%, 07/15/02               249,628
   3,500,000  U.S. Treasury Note, 5.25%,
              05/31/01                           3,456,250

----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
              U. S. GOVERNMENT OBLIGATIONS (CONTINUED)
$    500,000  U.S. Treasury Note, 4.75%,
              02/15/04                         $   471,719
   1,650,000  U.S. Treasury Note, 4.75%,
              11/15/08                           1,455,610
                                               -----------
              TOTAL U. S. GOVERNMENT
              OBLIGATIONS
              (cost $8,030,235)                  7,607,560
                                               -----------
------------
   SHARES
------------
         177  United Mexican States, expiring
              02/18/00 (cost $5,931)                16,373
                                               -----------
------------
 CONTRACTS
------------
      35,000  Hong Kong Dollar Put, (expiring
              01/20/00, exercise price 7.8025
              HKD)                                   1,925
      74,000  Hong Kong Dollar Put, (expiring
              01/26/00, exercise price 7.8165
              HKD)                                       7
                                               -----------
              TOTAL OPTIONS
              (cost $99,368)                         1,932
                                               -----------
------------
 PRINCIPAL
------------
$  4,000,000  Consolidation Coal, 6.52%,
              01/19/00                           3,986,960
   4,000,000  Tennessee Gas Pipeline Co.,
              6.40%, 01/19/00                    3,987,200
   4,000,000  Tyco International Group SA,
              6.52%, 01/19/00                    3,986,960
   4,000,000  USEC, Inc., 6.52%, 01/19/00        3,986,960
                                               -----------
              TOTAL COMMERCIAL PAPER
              (cost $15,816,107)                15,948,080
                                               -----------
              REPURCHASE AGREEMENT (1.1%)
     810,000  Fifth Third Bank, 1.40%,
              01/03/00, Collateralized by
              $830,000 FHLMC Gold Pool
              #G30141, 6.50%, 01/01/19,
              market value $798,183 (cost
              $810,000)                            810,000
                                               -----------
              TOTAL INVESTMENTS
              (cost $87,417,077)               $85,772,588
                                               ===========

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               43

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

FOREIGN CURRENCY CONTRACTS

                                                            CONTRACT VALUE   MARKET VALUE    APPRECIATION
                   CURRENCY PURCHASED:                         (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
                   -------------------                      --------------   ------------   --------------   -------------
British Pounds                                                $  977,685      $  957,590      $ (20,095)       01/28/00
Greek Drachmas                                                 1,006,188         988,592        (17,596)       01/28/00
Japanese Yen                                                     709,092         719,320         10,228        01/28/00
Swedish Kronor                                                   275,617         273,619         (1,998)       01/28/00
Euro Dollars                                                   2,459,471       2,397,365        (62,106)       01/28/00
                                                              ----------      ----------      ---------
    TOTAL CURRENCY PURCHASED                                  $5,428,053      $5,336,486        (91,567)
                                                              ==========      ==========      ---------
CURRENCY SOLD:
British Pounds                                                $  953,773      $  929,352        (24,421)       01/28/00
Greek Drachmas                                                   919,453         898,121        (21,332)       01/28/00
Japanese Yen                                                     928,700         936,826          8,126        01/28/00
Swedish Kronor                                                   450,998         434,350        (16,648)       01/28/00
Euro Dollars                                                   3,227,999       3,168,501        (59,498)       01/28/00
                                                              ----------      ----------      ---------
    TOTAL CURRENCY SOLD                                       $6,480,923      $6,367,150       (113,773)
                                                              ==========      ==========      ---------
NET RECEIVABLE FOR FORWARD CURRENCY CONTRACTS PURCHASED
  AND SOLD                                                                                    $  22,206
                                                                                              =========

--------------------------------------------------------------------------------

   * Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
  ** Mortgage Dollar Roll. See note 1.
 *** Segregated as collateral for mortgage dollar rolls.
**** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31,1999.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $54,548.

The abbreviations in the above statement stand for the following:

    ACES       Adjustable Conversion-Rate Equity Security
    AUD        Australian Dollar
    BV         Private Company
    CAD        Canadian Dollar
    C-Bond     Capitalization Bond
    DCB        Debt Conversion Bond
    EI         Eligible Interest Bond
    EUR        Euro
    FHLMC      Federal Home Loan Mortgage Corporation
    FLIRB      Front-Loaded Interest Reduction Bond
    FNMA       Federal National Mortgage Association
    Global     Global Market of Issue
    GRD        Greek Drachma
    HKD        Hong Kong Dollar
    IAN        Interest Arrears Note
    IO         Interest Only
    JPY        Japanese Yen
    LLC        Limited Liability Company
    LP         Limited Partnership
    NV         Naamoloze Vennootschap (Dutch corporation)
    PAR        Issued at Face Value
    PLC        Public Limited Company (British or Irish)
    PLN        Polish Zloty
    R & C A    Restructuring and Consolidation Agreement
    REIT       Real Estate Investment Trust
    SEK        Swedish Krona

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 44              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             COMMON STOCK 97.6%
             AEROSPACE/DEFENSE (0.4%)
    54,000   Doncasters PLC ADR*               $    486,000
                                               ------------
             AIR FREIGHT (0.1%)
    26,600   Kitty Hawk, Inc.*                      182,875
                                               ------------
             AUTO PARTS & EQUIPMENT (1.4%)
    29,800   Arvin Industries, Inc.                 845,575
    32,500   Discount Auto Parts, Inc.*             587,031
    22,900   Dura Automotive Systems, Inc.*         399,319
                                               ------------
                                                  1,831,925
                                               ------------
             BUILDING MATERIALS (0.0%)
     2,800   Lennox International, Inc.              25,725
                                               ------------
             CHEMICALS (8.8%)
   154,800   Arch Chemicals, Inc.                 3,241,125
    45,800   CK Witco Corp.                         612,575
    61,300   The Geon Co.                         1,992,250
    30,000   Georgia Gulf Corp.                     913,125
     1,900   The Lubrizol Corp.                      58,663
   145,900   M.A. Hanna Co.                       1,595,781
    53,900   RPM, Inc.                              549,106
    85,600   Structural Dynamics Research
             Corp.*                               1,091,400
    84,700   Wellman, Inc.                        1,577,537
                                               ------------
                                                 11,631,562
                                               ------------
             COMPUTER HARDWARE (2.8%)
   251,900   Maxtor Corp.*                        1,826,275
   271,100   Quantum Corp.*                       1,880,756
                                               ------------
                                                  3,707,031
                                               ------------
             COMPUTER SOFTWARE & SERVICES (9.8%)
    47,900   Ardent Software, Inc.*               1,868,100
    29,000   Autodesk, Inc.                         978,750
    72,600   BARRA, Inc.*                         2,305,050
    85,700   Keane, Inc.*                         2,720,975
    79,000   Sterling Commerce, Inc.*             2,690,938
    75,200   Sterling Software, Inc.*             2,368,800
                                               ------------
                                                 12,932,613
                                               ------------
             CONSUMER JEWELRY & GIFTS (0.4%)
    34,600   Finlay Enterprises, Inc.*              501,700
                                               ------------
             CONTAINERS & PACKAGES (0.4%)
    80,700   Gaylord Container Corp. Class A*       549,769
                                               ------------
             DISTRIBUTORS (5.0%)
   126,100   Arrow Electronics, Inc.*             3,199,787
   123,100   Tech Data Corp.*                     3,339,087
                                               ------------
                                                  6,538,874
                                               ------------
             ELECTRICAL EQUIPMENT (1.3%)
    38,500   Artesyn Technologies, Inc.*            808,500
    27,900   Thomas & Betts Corp.                   889,313
                                               ------------
                                                  1,697,813
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             ELECTRONICS (6.2%)
    87,800   Actel Corp.*                      $  2,107,200
     4,100   ADE Corp.*                              67,650
    54,900   Alliance Semiconductor Corp.*          916,144
    19,600   Avnet, Inc.                          1,185,800
   132,900   General Semiconductor, Inc.*         1,885,519
    10,000   International Rectifier Corp.*         260,000
    39,400   Thermo Electron Corp.*                 591,000
    55,800   Trimble Navigation Ltd.*             1,206,675
                                               ------------
                                                  8,219,988
                                               ------------
             ENGINEERING & CONSTRUCTION (0.4%)
    59,500   Foster Wheeler Corp.                   528,063
                                               ------------
             FINANCIAL (1.5%)
    98,000   Heller Financial, Inc.               1,966,125
                                               ------------
             FOODS (0.7%)
    52,800   International Home Foods, Inc.*        917,400
                                               ------------
             FOOTWEAR (0.6%)
    70,000   Wolverine World Wide, Inc.             765,625
                                               ------------
             GAMING & LOTTERY (0.7%)
   160,800   Boyd Gaming Corp.*                     934,650
                                               ------------
             HEALTHCARE (9.3%)
    38,400   AmeriPath, Inc.*                       314,400
    62,100   AmeriSource Health Corp. Class
             A*                                     943,144
   158,300   Bergen Brunswig Corp. Class A        1,315,869
    26,100   ChiRex, Inc.*                          381,712
    52,200   CONMED Corp.*                        1,350,675
    63,100   Henry Schein, Inc.*                    840,019
   113,600   Omnicare, Inc.                       1,363,200
    17,300   Osteotech, Inc.*                       231,387
    60,100   Pharmaceutical Product
             Development, Inc.*                     713,688
    85,700   Quest Diagnostics, Inc.*             2,619,206
    19,800   Spacelabs Medical, Inc.*               367,537
   125,400   STERIS Corp.*                        1,293,187
    16,600   West Pharmaceutical Services,
             Inc.                                   513,562
                                               ------------
                                                 12,247,586
                                               ------------
             HOTELS & LODGING (0.3%)
    18,300   Sun International Hotels Ltd.*         354,563
                                               ------------
             INSURANCE/PROPERTY & CASUALTY (1.3%)
    75,900   Everest Reinsurance Holdings,
             Inc.                                 1,693,519
                                               ------------
             IRON & STEEL (1.0%)
    65,457   AK Steel Holding Corp.               1,235,501
                                               ------------
             LEISURE PRODUCTS (0.7%)
    51,100   Callaway Golf Co.                      903,831
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               45

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             MACHINERY (1.8%)
    72,700   AGCO Corp.                        $    976,906
    31,100   Applied Industrial Technology,
             Inc.                                   517,037
    60,600   National-Oilwell, Inc.*                950,663
                                               ------------
                                                  2,444,606
                                               ------------
             MANUFACTURING (2.2%)
    78,900   Olin Corp.                           1,563,206
     4,400   Phillips-Van Heusen Corp.               36,575
    16,200   Power-One, Inc.*                       742,163
    35,800   Russell Corp.                          599,650
                                               ------------
                                                  2,941,594
                                               ------------
             METAL FABRICATORS (0.3%)
    28,600   Wolverine Tube, Inc.*                  403,975
                                               ------------
             OIL & GAS (7.2%)
    45,000   EEX Corp.*                             132,188
   220,600   Newpark Resources, Inc.*             1,351,175
    53,200   Noble Affiliates, Inc.               1,140,475
   210,800   Ocean Energy, Inc.*                  1,633,700
    73,500   Range Resources Corp.                  234,281
    33,700   Santa Fe International Corp.           871,987
   335,500   Santa Fe Snyder Corp.*               2,684,000
    46,100   Tesoro Petroleum Corp.*                533,031
    28,300   Transocean Sedco Forex, Inc.           953,356
                                               ------------
                                                  9,534,193
                                               ------------
             PERSONAL CARE PRODUCTS (0.9%)
    29,400   Alberto-Culver Co. Class A*            639,450
    38,900   Sola International, Inc.*              539,738
                                               ------------
                                                  1,179,188
                                               ------------
             PHOTOGRAPHY/IMAGING (1.2%)
    85,500   Polaroid Corp.                       1,608,469
                                               ------------
             PUBLISHING (3.2%)
   117,800   Bowne & Co., Inc.                    1,590,300
   164,200   Ziff-Davis, Inc.*                    2,596,413
                                               ------------
                                                  4,186,713
                                               ------------
             RESTAURANTS (0.7%)
    36,700   Papa John's International, Inc.*       956,494
                                               ------------
             RETAIL (15.5%)
    87,700   Abercrombie & Fitch Co. Class A*     2,340,494
    77,300   Brown Shoe Co., Inc.                 1,091,863

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
             RETAIL (CONTINUED)
   103,400   Burlington Coat Factory
             Warehouse Corp.                   $  1,434,675
   151,200   Consolidated Stores Corp.*           2,457,000
    26,000   Harcourt General, Inc.               1,046,500
   207,600   Heilig-Meyers Co.                      570,900
   206,500   Ingram Micro, Inc.*                  2,710,312
    42,900   Jones Apparel Group, Inc.*           1,163,663
   109,400   Musicland Stores Corp.*                923,062
    28,500   The Neiman Marcus Group, Inc.*         796,219
   204,500   OfficeMax, Inc.*                     1,124,750
    88,100   Saks, Inc.*                          1,371,056
    78,400   ShopKo Stores, Inc.*                 1,803,200
   228,100   Venator Group, Inc.*                 1,596,700
                                               ------------
                                                 20,430,394
                                               ------------
             SAVINGS & LOANS (0.1%)
    11,800   FirstFed Financial Corp.*              165,938
                                               ------------
             SERVICES (5.5%)
    46,700   ACNielsen Corp.*                     1,149,988
    23,600   American Greetings Corp. Class A       557,550
    56,300   Modis Professional Services,
             Inc.*                                  802,275
    45,000   Renaissance Worldwide, Inc.*           331,875
   129,500   Republic Services, Inc.*             1,861,562
    83,200   Snyder Communications, Inc.*         1,601,600
   101,400   Ventiv Health, Inc.*                   931,612
                                               ------------
                                                  7,236,462
                                               ------------
             TELECOMMUNICATIONS (2.0%)
    86,900   Avid Technology, Inc.*               1,135,131
   106,000   Mitel Corp.*                         1,457,500
     1,000   TALK.com, Inc.*                         17,750
                                               ------------
                                                  2,610,381
                                               ------------
             TEXTILES/APPAREL (1.5%)
   100,900   Nautica Enterprises, Inc.*           1,141,431
    71,200   Unifi, Inc.*                           876,650
                                               ------------
                                                  2,018,081
                                               ------------
             TRANSPORTATION (1.0%)
    76,800   Yellow Corp.*                        1,291,200
                                               ------------
             WASTE MANAGEMENT (1.4%)
   164,525   Safety-Kleen Corp*                   1,861,189
                                               ------------
             TOTAL COMMON STOCK                 128,721,615
                                               ------------
             (cost $126,493,909)

 46              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                 VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (2.4%)
$3,170,000   Fifth Third Bank, 1.40%,
             01/03/00, Collateralized by
             $2,840,000 FHLMC Gold Pool
             #G30141, 6.50%, 01/01/19, and
             $400,000 FHLMC Gold Pool
             #G10813, 7.00% 12/01/11, market
             value $3,129,155 (cost
             $3,170,000)                       $  3,170,000
                                               ------------
             TOTAL INVESTMENTS                 $131,891,615
                                               ============
             (cost $129,663,909)

-------------------------------------------------------

* Denotes a non-income producing security.
 Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $5,253,833.

The abbreviations in the above statement stand for the following:

    ADR     American Depositary Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    PLC     Public Limited Company (British)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               47

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              COMMON STOCK (83.7%)
              AGRICULTURAL PRODUCTS (0.6%)
     19,400   Strategic Diagnostics, Inc.*  $    127,313
                                            ------------
              AIR FREIGHT (0.2%)
      1,500   Air Express International
              Corp.                               48,469
                                            ------------
              BEVERAGES (0.3%)
      1,300   Beringer Wine Estates
              Holdings, Inc. Class B*             51,838
                                            ------------
              BROADCASTING & TELEVISION (4.0%)
        700   Chris-Craft Industries,
              Inc.*                               50,487
      2,600   Citadel Communications
              Corp.*                             168,675
        500   Cumulus Media, Inc. Class A*        25,375
      1,000   Emmis Communications Corp.
              Class A*                           124,641
        900   Jones Intercable, Inc. Class
              A*                                  62,381
        900   Radio One, Inc.*                    82,800
      1,500   Spanish Broadcasting System,
              Inc.*                               60,375
      8,100   TCI Satellite Entertainment,
              Inc. Class A*                      129,600
        100   TiVo, Inc.*                          3,375
        900   Westwood One, Inc.*                 68,400
        100   Wink Communications, Inc.*           6,006
        100   XM Satellite Radio Holdings,
              Inc. Class A*                        3,813
                                            ------------
                                                 785,928
                                            ------------
              COMMUNICATION EQUIPMENT (4.9%)
        900   ANTEC Corp.*                        32,850
      1,300   Catapult Communications
              Corp.*                              12,919
      1,400   CommScope, Inc.*                    56,437
      1,200   JDS Uniphase Corp.*                193,575
        900   Ortel Corp.*                       108,000
      2,900   Pinnacle Holdings, Inc.*           122,888
        300   Polycom, Inc.*                      19,106
      1,000   Proxim, Inc.*                      110,000
      2,900   The Titan Corp.*                   136,662
      3,300   ViaSat, Inc.*                      164,588
                                            ------------
                                                 957,025
                                            ------------
              COMPUTER HARDWARE (0.7%)
      1,700   Allscripts, Inc.*                   74,800
        650   JNI Corp.*                          42,900
        100   Predictive Systems, Inc.*            6,550
      1,500   Sigma Designs, Inc.*                16,500
                                            ------------
                                                 140,750
                                            ------------

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              COMPUTER NETWORKING (3.3%)
      1,050   C-COR.net Corp.*              $     80,456
        100   Foundry Networks, Inc.*             30,169
      2,600   Luminant Worldwide Corp.*          118,300
      1,400   NetSolve, Inc.*                     44,100
      1,100   NorthEast Optic, Inc.*              68,819
      2,200   Osicom Technologies, Inc.*          99,825
      1,000   RSA Security, Inc.*                 77,500
      1,650   Visual Networks, Inc.*             130,762
                                            ------------
                                                 649,931
                                            ------------
              COMPUTER SOFTWARE & SERVICES (18.2%)
        500   Active Software, Inc.*              46,000
        700   Activision, Inc.*                   10,719
      1,650   Actuate Software Corp.*             70,744
        900   Affiliated Computer
              Services, Inc. Class A*             41,400
        300   Agile Software Corp.*               65,170
        100   Alteon Websystems, Inc.*             8,775
        100   Answerthink Consulting
              Group*                               3,425
        300   Ardent Software, Inc.*              11,700
        500   Art Technology Group, Inc.*         64,062
        200   Bluestone Software, Inc.*           23,000
      1,100   BroadVision, Inc.*                 187,069
      7,500   CAIS Internet, Inc.*               266,250
        300   Citrix Systems, Inc.*               36,900
        200   Comverse Technology, Inc.*          28,950
      1,900   Concentric Network Corp.*           58,544
        900   Daleen Technologies, Inc.*          19,688
      3,350   Digex, Inc.*                       230,312
        525   Digital Island*                     49,941
      1,700   Digital River, Inc.*                56,631
        400   Exodus Communications, Inc.*        35,525
        100   F5 Networks, Inc.*                  11,400
        400   Gemstar International Group
              Ltd.*                               28,500
      3,500   Harbinger Corp.*                   111,344
        900   HNC Software, Inc.*                 95,175
        800   i2 Technologies, Inc.*             156,000
      1,100   Integrated Systems, Inc.*           36,919
        100   Interspeed, Inc.*                    1,769
        100   Intertrust Technologies
              Corp.*                              11,762
        800   InterVU, Inc.*                      84,000
      1,400   Intraware, Inc.*                   111,913
        200   Keynote Systems, Inc.*              14,750
        500   Legato Systems, Inc.*               34,406
        100   Liberate Technologies, Inc.*        25,700
      1,000   Macromedia, Inc.*                   73,125
        275   Micromuse, Inc.*                    46,750
        200   Mission Critical Software,
              Inc.*                               14,000
        300   N2H2, Inc.*                          7,050
      2,050   Netegrity, Inc.*                   116,722
        400   NetIQ Corp.*                        20,825
      2,300   Netopia, Inc.*                     124,919
      5,000   Netzee, Inc.*                       83,125

 48              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              COMPUTER SOFTWARE & SERVICES (CONTINUED)
        800   New Era of Networks, Inc.*    $     38,100
      3,350   nFront, Inc.*                       67,000
      2,400   PC-Tel, Inc.*                      126,000
      6,800   Peerless Systems Corp.*             52,700
      1,300   Project Software &
              Development, Inc.*                  72,150
        600   Quest Software, Inc.*               61,200
        200   RADWARE Ltd.*                        8,625
      1,700   RAVISENT Technologies, Inc.*        65,344
      1,950   SeaChange International,
              Inc.*                               68,981
      3,050   SERENA Software, Inc.*              94,359
        300   Silknet Software, Inc.*             49,725
      1,900   SoftNet Systems, Inc.*              47,737
      8,700   StarBase Corp.*                     95,156
      1,600   THQ, Inc.*                          37,100
        200   Tumbleweed Communications
              Corp.*                              16,950
        100   U.S. Interactive, Inc.*              4,300
        600   VERITAS Software Corp.*             85,875
        600   Verity, Inc.*                       25,538
        100   Vitria Technology, Inc.*            23,400
                                            ------------
                                               3,565,199
                                            ------------
              CONSTRUCTION (0.6%)
      1,200   Dycom Industries, Inc.*             52,875
      2,100   Insituform Technologies,
              Inc. Class A*                       59,325
                                            ------------
                                                 112,200
                                            ------------
              ELECTRONICS (10.4%)
      1,200   Alpha Industries, Inc.*             68,775
      7,700   Artisan Components, Inc.*          158,933
        200   Audiovox Corp. Class A*              6,075
      1,750   Burr-Brown Corp.*                   63,219
        200   Cirrus Logic, Inc.*                  2,662
      1,400   Cymer, Inc.*                        64,400
      3,200   Cypress Semiconductor Corp.*       103,600
      1,900   The DII Group, Inc.*               134,841
        750   Efficient Networks, Inc.*           51,000
      1,400   Elantec Semiconductor, Inc.*        46,200
        900   Etec Systems, Inc.*                 40,387
        800   Flextronics International
              Ltd.*                               36,800
      3,000   Gentex Corp.*                       83,250
        750   Helix Technology Corp.              33,609
      2,000   Independent Energy Holdings
              PLC ADR*                            66,625
      1,300   Kopin Corp.*                        54,600
        200   Lattice Semiconductor Corp.*         9,425
      1,700   Maker Communications, Inc.*         72,675
      2,200   Metalink, Ltd.*                     44,825
      1,300   Mettler-Toledo International, Inc.* 49,644
        400   Novellus Systems, Inc.*             49,012

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              ELECTRONICS (CONTINUED)
        400   Optical Coating Laboratory,
              Inc.                          $    118,400
        950   Orbotech Ltd.*                      73,625
        700   PMC-Sierra, Inc.*                  112,219
        800   Power Integrations, Inc.*           38,350
      2,250   Sawtek, Inc.*                      149,766
      1,000   Semtech Corp.*                      52,125
      1,050   TranSwitch Corp.*                   76,191
        700   Veeco Instruments, Inc.*            32,769
        600   Waters Corp.*                       31,800
      1,750   Zoran Corp.*                        97,562
                                            ------------
                                               2,023,364
                                            ------------
              ENTERTAINMENT (3.6%)
      2,200   About.com, Inc.*                   197,450
      6,200   Cybergold, Inc.*                   109,662
      2,900   Hollywood Entertainment Corp.*      42,050
      2,100   Imax Corp.*                         57,488
        800   Macrovision Corp.*                  59,200
      2,300   MyPoints.com, Inc.*                170,200
        400   SFX Entertainment, Inc.*            14,475
      5,100   The Topps Company, Inc.*            52,912
                                            ------------
                                                 703,437
                                            ------------
              FINANCIAL (2.3%)
      2,700   Affiliated Managers Group, Inc.*   109,181
      1,900   Allied Capital Corp.                34,794
        500   Bank United Corp. Class A           13,625
      1,200   Federated Investors, Inc.           24,075
        700   Financial Security Assurance
              Holdings Ltd.                       36,488
      4,700   First Sierra Financial,
              Inc.*                               80,487
        800   Golden State Bancorp, Inc.*         13,800
        100   Knight/Trimark Group, Inc.
              Class A*                             4,600
        900   Labranche & Co., Inc.*              11,475
      2,300   Medallion Financial Corp.*          41,256
        300   Metris Cos., Inc.                   10,706
      2,000   National Discount Brokers
              Group, Inc.*                        52,750
        500   Silicon Valley Bancshares*          24,750
                                            ------------
                                                 457,987
                                            ------------
              FOODS (0.2%)
      2,300   Gum Tech International,
              Inc.*                               36,800
                                            ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               49

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              HEALTHCARE (4.6%)
      4,300   Anesta Corp.*                 $     73,906
      1,300   ArthroCare Corp.*                   79,300
      2,200   BioCryst Pharmaceuticals,
              Inc.*                               64,900
        600   Biovail Corp. International*        56,250
      1,650   Enzon, Inc.*                        71,569
      1,100   ImClone Systems, Inc.*              43,588
      3,300   Inamed Corp.*                      144,787
        400   Inhale Therapeutic Systems, Inc.*   17,025
      2,200   Lincare Holdings, Inc.*             76,312
      1,100   MedQuist, Inc.*                     28,394
      1,300   Parexel International Corp.*        15,356
      1,000   Pharmacyclics, Inc.*                41,250
      1,700   PolyMedica Corp.*                   39,313
      2,400   Priority Healthcare Corp.*          69,450
      3,200   Titan Pharamaceuticals,
              Inc.*                               60,800
        400   Wesley Jessen VisionCare,
              Inc.*                               15,150
                                            ------------
                                                 897,350
                                            ------------
              HOTELS & LODGING (0.1%)
      3,300   MeriStar Hotels & Resorts,
              Inc.*                               11,756
                                            ------------
              INSURANCE (0.4%)
      1,900   Annuity and Life Re
              (Holdings) Ltd.                     49,638
        300   Mutual Risk Management Ltd.          5,044
      1,200   Reinsurance Group of
              America, Inc.                       33,300
                                            ------------
                                                  87,982
                                            ------------
              INSURANCE BROKERS (0.1%)
        100   E. W. Blanch Holdings, Inc.          6,125
        400   Quotesmith.com, Inc.*                4,550
                                            ------------
                                                  10,675
                                            ------------
              INTERNET (3.7%)
        100   Breakaway Solutions, Inc.*          12,162
      6,550   Circle.com*                         80,647
        200   DSL.net, Inc.*                       6,725
        100   eGain Communications Corp.*          3,775
      1,400   eSPEED, Inc.*                       49,788
        200   E-Stamp Corp.*                       2,887
      2,300   Exactis.com, Inc.*                  55,919
      1,800   Globix Corp.*                       72,450
        500   Internap Network Services Corp.*    86,500
        100   Interwoven, Inc.*                    7,300
        200   ITXC Corp.*                          4,450
      1,000   Lifeminders.com, Inc.*              57,750
      3,000   Marketing Services Group,
              Inc.*                               50,250
        100   NBC Internet, Inc.*                  7,725

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              INTERNET (CONTINUED)
        300   Rare Medium Group*            $     10,238
      1,300   SciQuest.com, Inc.*                103,350
        100   Software.com, Inc.*                  9,600
      1,800   SonicWALL, Inc.*                   108,000
                                            ------------
                                                 729,516
                                            ------------
              MANUFACTURING (2.2%)
        750   Asyst Technologies, Inc.*           49,172
        300   CUNO, Inc.*                          6,211
      4,900   Integrated Device
              Technology, Inc.*                  142,100
      2,350   JAKKS Pacific, Inc.*                43,916
      1,850   Meade Instruments Corp.*            52,725
        500   PerkinElmer, Inc.                   20,844
        200   Power-One, Inc.*                     9,162
      4,100   Valence Technology, Inc.*           77,900
      1,000   Varian, Inc.*                       22,500
                                            ------------
                                                 424,530
                                            ------------
              OIL & GAS (2.5%)
      3,300   Cross Timbers Oil Co.               29,906
     19,200   Grey Wolf, Inc.*                    55,200
      2,350   Hanover Compressor Co.*             88,712
      1,900   Kinder Morgan, Inc.                 38,356
      1,700   Marine Drilling Cos., Inc.*         38,144
      2,200   Newfield Exploration Co.*           58,850
      1,300   Nuevo Energy Co.*                   24,375
      3,400   Rowan Cos., Inc.*                   73,738
      2,700   Spinnaker Exploration Co.*          38,137
      4,000   Varco International, Inc.*          40,750
                                            ------------
                                                 486,168
                                            ------------
              PRINTING & PUBLISHING (0.2%)
      1,000   Valassis Communications,
              Inc.*                               42,250
                                            ------------
              REAL ESTATE INVESTMENT/MANAGEMENT (0.6%)
        100   Alexandria Real Estate Equities, Inc.3,181
      2,600   Catellus Development Corp.*         33,312
        100   CBL & Associates Properties, Inc.    2,063
        400   Developers Divesrified Realty Corp.  5,150
        400   General Growth Properties,
              Inc.                                11,200
      2,700   Glenborough Realty Trust,
              Inc., REIT                          36,112
        400   Health Care Property
              Investors, Inc., REIT                9,550
        800   MeriStar Hospitality Corp.,
              REIT                                12,800
        100   SL Green Realty Corp.                2,175
                                            ------------
                                                 115,543
                                            ------------
              RESTAURANTS (0.1%)
        500   Jack in the Box, Inc.*              10,344
                                            ------------

 50              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              RETAIL (4.6%)
        300   1-800-FLOWERS.COM, Inc.*      $      3,206
      2,400   American Eagle Outfitters,
              Inc.*                              108,000
      2,000   CDnow, Inc.*                        19,750
        100   Chemdex Corp.*                      11,100
      4,300   The Children's Place Retail
              Stores, Inc.*                       70,681
      4,600   Factory 2-U Stores, Inc.*          130,525
      3,300   Insight Enterprises, Inc.*         134,062
      2,800   InterTAN, Inc.*                     73,150
        200   PlanetRX.com, Inc.*                  2,900
      2,600   REX Stores Corp.*                   91,000
      3,800   Steven Madden Ltd.*                 72,438
      2,800   Too, Inc.*                          48,300
      2,800   Ultimate Electronics, Inc.*         69,300
      5,900   VitaminShoppe.com, Inc.*            53,837
                                            ------------
                                                 888,249
                                            ------------
              SERVICES (6.2%)
        600   Casella Waste Systems, Inc.
              Class A*                            11,325
        700   CheckFree Holdings Corp.*           73,150
      5,300   Corinthian Colleges, Inc.*         126,537
        900   Edison Schools, Inc.*               14,175
        100   Flycast Communications
              Corp.*                              12,994
      3,900   Hall, Kinion & Associates,
              Inc.*                               83,850
      1,400   Iron Mountain, Inc.*                55,038
        700   Pegasus Systems, Inc.*              42,219
      8,000   ProsoftTraining.com*                83,000
        900   Provant, Inc.*                      22,725
      2,800   Quanta Services, Inc.*              79,100
      2,000   Radiant Systems, Inc.*              80,375
      1,500   RemedyTemp, Inc. Class A*           28,500
        100   Stamps.com, Inc.*                    4,162
        400   Sylvan Learning Systems,
              Inc.*                                5,200
      1,800   Ticketmaster Online
              CitySearch, Inc. Class B*           69,188
        400   TMP Worldwide, Inc.*                56,800
      2,000   United Rentals, Inc.*               34,250
      1,600   ValueVision International,
              Inc. Class A*                       91,700
        500   VerticalNet, Inc.*                  82,000
      1,400   Whittman-Hart, Inc.*                75,075
      1,500   WorldGate Communications,
              Inc.*                               71,344
                                            ------------
                                               1,202,707
                                            ------------

--------------------------------------------------------
SHARES        SECURITY                         VALUE
--------------------------------------------------------
              STEEL PRODUCERS (0.5%)
        100   Carpenter Technology Corp.    $      2,744
      3,600   Maverick Tube Corp.*                88,875
        450   Reliance Steel & Aluminum
              Co.                                 10,547
                                            ------------
                                                 102,166
                                            ------------
              TELECOMMUNICATIONS (8.6%)
        900   Adaptive Broadband Corp.*           66,431
      2,400   Adelphia Business Solutions,
              Inc.*                              115,200
      2,650   AirGate PCS, Inc.*                 139,788
      1,300   Ancor Communications, Inc.*         88,238
      1,400   Asia Satellite
              Telecommunications Holdings
              Ltd. ADR                            49,000
      1,400   Aware, Inc.*                        50,925
        500   Carrier Access Corp.*               33,656
      2,200   Clearnet Communications,
              Inc. Class A*                       75,625
      1,400   CoreComm Ltd.*                      83,125
        100   Ditech Communications Corp.*         9,350
        800   Gilat Satellite Networks
              Ltd.*                               95,000
        800   Harmonic, Inc.*                     75,950
      1,500   Insight Communications Co.,
              Inc.*                               44,437
        500   Intermedia Communications,
              Inc.*                               19,406
      2,300   Lightbridge, Inc.*                  63,825
      1,400   MasTec, Inc.*                       62,300
      1,000   Millicom International
              Cellular SA*                        62,375
      2,000   Netro Corp.*                       102,000
      4,200   Network Plus Corp.*                 88,200
      1,000   Pacific Gateway Exchange,
              Inc.*                               17,063
        700   Pegasus Communications
              Corp.*                              68,425
      1,950   Time Warner Telecom, Inc.*          97,378
      1,900   Versatel Telecom
              International NV ADR*               66,381
        800   VoiceStream Wireless Corp.*        113,850
                                            ------------
                                               1,687,928
                                            ------------
              TOTAL COMMON STOCK
              (cost $11,436,134)              16,357,405
                                            ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               51

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     SELECT ADVISERS SMALL CAP GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (18.1%)
$ 3,535,000   Fifth Third Bank, 1.40%, 01/03/00
              Collateralized by $3,620,000
              GNMA Pool #780020,
              10.50%, 10/15/21,
              market value $3,995,378
              (cost $3,535,000)                $  3,535,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $14,971,134)               $ 19,892,405
                                               ============

-------------------------------------------------------

  * Denotes a non-income producing security

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $55,092.

The abbreviations in the above statement stand for the following:

    ADR    American Depositary Receipt
    GNMA   Government National Mortgage Association
    NV     Naamloze Vennootschap ( Dutch corporation)
    PLC    Public Limited Company (British)
    REIT   Real Estate Investment Trust
    SA     Societe Anonyme (French corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 52              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            COMMON STOCK (96.3%)
            AUSTRALIA (0.8%)
            BANKS (0.2%)
    5,300   National Australia Bank Ltd.      $     80,802
    5,300   Westpac Banking Corp. Ltd.              36,437
                                              ------------
                                                   117,239
                                              ------------

            BUILDING MATERIALS (0.0%)
   13,000   CSR Ltd.                                31,473
                                              ------------
            COMMUNICATION EQUIPMENT (0.1%)
   15,200   Telstra Corp. Ltd.                      82,350
                                              ------------
            FINANCIAL (0.1%)
    3,900   Lend Lease Corp. Ltd.                   54,457
                                              ------------

            INSURANCE (0.1%)
    3,300   AMP Ltd.                                36,340
                                              ------------
            MANUFACTURING (0.1%)
   17,500   Southcorp Ltd.                          61,490
                                              ------------
            METALS/MINING (0.1%)
    6,200   WMC Ltd.                                34,077
                                              ------------
            OIL & GAS (0.1%)
    5,000   Broken Hill Proprietary Co. Ltd.        65,435
                                              ------------
            TOTAL AUSTRALIA                        482,861
                                              ------------
            AUSTRIA (0.2%)
            BANKS (0.2%)
    2,020   Bank Austria AG                        114,008
                                              ------------
            BELGIUM (0.1%)
            COMPUTER HARDWARE (0.1%)
      402   Real Software                           31,926
                                              ------------
            CANADA (2.2%)
            BANKS (0.2%)
    2,200   Royal Bank of Canada                    96,398
                                              ------------

            BEVERAGES/ALCOHOLIC (0.1%)
    2,000   The Seagram Co. Ltd.                    89,875
                                              ------------
            COMMUNICATION EQUIPMENT (0.7%)
    4,300   Nortel Networks Corp.                  432,759
                                              ------------

            CONGLOMERATE (0.1%)
    1,800   Imasco Ltd.                             49,620
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------

            ELECTRIC COMPANIES (0.0%)
    2,300   TransAlta Corp.                   $     22,457
                                              ------------

            GOLD & METALS MINING (0.1%)
    2,400   Barrick Gold Corp.                      42,644
                                              ------------

            MANUFACTURING (0.2%)
    3,300   Bombardier, Inc. Class B                67,517
    2,824   Noranda, Inc.                           37,804
                                              ------------
                                                   105,321
                                              ------------

            METALS/MINING (0.1%)
    1,600   Inco Ltd.*                              37,262
                                              ------------

            OIL & GAS (0.2%)
    1,600   Alberta Energy Co. Ltd.                 49,683
    2,700   Imperial Oil Ltd.                       57,756
    2,400   TransCanada Pipelines Ltd.              20,701
                                              ------------
                                                   128,140
                                              ------------

            PUBLISHING/NEWSPAPER (0.1%)
    2,500   The Thomson Corp.                       65,553
                                              ------------

            RAILROADS (0.1%)
    1,900   Canadian Pacific Ltd.                   40,709
                                              ------------

            TELECOMMUNICATIONS (0.3%)
    2,300   BCE, Inc.                              208,146
                                              ------------
            TOTAL CANADA                         1,318,884
                                              ------------

            DENMARK (0.1%)
            CONGLOMERATE (0.1%)
      411   Ratin A/S B Shares                      46,212
                                              ------------

            FINLAND (1.4%)
            COMPUTER SOFTWARE & SERVICES (0.1%)
    1,229   Tietoenator OYJ                         76,796
                                              ------------

            PAPER & FOREST PRODUCTS (0.3%)
    8,707   Stora Enso OYJ R Shares                149,633
                                              ------------

            TELECOMMUNICATIONS (1.0%)
    2,498   Nokia OYJ                              453,170
    2,045   Sonera OYJ (a)                         140,254
                                              ------------
                                                   593,424
                                              ------------
            TOTAL FINLAND                          819,853
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               53

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            FRANCE (5.1%)
            AUTOMOBILES (0.1%)
      917   Renault SA                        $     44,232
                                              ------------
            BANKS (0.3%)
    2,096   Banque de Paris                        193,501
                                              ------------

            BUILDING MATERIALS (0.1%)
      500   Compagnie de Saint-Gobain               94,083
                                              ------------
            CHEMICALS (0.1%)
    4,159   Rhodia SA                               94,061
                                              ------------

            COMPUTER NETWORKING (0.1%)
      286   Atos SA*                                47,445
                                              ------------

            CONGLOMERATE (0.1%)
      122   LVMH (Louis Vuitton Moet
            Hennessy)                               54,679
                                              ------------
            COSMETICS (0.2%)
      580   Christian Dior SA                      143,800
                                              ------------

            FINANCIAL (0.0%)
       13   Compagnie Financiere de Paribas
            SA                                       1,453
                                              ------------
            FOODS (0.2%)
      502   Groupe Danone                          118,390
                                              ------------

            HEALTHCARE (0.3%)
    3,638   Aventis SA                             211,561
                                              ------------
            INSURANCE (0.4%)
    1,320   Axa                                    184,122
    1,000   CNP Assurances                          36,847
                                              ------------
                                                   220,969
                                              ------------

            IRON & STEEL (0.1%)
    4,085   Usinor SA                               76,783
                                              ------------

            LEISURE PRODUCTS (0.1%)
    1,155   Lagardere SCA                           62,860
                                              ------------

            MACHINERY (0.2%)
    3,108   Alstom                                 103,682
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            OIL & GAS (1.1%)
      299   Coflexip SA                       $     21,742
      450   Total Fina SA - Strip VVPR                   5
    4,664   Total Fina SA B Shares                 622,831
                                              ------------
                                                   644,578
                                              ------------

            RETAIL (0.6%)
      712   Carrefour SA                           131,391
      210   Castorama Dubois Investissement
            SA                                      63,918
      620   Pinault-Printemps-Redoute SA           163,715
                                              ------------
                                                   359,024
                                              ------------

            SERVICES (0.7%)
    4,462   Vivendi                                403,159
                                              ------------

            TELECOMMUNICATIONS (0.3%)
      744   Alcatel                                170,964
                                              ------------

            UTILITIES/WATER (0.1%)
      294   Suez Lyonnaise des Eaux SA              47,143
                                              ------------
            TOTAL FRANCE                         3,092,367
                                              ------------

            GERMANY (4.9%)
            AUTOMOBILES (0.5%)
    3,001   DaimlerChrysler AG                     232,891
    1,330   Volkswagen AG                           74,756
                                              ------------
                                                   307,647
                                              ------------

            BANKS (0.6%)
    2,820   Deutsche Bank AG                       238,001
    1,640   Dresdner Bank AG                        90,908
    2,200   Entrium Direct Bankers AG*              33,703
                                              ------------
                                                   362,612
                                              ------------

            CHEMICALS (0.4%)
    2,981   BASF AG                                153,825
    2,117   Bayer AG                               100,493
      137   Celanese AG*                             2,492
                                              ------------
                                                   256,810
                                              ------------

            COMPUTER SOFTWARE & SERVICES (0.3%)
      341   SAP AG                                 166,683
                                              ------------

            CONSTRUCTION (0.1%)
    1,500   Bilfinger & Berger Bau AG               28,875
      900   Hochtief AG                             30,115
                                              ------------
                                                    58,990
                                              ------------

 54              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            DISTRIBUTORS/DURABLES (0.1%)
    2,900   Stinnes AG*                       $     61,378
                                              ------------
            ELECTRONICS (0.6%)
    2,795   Siemens AG                             357,752
                                              ------------
            FINANCIAL (0.1%)
      531   Consors Discount-Broker AG*             44,419
      102   Marschollek, Lautenschlaeger und
            Partner AG                              30,327
                                              ------------
                                                    74,746
                                              ------------
            HEALTHCARE (0.1%)
      528   Schering AG                             64,310
                                              ------------
            MACHINERY (1.0%)
    2,453   Mannesmann AG                          598,286
                                              ------------
            MANUFACTURING (0.4%)
    3,100   Thyssen Krupp AG*                       94,199
    2,974   Veba AG                                145,221
                                              ------------
                                                   239,420
                                              ------------
            TELECOMMUNICATIONS (0.7%)
    5,956   Deutsche Telekom AG                    426,196
                                              ------------
            TOTAL GERMANY                        2,974,830
                                              ------------
            HONG KONG (1.1%)
            BANKS (0.1%)
   16,000   Dao Heng Bank Group Ltd.                82,528
                                              ------------
            ELECTRIC COMPANIES (0.1%)
   14,500   Hong Kong Electric Holdings Ltd.        45,322
                                              ------------
            FINANCIAL (0.7%)
    9,000   Cheung Kong (Holdings) Ltd.            114,318
   13,000   Hutchison Whampoa Ltd.                 188,955
    9,500   SmarTone Telecommunications
            Holdings Ltd.                           45,824
   21,000   The Wharf (Holdings) Ltd.               48,756
                                              ------------
                                                   397,853
                                              ------------
            REAL ESTATE INVESTMENT/MANAGEMENT (0.1%)
    8,000   Sung Hung Kai Properties Ltd.           83,351
                                              ------------
            TELECOMMUNICATIONS (0.1%)
   29,200   Cable & Wireless HKT Ltd.               84,321
                                              ------------
            TOTAL HONG KONG                        693,375
                                              ------------
            IRELAND (0.4%)
            BANKS (0.1%)
    7,900   Bank of Ireland                         62,900
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            BUILDING MATERIALS (0.1%)
    3,700   CRH PLC                           $     79,429
                                              ------------
            CONTAINERS & PACKAGES (0.2%)
   34,185   Jefferson Smurfit Group PLC            103,360
                                              ------------
            FINANCIAL (0.0%)
    4,589   Irish Life & Permanent PLC              26,981
                                              ------------
            TOTAL IRELAND                          272,670
                                              ------------
            ITALY (1.9%)
            AUTOMOBILES (0.1%)
    1,900   Fiat SPA                                54,288
                                              ------------
            BANKS (0.5%)
   10,400   Banca Fideuram SPA                     123,264
      511   Bipop-Carire SPA                        45,244
   29,108   UniCredito Italiano SPA                143,162
                                              ------------
                                                   311,670
                                              ------------
            FINANCIAL (0.1%)
   12,848   Banca Nazionale Del Lavoro ORD*         42,861
                                              ------------
            INSURANCE (0.2%)
    1,777   Assicurazioni Generali                  58,743
    4,241   Mediolanum SPA                          55,566
                                              ------------
                                                   114,309
                                              ------------
            OIL & GAS (0.2%)
   21,373   ENI SPA                                117,613
    6,400   Saipem SPA                              23,156
                                              ------------
                                                   140,769
                                              ------------
            TELECOMMUNICATIONS (0.8%)
    4,540   Mediaset SPA                            70,648
   17,298   Telecom Italia Mobile SPA              193,341
   10,660   Telecom Italia SPA                     150,412
   14,591   Telecom Italia SPA ORD                  88,969
                                              ------------
                                                   503,370
                                              ------------
            TOTAL ITALY                          1,167,267
                                              ------------
            JAPAN (14.3%)
            AUTOMOBILES (1.3%)
    7,000   Honda Motor Co. Ltd.                   259,918
   11,000   Toyota Motor Corp.                     532,050
                                              ------------
                                                   791,968
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               55

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            BANKS (0.7%)
   21,000   The Bank of Tokyo-Mitsubishi
            Ltd.                              $    292,202
   32,000   The Toyo Trust & Banking Co.
            Ltd.                                   131,327
                                              ------------
                                                   423,529
                                              ------------
            BUILDING MATERIALS (0.6%)
   21,000   Tostem Corp.                           376,539
                                              ------------
            CHEMICALS (0.8%)
  136,000   Mitsubishi Chemical Corp.              478,405
                                              ------------
            DISTRIBUTORS (0.4%)
   31,000   Mitsubishi Corp.                       238,997
                                              ------------
            ELECTRICAL EQUIPMENT (0.5%)
   19,000   Minebea Co. Ltd.                       325,454
                                              ------------
            ELECTRONICS (0.9%)
   12,000   Matsushita Electric Industrial
            Co. Ltd.                               331,835
    8,000   Pioneer Corp.                          211,061
                                              ------------
                                                   542,896
                                              ------------
            ENTERTAINMENT (1.3%)
    4,100   Sony Music Entertainment, Inc.         816,475
                                              ------------
            EQUIPMENT/SEMICONDUCTORS (1.0%)
   13,000   Fujitsu Ltd.                           591,948
                                              ------------
            FINANCIAL (0.2%)
    2,200   Promise Co. Ltd.                       111,784
                                              ------------
            HEALTHCARE (0.6%)
   11,000   Yamanouchi Pharmaceutical Co.
            Ltd.                                   383,721
                                              ------------
            INTERNET (0.8%)
      500   Softbank Corp.                         477,819
                                              ------------
            IRON & STEEL (0.3%)
  101,000   Kawasaki Steel Corp.*                  180,604
                                              ------------
            LEISURE PRODUCTS (1.4%)
   13,000   Namco Ltd.                             840,922
                                              ------------
            OFFICE EQUIPMENT & SUPPLIES (0.4%)
   13,000   Ricoh Co. Ltd.                         244,655
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            OIL & GAS (0.2%)
   57,000   Tokyo Gas Co. Ltd.                $    138,685
                                              ------------
            RAILROADS (0.7%)
      113   West Japan Railway Co.                 399,707
                                              ------------
            RETAIL (0.9%)
    5,000   Ito-Yokado Co. Ltd.                    542,310
                                              ------------
            TELECOMMUNICATIONS (1.3%)
       28   DDI Corp.                              383,037
       11   NTT Mobile Communications
            Network Inc.                           422,415
                                              ------------
                                                   805,452
                                              ------------
            TOTAL JAPAN                          8,711,870
                                              ------------
            NETHERLANDS (4.0%)
            BANKS (0.6%)
    4,687   ABN AMRO Holding NV*                   117,150
    4,431   ING Groep NV                           267,679
                                              ------------
                                                   384,829
                                              ------------
            BEVERAGES/ALCOHOLIC (0.2%)
    2,261   Heineken NV                            110,337
                                              ------------
            COMPUTER HARDWARE (0.1%)
      975   Getronics NV                            77,826
                                              ------------
            COMPUTER NETWORKING (0.3%)
    1,754   Equant NV*                             199,228
                                              ------------
            ELECTRONICS (0.7%)
    2,392   Koninklijke Philips Electronics
            NV                                     325,455
      705   STMicroelectronics NV                  108,570
                                              ------------
                                                   434,025
                                              ------------
            FINANCIAL (0.3%)
    5,222   Fortis NV                              188,152
                                              ------------
            FOODS (0.3%)
    1,868   Koninklijke Numico NV                   69,734
    2,100   Unilever NV                            114,319
                                              ------------
                                                   184,053
                                              ------------
            INSURANCE (0.1%)
      921   Aegon NV                                89,018
                                              ------------
            OIL & GAS (0.3%)
    3,481   Royal Dutch Petroleum Co.              213,482
                                              ------------

 56              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            PUBLISHING (0.2%)
    3,359   Wolters Kluwer NV                 $    113,748
                                              ------------
            RETAIL (0.2%)
    2,020   Laurus NV                               36,442
    2,019   Vendex KBB NV                           53,720
                                              ------------
                                                    90,162
                                              ------------
            SERVICES (0.1%)
    2,924   Vedior NV                               30,059
                                              ------------
            SHIPPING (0.0%)
        7   TNT Post Group NV                          201
                                              ------------
            TELECOMMUNICATIONS (0.6%)
    2,268   KPN NV                                 221,494
      876   United Pan-Europe Communications
            NV*                                    112,125
                                              ------------
                                                   333,619
                                              ------------
            TOTAL NETHERLANDS                    2,448,739
                                              ------------
            NEW ZEALAND (0.1%)
            CONSTRUCTION (0.0%)
    6,400   Fletcher Challenge Building              9,408
                                              ------------
            OIL & GAS (0.0%)
    3,700   Fletcher Challenge Energy                9,643
                                              ------------
            PAPER & FOREST PRODUCTS (0.0%)
   17,200   Fletcher Challenge Paper                12,014
                                              ------------
            TELECOMMUNICATIONS (0.1%)
    7,240   Telecom Corp. of New Zealand
            Ltd.                                    33,965
                                              ------------
            TOTAL NEW ZEALAND                       65,030
                                              ------------
            PORTUGAL (0.4%)
            BANKS (0.1%)
    4,000   Banco Comercial Portugues SA            22,213
    2,930   Banco Pinto & Sotto Mayor SA            62,840
                                              ------------
                                                    85,053
                                              ------------
            COMMUNICATION EQUIPMENT (0.1%)
    1,014   PT Multimedia-Servicos de
            Telecomunicacoes e Multimedia
            SGPS SA*                                57,710
                                              ------------
            PUBLISHING (0.1%)
    1,400   VNU NV                                  73,625
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            TELECOMMUNICATIONS (0.1%)
    3,505   Portugal Telecom SA               $     38,469
                                              ------------
            TOTAL PORTUGAL                         254,857
                                              ------------
            SINGAPORE (0.5%)
            BANKS (0.2%)
    6,141   DBS Group Holdings Ltd.                100,669
                                              ------------
            ELECTRONICS (0.1%)
    5,000   Venture Manufacturing
            (Singapore) Ltd.                        57,345
                                              ------------
            PUBLISHING/NEWSPAPER (0.1%)
    2,000   Singapore Press Holdings Ltd.           43,354
                                              ------------
            SHIPPING (0.1%)
   36,000   Neptune Orient Lines Ltd.*              48,206
                                              ------------
            TELECOMMUNICATIONS (0.0%)
   20,000   Singapore Telecommunications Ltd.       41,313
                                              ------------
            TOTAL SINGAPORE                        290,887
                                              ------------
            SPAIN (2.2%)
            BANKS/MAJOR REGIONAL (0.5%)
    5,666   Banco Bilbao Vizcaya SA                 80,746
   22,972   Banco Santander Central Hispano
            SA                                     260,232
                                              ------------
                                                   340,978
                                              ------------
            ELECTRIC COMPANIES (0.4%)
    8,423   Endesa SA                              167,321
    2,448   Union Electrica Fenosa SA               42,782
                                              ------------
                                                   210,103
                                              ------------
            OIL (0.2%)
    5,930   Repsol-YPF SA                          137,580
                                              ------------
            RETAIL (0.1%)
    1,446   Centros Comerciales Continente SA       29,001
                                              ------------
            TELECOMMUNICATIONS (1.0%)
    4,951   Indra Sistemas SA                       93,061
   19,780   Telefonica SA*                         494,395
                                              ------------
                                                   587,456
                                              ------------
            TOBACCO (0.0%)
    1,125   Altadis SA                              16,100
                                              ------------
            TOTAL SPAIN                          1,321,218
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               57

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            SWEDEN (1.6%)
            BANKS (0.0%)
      650   ForeningsSparbanken AB            $      9,564
                                              ------------
            BROADCASTING & TELEVISION (0.1%)
    1,155   Modern Times Group AB B Shares*         57,372
                                              ------------
            COMMUNICATION EQUIPMENT (1.2%)
   11,456   Telefonaktiebolaget LM Ericsson
            B Shares                               737,609
                                              ------------
            HOUSEHOLD PRODUCTS (0.1%)
    2,221   Electrolux AB Series B                  55,946
                                              ------------
            INSURANCE (0.1%)
    2,053   Skandia Forsakrings AB                  62,105
                                              ------------
            TRUCKS & PARTS (0.1%)
    2,445   Autoliv, Inc.                           71,661
                                              ------------
            TOTAL SWEDEN                           994,257
                                              ------------
            SWITZERLAND (3.6%)
            BANKS (0.4%)
      948   UBS AG                                 255,959
                                              ------------
            BUILDING MATERIALS (0.1%)
      120   Gerberit International AG*              41,065
                                              ------------
            CONSTRUCTION (0.1%)
       40   Holderbank Financier Glarus AG          54,753
                                              ------------
            ENGINEERING & CONSTRUCTION (0.2%)
      840   ABB Ltd.*                              102,533
                                              ------------
            FOODS (0.5%)
      170   Nestle SA                              311,371
                                              ------------
            HEALTHCARE (1.2%)
      196   Novartis AG                            287,736
       39   Roche Holding AG                       462,828
                                              ------------
                                                   750,564
                                              ------------
            INSURANCE (0.5%)
       97   Schweizerische
            Lebensversicherungs-und
            Rentenanstalt                           56,339
      434   Zurich Allied AG                       247,439
                                              ------------
                                                   303,778
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            SERVICES (0.0%)
       28   SGS Societe Generale
            Surveillance Holding SA*          $     35,690
                                              ------------
            TELECOMMUNICATIONS (0.4%)
      618   Swisscom AG                            249,901
                                              ------------
            TOBACCO (0.2%)
       44   Compagnie Financiere Richemont
            AG                                     104,986
                                              ------------
            TOTAL SWITZERLAND                    2,210,600
                                              ------------
            UNITED KINGDOM (10.6%)
            AEROSPACE/DEFENSE (0.1%)
   11,800   Bristish Aerospace PLC                  78,139
                                              ------------
            BANKS (1.6%)
    3,900   Barclays PLC                           112,246
   13,214   HSBC Holdings PLC                      184,181
   44,700   Lloyds TSB Group PLC                   559,150
    5,200   Royal Bank of Scotland Group PLC        92,216
                                              ------------
                                                   947,793
                                              ------------
            BEVERAGES/ALCOHOLIC (0.1%)
    6,500   Diageo PLC                              52,281
                                              ------------
            BROADCASTING & TELEVISION (0.3%)
   10,500   British Sky Broadcasting Group
            PLC                                    168,992
                                              ------------
            BUILDING MATERIALS (0.3%)
    7,100   Hanson PLC                              59,515
   13,400   Williams PLC                            60,977
    5,900   Wolseley PLC                            45,239
                                              ------------
                                                   165,731
                                              ------------
            CHEMICALS (0.1%)
    3,400   Reckitt Benckiser PLC                   31,877
                                              ------------
            COMMUNICATION EQUIPMENT (0.0%)
    2,100   Reuters Group PLC                       28,813
                                              ------------
            COMPUTER NETWORKING (0.1%)
      600   CMG PLC                                 44,160
    1,400   SEMA Group PLC                          25,189
                                              ------------
                                                    69,349
                                              ------------
            COMPUTER SOFTWARE & SERVICES (0.1%)
    4,000   The Sage Group PLC                      48,808
                                              ------------

 58              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            ELECTRIC COMPANIES (0.1%)
   12,388   National Power PLC                $     71,728
                                              ------------
            ELECTRONICS (0.2%)
      600   ARM Holdings PLC*                       40,478
   11,500   Racal Electronics PLC                  103,084
                                              ------------
                                                   143,562
                                              ------------
            FINANCIAL (0.1%)
   13,300   Woolwich PLC                            73,464
                                              ------------
            FOODS (0.8%)
    9,100   Cadbury Schweppes PLC                   54,968
   28,500   Compass Group PLC                      391,258
    8,749   Unilever PLC                            64,364
                                              ------------
                                                   510,590
                                              ------------
            GOLD & METALS MINING (0.1%)
   13,300   Billiton PLC                            78,459
                                              ------------
            HEALTHCARE (1.5%)
    4,800   AstraZeneca Group PLC                  199,084
   17,050   Glaxo Wellcome PLC                     481,905
   17,800   SmithKline Beecham PLC                 227,115
                                              ------------
                                                   908,104
                                              ------------
            INSURANCE (0.5%)
    5,200   Allied Zurich PLC                       61,267
    3,400   Norwich Union PLC                       25,178
    7,500   Prudential PLC                         147,782
   10,736   Royal & Sun Alliance Insurance
            Group PLC                               81,757
                                              ------------
                                                   315,984
                                              ------------
            INTERNET (0.1%)
    4,800   Thus PLC*                               30,312
                                              ------------
            MANUFACTURING (0.3%)
   33,000   Corus Group PLC                         85,810
   14,100   Glynwed International PLC               54,655
    3,600   TI Group PLC                            27,618
                                              ------------
                                                   168,083
                                              ------------
            OIL & GAS (1.3%)
   75,000   BP Amoco PLC                           754,050
    2,300   Enterprise Oil PLC                      15,602
                                              ------------
                                                   769,652
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            REAL ESTATE INVESTMENT/MANAGEMENT (0.1%)
    8,600   MEPC PLC                          $     64,588
                                              ------------
            RETAIL (0.5%)
    3,000   Dixons Group PLC                        72,147
    5,560   The Great Universal Stores PLC          32,507
    9,400   Kingfisher PLC                         104,300
   29,600   Tesco PLC                               89,997
                                              ------------
                                                   298,951
                                              ------------
            TELECOMMUNICATIONS (2.1%)
   12,000   British Telecommunications PLC         293,238
   14,100   Cable & Wireless PLC*                  238,888
    9,700   Marconi PLC                            171,626
  120,050   Vodafone Airtouch PLC                  594,766
                                              ------------
                                                 1,298,518
                                              ------------
            UTILITIES/POWER PRODUCERS (0.2%)
   18,300   Scottish Power PLC                     138,619
                                              ------------
            TOTAL UNITED KINGDOM                 6,462,397
                                              ------------
            UNITED STATES (40.8%)
            AEROSPACE/DEFENSE (0.8%)
    5,500   The Boeing Co.                         228,594
    2,300   Honeywell International, Inc.          132,681
    5,500   Lockheed Martin Corp.                  120,313
                                              ------------
                                                   481,588
                                              ------------
            AGRICULTURAL PRODUCTS (0.1%)
    2,000   Deere & Co.                             86,750
                                              ------------
            ALUMINUM (0.2%)
    1,500   Alcoa, Inc.                            124,500
                                              ------------
            BANKS (2.2%)
    2,231   Bank of America Corp.                  111,968
   11,600   First Union Corp.                      380,625
   12,000   Keycorp                                265,500
    8,400   U.S. Bancorp                           200,025
    8,250   Washington Mutual, Inc.                214,500
    3,800   Wells Fargo Co.                        153,663
                                              ------------
                                                 1,326,281
                                              ------------
            BEVERAGES/NON-ALCOHOLIC (0.5%)
    4,700   The Coca-Cola Co.                      273,775
    1,200   PepsiCo, Inc.                           42,300
                                              ------------
                                                   316,075
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               59

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            BIOTECHNOLOGY (1.2%)
    4,800   Amgen, Inc.*                      $    288,300
    8,900   Monsanto Co.                           317,063
    1,200   PE Corp.-PE Biosystems Group           144,375
                                              ------------
                                                   749,738
                                              ------------
            CHEMICALS (0.4%)
    6,300   Rohm and Haas Co.                      256,331
                                              ------------
            COMMUNICATION EQUIPMENT (0.6%)
    4,800   Lucent Technologies, Inc.              359,100
                                              ------------
            COMPUTER HARDWARE (1.8%)
    3,400   Apple Computer, Inc.*                  349,562
    4,100   Dell Computer Corp.*                   209,100
    2,000   International Business Machines
            Corp.                                  216,000
    4,200   Sun Microsystems, Inc.*                325,238
                                              ------------
                                                 1,099,900
                                              ------------
            COMPUTER SOFTWARE & SERVICES (6.5%)
    7,300   America Online, Inc.*                  550,694
    3,500   BMC Software, Inc.*                    279,781
    9,600   Cisco Systems, Inc.*                 1,028,400
   13,400   Microsoft Corp.*                     1,564,450
      800   RealNetworks, Inc.*                     96,250
    1,100   VeriSign, Inc.*                        210,031
      500   Yahoo!, Inc.*                          216,344
                                              ------------
                                                 3,945,950
                                              ------------
            CONSUMER FINANCE (0.6%)
    4,300   Fannie Mae                             268,481
    2,500   Freddie Mac                            117,656
                                              ------------
                                                   386,137
                                              ------------
            ELECTRIC COMPANIES (0.1%)
    2,700   Wisconsin Energy Corp.                  51,975
                                              ------------
            ELECTRICAL EQUIPMENT (1.4%)
    5,500   General Electric Co.                   851,125
                                              ------------
            ELECTRONICS (2.3%)
    2,400   Altera Corp.*                          118,950
    8,200   Intel Corp.                            674,963
    1,500   Motorola, Inc.                         220,875
    3,800   Texas Instruments, Inc.                368,125
                                              ------------
                                                 1,382,913
                                              ------------
            ENTERTAINMENT (0.4%)
    9,400   The Walt Disney Co.                    274,950
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            FINANCIAL/DIVERSIFIED (1.0%)
    4,720   The CIT Group, Inc.               $     99,710
    5,500   Citigroup, Inc.                        305,594
    1,400   The Goldman Sachs Group, Inc.          131,862
    2,700   TD Waterhouse Group, Inc.*              44,342
                                              ------------
                                                   581,508
                                              ------------
            GAMING & LOTTERY (0.3%)
   14,000   Mirage Resorts, Inc.*                  214,375
                                              ------------
            HARDWARE & TOOLS (0.2%)
    2,500   The Black & Decker Corp.               130,625
                                              ------------
            HEALTHCARE (3.2%)
    4,900   Alza Corp.*                            169,662
    4,100   American Home Products Corp.           161,694
    3,300   Bristol-Myers Squibb Co.               211,819
    7,900   Columbia/HCA Healthcare Corp.          231,569
    6,500   Eli Lilly & Co.                        432,250
    3,400   Forest Laboratories, Inc.*             208,888
    1,000   Guidant Corp.*                          47,000
    2,300   Medtronic, Inc.                         83,806
    4,500   Merck & Co., Inc.                      301,781
    1,000   Warner-Lambert Co.                      81,937
                                              ------------
                                                 1,930,406
                                              ------------
            HOUSEHOLD FURNISHING & APPLIANCES (0.1%)
      900   MediaOne Group, Inc.*                   69,131
                                              ------------
            INSURANCE (0.8%)
      700   Ambac Financial Group, Inc.             36,531
    1,650   American International Group,
            Inc.                                   178,406
    5,400   UnumProvident Corp.                    173,138
    1,800   XL Capital Ltd.                         93,375
                                              ------------
                                                   481,450
                                              ------------
            INSURANCE BROKERS (0.5%)
    6,000   MBIA, Inc.                             316,875
                                              ------------
            LEISURE PRODUCTS (0.5%)
   25,000   Mattel, Inc.                           328,125
                                              ------------
            MACHINERY (0.5%)
    2,300   Applied Materials, Inc.*               291,381
                                              ------------
            MANUFACTURING (0.6%)
    3,800   Cooper Industries, Inc.                153,663
    4,800   Tyco International Ltd.                186,600
                                              ------------
                                                   340,263
                                              ------------

 60              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            NATURAL GAS (0.3%)
    4,500   Enron Corp.                       $    199,688
                                              ------------
            OFFICE EQUIPMENT & SUPPLIES (0.2%)
    4,500   Xerox Corp.                            102,094
                                              ------------
            OIL & GAS (2.6%)
    5,700   Columbia Energy Group                  360,525
    2,700   Cooper Cameron Corp.*                  132,131
   11,957   Exxon Mobil Corp.                      963,286
    1,800   Royal Dutch Petroleum Co. - NY
            Shares                                 108,788
                                              ------------
                                                 1,564,730
                                              ------------
            PAPER & FOREST PRODUCTS (0.6%)
    1,700   International Paper Co.                 95,944
    3,700   Temple-Inland, Inc.                    243,969
                                              ------------
                                                   339,913
                                              ------------
            PERSONAL CARE PRODUCTS (1.1%)
    5,800   The Gillette Co.                       238,887
    4,100   The Procter & Gamble Co.               449,206
                                              ------------
                                                   688,093
                                              ------------
            PUBLISHING (0.5%)
    2,600   EMC Corp.*                             284,050
                                              ------------
            RAILROADS (0.3%)
    3,700   Union Pacific Corp.                    161,412
                                              ------------
            RESTAURANTS (0.3%)
    4,200   McDonald's Corp.                       169,313
                                              ------------
            RETAIL (2.8%)
    2,900   The Federated Department Stores*       146,631
    5,200   The Gap, Inc.                          239,200
    4,350   The Home Depot, Inc.                   298,247
    2,200   Jones Apparel Group, Inc.*              59,675
    7,300   The Kroger Co.*                        137,787
    2,500   Sears Roebuck & Co.                     76,094
   10,900   Wal-Mart Stores, Inc.                  753,463
                                              ------------
                                                 1,711,097
                                              ------------
            SERVICES (0.9%)
      400   DoubleClick, Inc.*                     101,225
    1,119   LHS Group, Inc.*                        27,969
    3,400   Oracle Corp.*                          381,012
    9,300   Service Corp. International             64,519
                                              ------------
                                                   574,725
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            TELECOMMUNICATIONS (3.5%)
    2,400   AT&T Corp.                        $    121,800
    3,600   CBS Corp.*                             230,175
    7,900   Global Crossing Ltd.*                  395,000
    4,000   GTE Corp.                              282,250
    3,500   Level 3 Communications, Inc.*          286,562
    5,700   MCI Worldcom, Inc.*                    302,456
    8,600   SBC Communications, Inc.               419,250
      600   Sprint Corp. (PCS Group)*               61,500
                                              ------------
                                                 2,098,993
                                              ------------
            TOBACCO (0.6%)
   15,100   Philip Morris Cos., Inc.               350,131
                                              ------------
            TRUCKS & PARTS (0.1%)
    2,600   Lear Corp.*                             83,200
                                              ------------
            UTILITIES/POWER PRODUCERS (0.0%)
    1,600   Northern States Power Co.               31,200
                                              ------------
            WASTE MANAGEMENT (0.2%)
    5,582   Waste Management, Inc.                  95,941
                                              ------------
            TOTAL UNITED STATES                 24,832,032
                                              ------------
            TOTAL COMMON STOCK
            (cost $50,688,440)                  58,714,928
                                              ------------
            PREFERRED STOCK (0.4%)
            AUSTRALIA (0.2%)
            BROADCASTING & TELEVISION (0.2%)
   16,410   The News Corp. Ltd.                    140,123
                                              ------------
            GERMANY (0.2%)
            AUTOMOBILES (0.1%)
      700   Volkswagen AG                           22,047
                                              ------------
            BROADCASTING & TELEVISION (0.1%)
    1,017   Prosieben Media AG                      57,912
                                              ------------
            TOTAL GERMANY                           79,959
                                              ------------
            TOTAL PREFERRED STOCK
            (cost $194,960)                        220,082
                                              ------------
            WARRANTS (0.1%)
            AUSTRALIA (0.1%)
    9,138   Telstra Corp. Ltd. Install
            Receipts, expiring 11/02/00
            (cost $27,895)                          32,108
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               61

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

---------------------------------------------------------
PRINCIPAL    SECURITY                           VALUE
---------------------------------------------------------
             REPURCHASE AGREEMENT (2.6%)
$1,604,000   Fifth Third Bank, 1.40%,
             01/03/00, Collateralized by
             $1,640,000 FHLMC Pool #G10813,
             7.00%, 12/01/11, market value
             $1,612,120
             (cost $1,604,000)               $  1,604,000
                                             ------------
             TOTAL INVESTMENTS
             (cost $52,515,295)              $ 60,462,330
                                             ============

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT VALUE   MARKET VALUE    APPRECIATION
CURRENCY PURCHASED:                 (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
-------------------              --------------   ------------   --------------   -------------
British Pounds                    $   337,692     $   336,982       $   (710)       02/23/00
Hong Kong Dollars                     643,128         642,901           (227)       02/23/00
Japanese Yen                          340,610         345,174          4,564        02/23/00
New Zealand Dollars                   209,959         214,934          4,975        02/23/00
Euro Dollars                        1,121,270       1,078,950        (42,320)       02/23/00
                                  -----------     -----------       --------
    TOTAL CURRENCY PURCHASED      $ 2,652,659     $ 2,618,941        (33,718)
                                  ===========     ===========       --------
CURRENCY SOLD:
-------------------------------
British Pounds                    $ 1,300,133     $ 1,298,671         (1,462)       02/23/00
Hong Kong Dollars                     592,246         592,209            (37)       02/23/00
Japanese Yen                        2,352,923       2,369,772         16,849        02/23/00
New Zealand Dollars                   241,837         244,075          2,238        02/23/00
Swiss Francs                          594,701         584,412        (10,289)       02/23/00
Euro Dollars                        2,303,300       2,249,412        (53,888)       02/23/00
                                  -----------     -----------       --------
    TOTAL CURRENCY SOLD           $ 7,385,140     $ 7,338,551        (46,589)
                                  ===========     ===========       --------
NET RECEIVABLE FOR FORWARD CURRENCY CONTRACTS PURCHASED AND
  SOLD                                                              $ 12,871
                                                                    ========

--------------------------------------------------------------------------------

 * Denotes a non-income producing security

(a) Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of market to market adjustment for passive foreign investment companies and the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $258,632.

The abbreviations in the above statement stand for the following:

      AB     Aktiebolag (Swedish stock company)
      AG     Aktiegesellschaft (Austrian, German, or Swiss stock company)
      A/S    Limited
      FHLMC  Federal Home Loan Mortgage Corporation
      NV     Naamloze Vennootschap (Dutch corporation)
      ORD    Ordinary Shares
      OYJ    Limited (Finnish)
      PLC    Public Limited Company (British or Irish)
      SA     Societe Anonyme (French or Swiss corporation)
      SA     Sociedad Anonima (Spanish or Portuguese corporation)
      SCA    Societe en Commandite par Action (French)
      SPA    Societa per Azioni (Italian corporation)
      VVPR   Verlaagde Voorheffing Precompte Reduit, - Coupon must be
             presented with the corresponding coupon of the ordinary
             share, to entitle the holder to reduction in withholding
             tax.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 62              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             COMMON STOCK (96.6%)
             AEROSPACE/DEFENSE (0.4%)
       800   Cordant Technologies, Inc.          $    26,400
     1,000   Litton Industries, Inc.*                 49,875
       200   Sequa Corp. Class A*                     10,788
                                                 -----------
                                                      87,063
                                                 -----------
             AGRICULTURAL PRODUCTS (0.2%)
     2,400   IMC Global, Inc.                         39,300
                                                 -----------
             AIR FREIGHT (0.1%)
     1,000   Airborne Freight Corp.                   22,000
                                                 -----------
             AIRLINES (0.1%)
       600   Alaska Air Group, Inc.*                  21,075
                                                 -----------
             AUTO PARTS & EQUIPMENT (0.6%)
       500   Arvin Industries, Inc.                   14,187
       500   Bandag, Inc.                             12,500
       600   Borg-Warner Automotive, Inc.             24,300
     1,600   Federal-Mogul Corp.                      32,200
     1,500   Meritor Automotive, Inc.                 29,063
       600   Superior Industries International,
             Inc.                                     16,088
                                                 -----------
                                                     128,338
                                                 -----------
             BANKS (6.5%)
     1,400   Associated Banc-Corp.                    47,950
     1,200   Astoria Financial Corp.                  36,525
       900   CCB Financial Corp.                      39,206
     4,500   Charter One Financial, Inc.              86,062
     1,000   City National Corp.                      32,938
     2,400   Compass Bancshares, Inc.                 53,550
     2,400   Dime Bancorp, Inc.                       36,300
     1,900   FirstMerit Corp.                         43,700
     4,200   First Security Corp.                    107,231
     2,800   First Tennessee National Corp.           79,800
     1,100   First Virginia Banks, Inc.               47,300
     2,300   GreenPoint Financial Corp.               54,769
     3,400   Hibernia Corp. Class A                   36,125
     1,000   Keystone Financial, Inc.                 21,063
     2,300   Marshall & Ilsley Corp.                 144,469
     1,500   Mercantile Bankshare Corp.               47,906
     2,800   North Fork Bancorporation, Inc.          49,000
     1,600   NOVA Corp.*                              50,500
     1,700   Pacific Century Financial Corp.          31,769
       900   Provident Financial Group, Inc.          32,288
     1,800   TCF Financial Corp.                      44,775
     1,000   Webster Financial Corp.                  23,562
       800   Westamerica Bancorporation               22,350
       700   Wilmington Trust Corp.                   33,774
     1,800   Zions Bancorporation                    106,537
                                                 -----------
                                                   1,309,449
                                                 -----------

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             BEVERAGES/NON-ALCOHOLIC (0.2%)
     2,900   Whitman Corp.                       $    38,969
                                                 -----------
             BIOTECHNOLOGY (1.4%)
     3,900   Chiron Corp.*                           165,263
       900   Millennium Pharmaceuticals, Inc.*       109,800
                                                 -----------
                                                     275,063
                                                 -----------
             BROADCASTING & TELEVISION (2.4%)
       700   Chris-Craft Industries, Inc.*            50,488
     1,200   Hispanic Broadcasting Corp.*            110,663
     2,200   Univision Communications, Inc.*         224,812
     1,200   Westwood One, Inc.*                      91,200
                                                 -----------
                                                     477,163
                                                 -----------
             BUILDING MATERIALS (0.8%)
     1,500   American Standard Cos., Inc.*            68,813
     1,000   Martin Marietta Materials, Inc.          41,000
     1,000   USG Corp.                                47,125
                                                 -----------
                                                     156,938
                                                 -----------
             CHEMICALS/SPECIALTY (1.8%)
       700   A. Schulman, Inc.                        11,419
     1,500   Airgas, Inc.*                            14,250
     1,000   Albemarle Corp.                          19,188
     1,400   Cabot Corp.                              28,525
     2,400   CK Witco Corp.                           32,100
       900   Cytec Industries, Inc.*                  20,813
     1,500   Ethyl Corp.                               5,906
       700   Ferro Corp.                              15,400
       700   Georgia Gulf Corp.                       21,306
       300   H.B. Fuller Co.                          16,781
     1,200   The Lubrizol Corp.                       37,050
     2,400   Lyondell Chemical Co.                    30,600
     1,000   M.A. Hanna Co.                           10,938
       400   Minerals Technologies, Inc.              16,025
     2,200   RPM, Inc./Ohio                           22,412
     2,300   Solutia, Inc.                            35,506
       700   Structural Dynamics Research Corp.*       8,925
       700   Wellman, Inc.                            13,037
                                                 -----------
                                                     360,181
                                                 -----------
             COMMUNICATION EQUIPMENT (0.2%)
       700   Polycom, Inc.*                           44,581
                                                 -----------
             COMPUTER SOFTWARE & SERVICES (12.6%)
     1,000   Affiliated Computer Services, Inc.*      46,000
     5,200   Cadence Design Systems, Inc.*           124,800
     1,300   Cambridge Technology Partners,
             Inc.*                                    34,125
     1,300   Electronic Arts, Inc.*                  109,200
     2,600   Fiserv, Inc.*                            99,613
     4,100   Intuit, Inc.*                           245,744
     1,500   Keane, Inc.*                             47,625

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               63

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             COMPUTER SOFTWARE & SERVICES (CONTINUED)
     1,800   Legato Systems, Inc.*               $   123,863
     3,000   Network Associates, Inc.*                80,062
       800   Policy Management Systems Corp.*         20,450
     1,900   Rational Software Corp.*                 93,337
     4,100   Siebel Systems, Inc.*                   344,400
     1,900   Sterling Commerce, Inc.*                 64,719
     1,800   Sterling Software, Inc.*                 56,700
       900   Sykes Enterprises, Inc.*                 39,487
     1,900   Symbol Technologies, Inc.               120,769
     1,500   Synopsys, Inc.*                         100,125
       700   Transaction Systems Architects,
             Inc. Class A*                            19,600
     5,500   VERITAS Software Corp.*                 787,187
                                                 -----------
                                                   2,557,806
                                                 -----------
             COMPUTERS/HARDWARE (1.5%)
     4,300   Informix Corp.*                          49,181
     1,400   Mentor Graphics Corp.*                   18,463
     2,100   NCR Corp.*                               79,538
     3,500   Quantum Corp. -- DLT & Storage
             Systems*                                 52,937
     2,100   Storage Technology Corp.*                38,719
     2,700   SunGard Data Systems, Inc.*              64,125
                                                 -----------
                                                     302,963
                                                 -----------
             CONGLOMERATE (0.1%)
     1,000   Ogden Corp.                              11,938
                                                 -----------
             CONSTRUCTION (0.3%)
     2,900   Clayton Homes, Inc.                      26,644
       600   Granite Construction, Inc.               11,062
       600   Jacobs Engineering Group, Inc.*          19,500
                                                 -----------
                                                      57,206
                                                 -----------
             CONSUMER FINANCE (0.8%)
     4,400   Concord EFS, Inc.*                      113,300
     2,300   National Commerce Bancorporation         52,181
                                                 -----------
                                                     165,481
                                                 -----------
             CONSUMER JEWELRY & GIFTS (0.7%)
     1,500   Tiffany & Co.                           133,875
                                                 -----------
             CONTAINERS & PACKAGES (0.2%)
     2,200   Sonoco Products Co.                      50,050
                                                 -----------
             DISTRIBUTORS (0.6%)
     2,000   Arrow Electronics, Inc.*                 50,750
       800   Dean Foods Co.                           31,800
     1,100   Tech Data Corp.*                         29,838
                                                 -----------
                                                     112,388
                                                 -----------

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             ELECTRIC COMPANIES (5.4%)
     2,300   Allegheny Energy, Inc.              $    61,956
     1,700   Alliant Energy Corp.                     46,750
       500   Black Hills Corp.                        11,094
     1,300   Calpine Corp.*                           83,200
       500   Cleco Corp.                              16,031
       700   CMP Group, Inc.                          19,294
     2,000   Conectiv, Inc.                           33,625
     3,400   DPL, Inc.                                58,863
     2,400   Energy East Corp.                        49,950
       700   Hawaiian Electric Industries, Inc.       20,213
       800   IDACORP, Inc.                            21,450
     1,500   Illinova Corp.                           52,125
     1,800   IPALCO Enterprises, Inc.                 30,712
     1,300   Kansas City Power & Light Co.            28,681
     2,800   LG&E Energy Corp.                        48,825
     1,300   MidAmerican Energy Holdings Co.          43,794
     1,600   Minnesota Power, Inc.                    27,100
     1,300   New England Electric System              67,275
     2,700   NiSource, Inc.                           48,262
     2,800   Northeast Utilities, Inc.                57,575
     1,700   OGE Energy Corp.                         32,300
     2,500   Potomac Electric Power Co.               57,344
     1,800   Puget Sound Energy, Inc.                 34,875
     1,800   Questar Corp.                            27,000
     1,700   Sierra Pacific Resources                 29,431
     2,000   UtiliCorp United, Inc.                   38,875
     2,500   Wisconsin Energy Corp.                   48,125
                                                 -----------
                                                   1,094,725
                                                 -----------
             ELECTRICAL EQUIPMENT (0.8%)
       700   AMETEK, Inc.                             13,344
     1,400   Hubbell, Inc. Class B                    38,150
     1,200   Sanmina Corp.*                          119,850
                                                 -----------
                                                     171,344
                                                 -----------
             ELECTRONICS (9.5%)
     4,200   Altera Corp.*                           208,163
     4,300   Atmel Corp.*                            127,119
       900   Avnet, Inc.                              54,450
     1,300   Cirrus Logic, Inc.*                      17,306
     2,300   Cypress Semiconductor Corp.*             74,463
     1,900   Jabil Circuit, Inc.*                    138,700
     3,300   Linear Technology Corp.                 236,156
     5,800   Maxim Integrated Products, Inc.*        273,687
     1,100   Microchip Technology, Inc.*              75,281
       800   Novellus Systems, Inc.*                  98,025
       800   QLogic Corp.*                           127,900
     1,500   SCI Systems, Inc.*                      123,281
     1,600   Sensormatic Electronics Corp.*           27,900
     2,700   TECO Energy, Inc.                        50,119
     1,800   Vishay Intertechnology, Inc.*            56,925

 64              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             ELECTRONICS (CONTINUED)
     3,300   Vitesse Semiconductor Corp.*        $   173,044
     1,300   Waters Corp.*                            68,900
                                                 -----------
                                                   1,931,419
                                                 -----------
             ENTERTAINMENT (0.5%)
     1,700   Premier Parks, Inc.*                     49,088
     1,100   International Speedway Corp. Class
             A                                        55,413
                                                 -----------
                                                     104,501
                                                 -----------
             FINANCIAL/DIVERSIFIED (1.6%)
     2,000   A.G. Edwards, Inc.                       64,125
     5,200   E*TRADE Group, Inc.*                    135,850
     1,300   The FINOVA Group, Inc.                   46,150
       700   Investment Technology Group              20,125
     1,200   Legg Mason, Inc.                         43,500
       500   NCO Group, Inc.*                         15,063
                                                 -----------
                                                     324,813
                                                 -----------
             FOODS (1.7%)
     1,200   Dole Food Co., Inc.                      19,500
       600   Dreyer's Grand Ice Cream, Inc.           10,200
     2,100   Flowers Industries, Inc.                 33,469
     1,500   Hormel Foods Corp.                       60,938
     2,000   IBP, Inc.                                36,000
       400   International Multifoods Corp.            5,300
     1,500   Interstate Bakeries Corp.                27,188
       600   The J.M. Smucker Co. Class A             11,700
       600   Lance, Inc.                               6,000
     1,500   McCormick & Co., Inc.                    44,625
       700   Suiza Foods Corp.*                       27,737
     2,200   U.S. Foodservice*                        36,850
     1,100   Universal Foods Corp.                    22,412
       800   Vlasic Foods International, Inc.*         4,550
                                                 -----------
                                                     346,469
                                                 -----------
             GAMING & LOTTERY (0.2%)
     1,900   International Game Technology            38,594
                                                 -----------
             HEALTHCARE (3.8%)
       500   Acuson Corp.*                             6,281
     1,100   Apria Healthcare Group, Inc.*            19,731
       600   Beckman Coulter, Inc.                    30,525
     2,100   Beverly Enterprises, Inc.*                9,188
     1,200   Covance, Inc.*                           12,975
       800   Express Scripts, Inc. Class A*           51,200
     1,000   First Health Group Corp.*                26,875
     2,500   Foundation Health Systems, Inc.*         24,844

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             HEALTHCARE (CONTINUED)
     5,400   Health Management Associates, Inc.
             Class A*                            $    72,225
     1,400   Hillenbrand Industries, Inc.             44,362
     1,100   Lincare Holdings, Inc.*                  38,156
     2,700   Mylan Laboratories, Inc.                 68,006
     1,700   Oxford Health Plans, Inc.*               21,569
       900   PacifiCare Health Systems, Inc.*         47,700
     1,500   Perrigo Co.*                             12,000
     1,500   Quorum Health Group, Inc.*               13,969
     1,400   STERIS Corp.*                            14,438
     2,100   Stryker Corp.                           146,211
     1,600   Total Renal Care Holdings, Inc.*         10,700
       800   Trigon Healthcare, Inc.*                 23,600
     1,400   VISX, Inc.*                              72,450
                                                 -----------
                                                     767,005
                                                 -----------
             HOTELS & LODGING (0.2%)
     1,900   Mandalay Resort Group*                   38,238
                                                 -----------
             HOUSEHOLD FURNISHING & APPLIANCES (0.6%)
     1,100   Furniture Brands International,
             Inc.*                                    24,200
     1,300   Mohawk Industries, Inc.*                 34,287
     2,800   Shaw Industries, Inc.                    43,225
     1,100   WestPoint Stevens, Inc.                  19,250
                                                 -----------
                                                     120,962
                                                 -----------
             HOUSEHOLD PRODUCTS (0.2%)
     1,000   Blyth Industries, Inc.*                  24,562
       800   Church & Dwight Co., Inc.                21,350
                                                 -----------
                                                      45,912
                                                 -----------
             INSURANCE (2.5%)
     1,200   Allmerica Financial Corp.                66,750
     1,500   Ambac Financial Group, Inc.              78,281
     1,200   American Financial Group, Inc.           31,650
     1,000   Everest Reinsurance Holdings, Inc.       22,313
       900   Horace Mann Educators Corp.              17,662
       600   HSB Group, Inc.                          20,288
     1,300   Ohio Casualty Corp.                      20,881
     2,600   Old Republic International Corp.         35,425
       900   The PMI Group, Inc.                      43,931
     1,400   Protective Life Corp.                    44,537
     1,900   ReliaStar Financial Corp.                74,456
     1,500   Unitrin, Inc.                            56,437
                                                 -----------
                                                     512,611
                                                 -----------
             IRON & STEEL (0.3%)
     2,200   AK Steel Holding Corp.                   41,525
       500   Oregon Steel Mills, Inc.                  3,969
     1,000   UCAR International, Inc.*                17,812
                                                 -----------
                                                      63,306
                                                 -----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               65

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             LEISURE PRODUCTS (0.3%)
     1,600   Callaway Golf Co.                   $    28,300
     1,200   Sotheby's Holdings, Inc. Class A         36,000
                                                 -----------
                                                      64,300
                                                 -----------
             MACHINERY/DIVERSIFIED (0.9%)
     1,300   AGCO Corp.                               17,469
       612   Albany International Corp. Class A*       9,486
       800   Flowserve Corp.                          13,600
       800   Imation Corp.*                           26,850
       600   Kennametal, Inc.                         20,175
       600   MagneTek, Inc.*                           4,612
       700   SPX Corp.*                               56,569
       600   Stewart & Stevenson Services, Inc.        7,106
       400   Tecumseh Products Co. Class A            18,875
                                                 -----------
                                                     174,742
                                                 -----------
             MANUFACTURING (2.1%)
       600   Carlisle Cos., Inc.                      21,600
       500   The Dexter Corp.                         19,875
     2,200   The Dial Corp.                           53,487
     1,000   Donaldson Co., Inc.                      24,062
     1,000   Federal Signal Corp.                     16,063
       700   GTECH Holdings Corp.*                    15,400
       900   Harsco Corp.                             28,575
     1,900   Integrated Device Technology, Inc.*      55,100
       900   Lancaster Colony Corp.                   29,812
     1,000   Mark IV Industries, Inc.                 17,688
       600   Modine Manufacturing Co.                 15,000
       100   NCH Corp.                                 4,456
       700   Newport News Shipbuilding, Inc.          19,250
     1,000   Olin Corp.                               19,812
     1,000   Pentair, Inc.                            38,500
       800   Teleflex, Inc.                           25,050
       800   Trinity Industries, Inc.                 22,750
                                                 -----------
                                                     426,480
                                                 -----------
             MEDICAL PRODUCTS (0.8%)
     1,100   DENTSPLY International, Inc.             25,988
       700   MiniMed, Inc.*                           51,275
     1,900   Omnicare, Inc.                           22,800
     1,400   PSS World Medical, Inc.*                 13,212
     2,200   Sybron International Corp.
             Wisconsin*                               54,312
                                                 -----------
                                                     167,587
                                                 -----------
             METAL FABRICATORS (0.2%)
       500   Carpenter Technology Corp.               13,719
       100   MAXXAM, Inc.*                             4,287
       500   Precision Castparts Corp.                13,125
       500   Ryerson Tull, Inc.                        9,719
                                                 -----------
                                                      40,850
                                                 -----------

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             METALS/MINING (0.3%)
       200   Cleveland-Cliffs, Inc.              $     6,225
       700   Kaydon Corp.                             18,769
       800   Southdown, Inc.                          41,300
                                                 -----------
                                                      66,294
                                                 -----------
             MOTORCYCLES (1.0%)
     3,200   Harley-Davidson, Inc.                   205,000
                                                 -----------
             NATURAL GAS (0.4%)
     2,400   Kinder Morgan, Inc.                      48,450
     1,000   Washington Gas Light Co.                 27,500
                                                 -----------
                                                      75,950
                                                 -----------
             OFFICE EQUIPMENT & SUPPLIES (0.7%)
     1,700   Harris Corp.                             45,369
     1,700   Herman Miller, Inc.                      39,100
     1,300   HON INDUSTRIES, Inc.                     28,519
       600   The Standard Register Co.                11,625
       900   Wallace Computer Services, Inc.          14,962
                                                 -----------
                                                     139,575
                                                 -----------
             OIL & GAS/PRODUCTION (5.7%)
     1,200   AGL Resources, Inc.                      20,400
     1,500   BJ Services Co.*                         62,719
     1,600   DQE, Inc.                                55,400
     1,800   Devon Energy Corp.                       59,175
     2,900   ENSCO International, Inc.                66,337
     3,700   Global Marine, Inc.*                     61,512
       600   Hanover Compressor Co.*                  22,650
     1,100   Helmerich & Payne, Inc.                  23,994
       600   Indiana Energy, Inc.                     10,650
     2,800   KeySpan Corp.                            64,925
     1,800   MCN Energy Group, Inc.                   42,750
     1,000   Murphy Oil Corp.                         57,375
     2,900   Nabors Industries, Inc.*                 89,719
       800   National Fuel Gas Co.                    37,200
     1,200   Noble Affiliates, Inc.                   25,725
     2,800   Noble Drilling Corp.*                    91,700
     3,500   Ocean Energy, Inc.*                      27,125
     1,700   Pennzoil-Quaker State Co.                17,319
     2,000   Pioneer Natural Resources Co.*           17,875
     3,900   Santa Fe Snyder Corp.*                   31,200
     1,000   Smith International, Inc.*               49,687
     1,200   Tidewater, Inc.                          43,200
     1,800   Ultramar Diamond Shamrock Corp.          40,838
     1,200   Valero Energy Corp.                      23,850
     1,300   Varco International, Inc.*               13,244
     2,300   Weatherford International, Inc.*         91,856
                                                 -----------
                                                   1,148,425
                                                 -----------

 66              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             PAPER & FOREST PRODUCTS (1.2%)
     1,100   Bowater, Inc.                       $    59,744
       400   Chesapeake Corp.                         12,200
     1,900   Consolidated Papers, Inc.                60,444
     1,800   Georgia-Pacific Corp. (Timber
             Group)                                   44,325
     1,100   Longview Fibre Co.                       15,675
       900   P.H. Glatfelter Co.                      13,106
       600   Rayonier, Inc.                           28,988
     1,100   Wausau-Mosinee Paper Corp.               12,856
                                                 -----------
                                                     247,338
                                                 -----------
             PHARMACEUTICALS (4.7%)
     2,800   Bergen Brunswig Corp. Class A            23,275
     3,200   Biogen, Inc.*                           270,400
     1,000   Carter-Wallace, Inc.                     17,938
     1,800   Forest Laboratories, Inc. Class A*      110,587
     1,800   Genzyme Corp. - General Division*        81,000
       900   Gilead Sciences, Inc.*                   48,712
     1,700   ICN Pharmaceuticals, Inc.                43,031
     2,200   IVAX Corp.*                              56,650
     1,400   MedImmune, Inc.*                        232,225
       700   Sepracor, Inc.*                          69,431
                                                 -----------
                                                     953,249
                                                 -----------
             PUBLISHING (1.4%)
       600   Banta Corp.                              13,538
       700   Houghton Mifflin Co.                     29,531
       900   Lee Enterprises, Inc.                    28,744
       400   Scholastic Corp.*                        24,875
     2,300   The Reader's Digest Association,
             Inc. Class A                             67,275
       200   The Washington Post Co. Class B         111,175
                                                 -----------
                                                     275,138
                                                 -----------
             REAL ESTATE INVESTMENT/MANAGEMENT (0.4%)
     6,500   Park Place Entertainment Corp.*          81,250
                                                 -----------
             RESTAURANTS (1.1%)
       800   Bob Evans Farms, Inc.                    12,350
     1,400   Brinker International, Inc.*             33,600
       900   Buffets, Inc.*                            9,000
     1,200   CBRL Group, Inc.                         11,644
       600   Lone Star Steakhouse & Saloon,
             Inc.*                                     5,353
     1,600   Outback Steakhouse, Inc.*                41,500
       600   Papa John's International, Inc.*         15,637
     3,900   Starbucks Corp.*                         94,575
                                                 -----------
                                                     223,659
                                                 -----------
             RETAIL (5.1%)
     2,200   Abercrombie & Fitch Co. Class A*         58,713
     1,000   American Eagle Outfitters, Inc.*         45,000

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             RETAIL (CONTINUED)
     1,500   Barnes & Noble, Inc.*               $    30,937
     1,600   BJ's Wholesale Club, Inc.*               58,400
     1,700   Borders Group, Inc.*                     27,306
       900   CDW Computer Centers, Inc.*              70,762
     1,100   Claire's Stores, Inc.                    24,612
     1,800   CompUSA, Inc.*                            9,225
     1,300   Dollar Tree Stores, Inc.*                62,969
     1,300   DST Systems, Inc.*                       99,206
     3,700   Family Dollar Stores, Inc.               60,356
       800   Fastenal Co.                             35,950
       900   Hannaford Bros. Co.                      62,381
     1,100   Heilig-Meyers Co.                         3,025
     2,600   Jones Apparel Group, Inc.*               70,525
       600   Lands' End, Inc.*                        20,850
       800   Micro Warehouse, Inc.*                   14,800
     1,000   The Neiman Marcus Group, Inc.*           27,938
     2,200   OfficeMax, Inc.*                         12,100
       700   Payless ShoeSource, Inc.*                32,901
     1,900   Ross Stores, Inc.                        34,081
     1,000   Ruddick Corp.                            15,500
     3,100   Saks, Inc.*                              48,244
     4,700   Sovereign Bancorp, Inc.                  35,030
     1,100   The Warnaco Group, Inc. Class A          13,544
     1,200   Williams-Sonoma, Inc.*                   55,200
                                                 -----------
                                                   1,029,555
                                                 -----------
             SERVICES (6.2%)
     1,200   ACNielsen Corp.*                         29,550
     1,800   Acxiom Corp.*                            43,200
     1,600   Apollo Group, Inc. Class A*              32,100
     1,200   CheckFree Holdings*                     125,400
     2,400   Cintas Corp.                            127,500
     3,300   Comdisco, Inc.                          122,925
     3,200   Convergys Corp.*                         98,400
     1,500   Devry, Inc.*                             27,938
     1,500   Diebold, Inc.                            35,250
     1,800   Gartner Group, Inc. Class B*             24,862
     1,000   GATX Corp.                               33,750
     1,500   Harte-Hanks, Inc.                        32,625
       800   Kelly Services, Inc.                     20,100
     1,600   Manpower, Inc.                           60,200
     1,900   Modis Professional Services, Inc.*       27,075
       800   Navigant Consulting, Inc.*                8,700
       300   Nordson Corp.                            14,475
     1,600   Olsten Corp.                             18,100
       900   Pittston Brink's Group                   19,800
     1,600   The Reynolds and Reynolds Co.
             Class A                                  36,000
     1,900   Robert Half International, Inc.*         54,269
       600   Rollins, Inc.                             9,000

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               67

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999 (CONTINUED)

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             SERVICES (CONTINUED)
     2,200   Stewart Enterprises, Inc. Class A   $    10,450
     1,100   Sylvan Learning Systems, Inc.*           14,300
     1,200   Symantec Corp.*                          70,350
     4,900   Tyson Foods, Inc. Class A                79,625
     2,000   Viad Corp.                               55,750
       800   York International Corp.                 21,951
                                                 -----------
                                                   1,253,645
                                                 -----------
             SHIPPING (0.2%)
       900   Alexander & Baldwin, Inc.                20,531
       700   Overseas Shipholding Group, Inc.         10,369
                                                 -----------
                                                      30,900
                                                 -----------
             TELECOMMUNICATIONS (2.3%)
     2,500   A.H. Belo Corp.                          47,656
       800   ADTRAN, Inc.*                            41,150
     4,600   BroadWing, Inc.*                        169,625
     1,100   COMSAT Corp.                             21,863
       600   Media General, Inc. Class A              31,200
     1,300   Telephone and Data Systems, Inc.        163,800
                                                 -----------
                                                     475,294
                                                 -----------
             TEXTILES/APPAREL (0.1%)
       900   Burlington Industries, Inc.*              3,600
     1,200   Unifi, Inc.*                             14,775
                                                 -----------
                                                      18,375
                                                 -----------
             TOBACCO (0.3%)
     2,300   R.J. Reynolds Tobacco Holdings,
             Inc.                                     40,537
       700   Universal Corp.                          15,969
                                                 -----------
                                                      56,506
                                                 -----------
             TRANSPORTATION (0.3%)
       500   Arnold Industries, Inc.                   7,031
     1,000   CNF Transportation, Inc.                 34,500
       700   J.B. Hunt Transport Services, Inc.        9,691
     1,100   Wisconsin Central Transportation
             Corp.*                                   14,781
                                                 -----------
                                                      66,003
                                                 -----------
             TRUCKS & PARTS (0.3%)
     1,400   Lear Corp.*                              44,800
     1,400   Swift Transportation Co., Inc.*          24,675
                                                 -----------
                                                      69,475
                                                 -----------

------------------------------------------------------------
  SHARES                  SECURITY                  VALUE
------------------------------------------------------------
             UTILITIES (1.8%)
     4,100   American Power Conversion Corp.*    $   108,137
     2,100   American Water Works Co., Inc.           44,625
     2,300   The Montana Power Co.                    82,944
     1,300   NSTAR                                    52,650
       900   Public Service Co. of New Mexico         14,625
     2,200   SCANA Corp.                              59,125
                                                 -----------
                                                     362,106
                                                 -----------
             TOTAL COMMON STOCK
             (cost $18,049,370)                   19,563,422
                                                 -----------

----------
  AMOUNT
----------
     8,000   S&P 400 Depositary Receipts (3.2%)  $   649,000
                                                 -----------

----------
PRINCIPAL
----------
             REPURCHASE AGREEMENT (0.6%)
$  126,000   Fifth Third Bank, 1.40%, 01/03/00,
             Collateralized by $130,000 FHLMC
             Gold Pool #G10813, 7.00%, 12/01/11,
             market value $127,790
             (cost $126,000)                         126,000
                                                 -----------
             TOTAL INVESTMENTS
             (cost $18,175,370)                  $20,338,422
                                                 ===========

------------------------------------------------------

 * Denotes a non-income producing security

Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $83,276.

The abbreviations in the above statement stand for the following:

  FHLMC  Federal Home Loan Mortgage Corp.
  REIT   Real Estate Investment Trust

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 68              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                               CAPITAL         GOVERNMENT         MONEY            SMALL
                                           TOTAL RETURN      APPRECIATION         BOND            MARKET          COMPANY
                                               FUND              FUND             FUND             FUND             FUND
                                          --------------    --------------    ------------    --------------    ------------
ASSETS
  Investments in securities, at value
    (cost $1,556,448,775; $827,233,256;
    $780,911,447; $2,128,050,245; and
    $367,601,084, respectively)           $2,406,369,546    $1,071,770,130    $748,176,498    $2,128,050,245    $530,330,160
  Repurchase agreements (cost
    $11,675,000; and $11,696,000,
    respectively)                                     --                --      11,675,000                --      11,696,000
                                          --------------    --------------    ------------    --------------    ------------
    Total investments                      2,406,369,546     1,071,770,130     759,851,498     2,128,050,245     542,026,160
  Cash                                                --               643             423                --          29,307
  Accrued interest and dividends
    receivable                                 2,413,314         1,205,548      10,577,470           361,702         182,824
  Withholding tax reclaim receivable             113,001                --              --                --         114,151
  Receivable for investment securities
    sold                                      40,908,231                --              --            97,931       2,237,686
  Deferred organization expenses                      --                --              --                --           1,340
  Other assets                                    11,443             5,872           3,355             6,228           1,825
                                          --------------    --------------    ------------    --------------    ------------
    Total assets                           2,449,815,535     1,072,982,193     770,432,746     2,128,516,106     544,593,293
                                          --------------    --------------    ------------    --------------    ------------
LIABILITIES
  Bank loan                                        1,307                --              --             1,906              --
  Payable for investment securities
    purchased                                 28,425,900         4,390,178              --                --       1,524,835
  Payable for translation of assets and
    liabilities in foreign currencies                 --                --              --                --           6,215
  Accrued investment management fees           1,202,829           548,919         326,129           646,242         400,837
  Accrued fund administration fees                90,262            44,716          32,613            74,746          25,567
  Accrued administrative servicing fees          324,063           143,172         103,603           261,874          64,199
  Other accrued expenses                          33,981            16,527          13,537            31,561          34,797
                                          --------------    --------------    ------------    --------------    ------------
        Total liabilities                     30,078,342         5,143,512         475,882         1,016,329       2,056,450
                                          --------------    --------------    ------------    --------------    ------------
NET ASSETS                                $2,419,737,193    $1,067,838,681    $769,956,864    $2,127,499,777    $542,536,843
                                          ==============    ==============    ============    ==============    ============
REPRESENTED BY:
  Capital                                 $1,541,285,720    $  823,301,807    $802,742,305    $2,127,492,429    $357,069,847
  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies        849,920,771       244,536,874     (32,734,949)               --     162,722,861
  Undistributed (distributions in excess
    of) net realized gain from
    investments and foreign currency
    transactions                              28,521,191                --         (50,492)            5,570      22,744,135
  Undistributed net investment income              9,511                --              --             1,778              --
                                          --------------    --------------    ------------    --------------    ------------
NET ASSETS                                $2,419,737,193    $1,067,838,681    $769,956,864    $2,127,499,777    $542,536,843
                                          ==============    ==============    ============    ==============    ============
Shares outstanding (unlimited number of
  shares authorized)                         128,671,208        41,541,048      71,327,302     2,127,495,705      24,524,686
                                          ==============    ==============    ============    ==============    ============
NET ASSET VALUE, offering and redemption
  price per share                         $        18.81    $        25.71    $      10.79    $         1.00    $      22.12
                                          ==============    ==============    ============    ==============    ============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               69

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                         DECEMBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                   STRATEGIC      STRATEGIC       EQUITY          HIGH
                                                      INCOME        GROWTH          VALUE         INCOME         INCOME
                                                       FUND          FUND           FUND           FUND         BOND FUND
                                                    ----------    -----------    -----------    -----------    -----------
ASSETS
  Investments in securities, at value (cost
    $8,487,055; $76,996,322; $17,445,044;
    $22,877,221; and $63,981,957, respectively)     $8,182,655    $92,997,375    $16,766,162    $28,152,877    $60,506,710
  Repurchase agreements (cost $202,000;
    $11,295,000; $484,000; $1,315,000; and
    $3,170,000, respectively)                          202,000     11,295,000        484,000      1,315,000      3,170,000
                                                    ----------    -----------    -----------    -----------    -----------
    Total investments                                8,384,655    104,292,375     17,250,162     29,467,877     63,676,710
  Cash                                                     766            233             36            485          2,563
  Accrued interest and dividends receivable            146,986         10,497         15,682         28,813      1,120,523
  Receivable for investment securities sold                 --      3,029,259             --             --             --
  Receivable from advisor                                  391             --             --             --             --
  Deferred organization expenses                         1,363          2,159          2,160          2,247          2,012
  Other assets                                               2             53             74             80            256
                                                    ----------    -----------    -----------    -----------    -----------
    Total assets                                     8,534,163    107,334,576     17,268,114     29,499,502     64,802,064
                                                    ----------    -----------    -----------    -----------    -----------
LIABILITIES
  Payable for investment securities purchased               --      8,174,977             --        288,500             --
  Payable for fund shares redeemed                          --             --             --             --          2,340
  Accrued investment management fees                        --         46,599          8,202         14,107         25,891
  Accrued fund administration fees                          --          4,913            969          1,655          3,804
  Accrued administrative servicing fees                    104         10,676          2,897          3,542          7,838
  Other accrued expenses                                 1,325          6,129          2,210          2,595          8,362
                                                    ----------    -----------    -----------    -----------    -----------
    Total liabilities                                    1,429      8,243,294         14,278        310,399         48,235
                                                    ----------    -----------    -----------    -----------    -----------
NET ASSETS                                          $8,532,734    $99,091,282    $17,253,836    $29,189,103    $64,753,829
                                                    ==========    ===========    ===========    ===========    ===========
REPRESENTED BY:
  Capital                                           $8,912,249    $74,776,512    $18,516,755    $24,383,584    $68,577,459
  Net unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                 (304,400)    16,001,053       (678,882)     5,275,656     (3,475,247)
  Undistributed (distributions in excess of) net
    realized gain (loss) from investments and
    foreign currency transactions                      (84,869)     8,313,717       (590,485)      (483,908)      (371,694)
  Undistributed net investment income                    9,754             --          6,448         13,771         23,311
                                                    ----------    -----------    -----------    -----------    -----------
NET ASSETS                                          $8,532,734    $99,091,282    $17,253,836    $29,189,103    $64,753,829
                                                    ==========    ===========    ===========    ===========    ===========
Shares outstanding (unlimited number of shares
  authorized)                                          889,085      4,848,953      1,832,739      2,156,908      6,799,139
                                                    ==========    ===========    ===========    ===========    ===========
NET ASSET VALUE, offering and redemption price per
  share                                             $     9.60    $     20.44    $      9.41    $     13.53    $      9.52
                                                    ==========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

 70              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                         DECEMBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MULTI        SMALL CAP     SELECT ADVISERS     GLOBAL        MID CAP
                                           BALANCED        SECTOR         VALUE          SMALL CAP        EQUITY         INDEX
                                             FUND        BOND FUND         FUND         GROWTH FUND        FUND          FUND*
                                          -----------   ------------   ------------   ---------------   -----------   -----------
ASSETS
  Investments in securities, at value
    (cost $75,843,955; $86,607,077;
    $126,493,909; $11,436,134;
    $50,911,295; and $18,049,370,
    respectively)                         $74,336,353    $84,962,588   $128,721,615     $16,357,405     $58,858,330   $20,212,422
  Repurchase agreements
    (cost $14,313,000; $810,000;
    $3,170,000; $3,535,000; $1,604,000;
    and $126,000, respectively)            14,313,000        810,000      3,170,000       3,535,000       1,604,000       126,000
                                          -----------   ------------   ------------     -----------     -----------   -----------
    Total investments                      88,649,353     85,772,588    131,891,615      19,892,405      60,462,330    20,338,422
  Cash                                            957          1,134            840           1,456             479           259
  Foreign currency at value (cost
    $366,107)                                      --             --             --              --         366,586            --
  Accrued interest and dividends
    receivable                                416,151      1,397,222         16,086           2,919          39,491        28,207
  Withholding tax reclaim receivable               --             --             --              --          20,765            --
  Receivable for investment securities
    sold                                           --             --         87,274          27,937          40,387        69,124
  Receivable for foreign currency
    contracts                                      --         22,206             --              --          12,871            --
  Receivable from advisor                          --             --             --              --              --        22,315
  Deferred organization expenses                2,012          2,012          2,012              --           2,159         2,012
  Other assets                                    252            220            239              --             139            55
                                          -----------   ------------   ------------     -----------     -----------   -----------
    Total assets                           89,068,725     87,195,382    131,998,066      19,924,717      60,945,207    20,460,394
                                          -----------   ------------   ------------     -----------     -----------   -----------
LIABILITIES
  Foreign currency at value (cost $156)            --            155             --              --              --            --
  Payable for fund shares redeemed                 --            865             --              --              --            --
  Payable for investment securities
    purchased                              10,856,470     14,273,594             --         367,626          59,979       137,009
  Payable for translation of assets and
    liabilities in foreign currencies              --          8,328             --              --             531            --
  Accrued investment management fees           34,943         29,476         24,985              --          13,916            --
  Accrued fund administration fees              4,704          4,314          7,433           4,644           3,371            --
  Accrued administrative servicing fees        10,482          9,597         16,341           1,082           6,669         1,920
  Other accrued expenses                        4,962          6,570         19,975          10,431          20,895        62,869
                                          -----------   ------------   ------------     -----------     -----------   -----------
    Total liabilities                      10,911,561     14,332,899         68,734         383,783         105,361       201,798
                                          -----------   ------------   ------------     -----------     -----------   -----------
NET ASSETS                                $78,157,164    $72,862,483   $131,929,332     $19,540,934     $60,839,846   $20,258,596
                                          ===========   ============   ============     ===========     ===========   ===========
REPRESENTED BY:
  Capital                                 $80,147,882    $75,909,841   $128,760,759     $13,710,525     $52,197,500   $17,845,160
  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies      (1,507,602)    (1,630,610)     2,227,706       4,921,271       7,959,854     2,163,052
  Undistributed net realized gain (loss)
    from investments and foreign
    currency transactions                    (530,895)    (1,438,821)       940,867         909,138         709,093       224,375
  Undistributed (distributions in excess
    of) net investment income                  47,779         22,073             --              --         (26,601)       26,009
                                          -----------   ------------   ------------     -----------     -----------   -----------
NET ASSETS                                $78,157,164    $72,862,483   $131,929,332     $19,540,934     $60,839,846   $20,258,596
                                          ===========   ============   ============     ===========     ===========   ===========
  Shares outstanding (unlimited number
    of shares authorized)                   7,579,763      7,775,216     13,566,630         992,360       4,380,239     1,644,758
                                          ===========   ============   ============     ===========     ===========   ===========
  NET ASSET VALUE, offering and
    redemption price per share            $     10.31          $9.37   $       9.72     $     19.69     $     13.89   $     12.32
                                          ===========   ============   ============     ===========     ===========   ===========

* Name change from Nationwide Select Advisers Mid Cap Fund as of September 27, 1999.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               71

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                   TOTAL         CAPITAL       GOVERNMENT       MONEY         SMALL
                                   RETURN      APPRECIATION       BOND         MARKET        COMPANY
                                    FUND           FUND           FUND          FUND           FUND
                                ------------   ------------   ------------   -----------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                      $  2,053,600   $  2,134,395   $ 46,867,080   $92,791,568   $  1,176,461
  Dividends                       31,196,524     12,864,970             --            --      2,816,351
  Less foreign tax withheld         (241,126)            --             --            --       (129,735)
                                ------------   ------------   ------------   -----------   ------------
     Total income                 33,008,998     14,999,365     46,867,080    92,791,568      3,863,077
                                ------------   ------------   ------------   -----------   ------------
EXPENSES:
  Investment management fees      14,084,011      6,579,545      3,867,960     6,844,464      3,805,726
  Fund administration fees         1,068,669        539,831        386,796       799,936         88,960
  Administrative servicing
     fees                          1,853,067        851,943        593,831     1,480,469        313,019
  Transfer and dividend
     disbursing agent fees           242,137        109,943         77,359       175,087         38,947
  Professional services               41,882         23,000         12,938        28,136         20,032
  Custodian fees                      62,555         50,000         28,981        76,215         85,211
  Trustees' fees and expenses         24,599         10,850          7,600        15,480          3,833
  Other                               77,568         32,174         28,885        49,639        127,296
                                ------------   ------------   ------------   -----------   ------------
     Total expenses               17,454,488      8,197,286      5,004,350     9,469,426      4,483,024
                                ------------   ------------   ------------   -----------   ------------
NET INVESTMENT INCOME (LOSS)      15,554,510      6,802,079     41,862,730    83,322,142       (619,947)
                                ------------   ------------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY:
  Net realized gain on
     investments and foreign
     currency transactions       117,359,335     62,469,302      1,408,560        11,260     64,557,108
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and
     translation of assets and
     liabilities in foreign
     currencies                   26,138,759    (26,820,996)   (61,093,491)           --     95,484,781
                                ------------   ------------   ------------   -----------   ------------
  Net realized and unrealized
     gain (loss) on
     investments and
     translation of assets and
     liabilities in foreign
     currencies                  143,498,094     35,648,306    (59,684,931)       11,260    160,041,889
                                ------------   ------------   ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $159,052,604   $ 42,450,385   $(17,822,201)  $83,333,402   $159,421,942
                                ============   ============   ============   ===========   ============

See accompanying notes to financial statements.

 72              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      STRATEGIC    STRATEGIC      EQUITY        HIGH
                                          INCOME       GROWTH        VALUE        INCOME       INCOME
                                           FUND         FUND          FUND         FUND      BOND FUND
                                         ---------   -----------   ----------   ----------   ----------
INVESTMENT INCOME:
INCOME:
  Interest                               $ 372,900   $   223,547   $   30,484   $ (147,778)  $4,976,387
  Dividends                                     --        46,113      270,070      437,557      122,738
  Less foreign tax withheld                     --            --       (5,011)        (260)          --
                                         ---------   -----------   ----------   ----------   ----------
     Total income                          372,900       269,660      295,543      289,519    5,099,125
                                         ---------   -----------   ----------   ----------   ----------
EXPENSES:
  Investment management fees                30,917       283,917      141,605      168,361      417,758
  Fund administration fees                   4,809        22,082       11,014       14,732       36,554
  Administrative servicing fees                330        35,743       12,323       17,820       40,553
  Transfer and dividend disbursing
     agent fees                                687         3,155        1,573        2,105        5,222
  Professional services                      9,013         9,192        9,062        9,242       10,843
  Custodian fees                             4,710        25,800       10,000        7,510        7,559
  Trustees' fees and expenses                  113           200          159          195          476
  Pricing                                    2,200         4,100        1,300        3,920       69,300
  Other                                      8,504         4,150        4,985        5,003       12,129
                                         ---------   -----------   ----------   ----------   ----------
     Total expenses before waived
       expenses                             61,283       388,339      192,021      228,888      600,394
       Less waived                          (9,754)      (72,875)     (34,683)     (28,960)    (104,310)
                                         ---------   -----------   ----------   ----------   ----------
  Net expenses                              51,529       315,464      157,338      199,928      496,084
                                         ---------   -----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)               321,371       (45,804)     138,205       89,591    4,603,041
                                         ---------   -----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign currency
     transactions                          (83,927)   14,235,988     (314,602)    (483,477)    (371,694)
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and
     liabilities in foreign currencies    (364,806)   14,036,084     (364,449)   4,232,943   (2,803,976)
                                         ---------   -----------   ----------   ----------   ----------
  Net realized and unrealized gain
     (loss) on investments and
     translation of assets and
     liabilities in foreign currencies    (448,733)   28,272,072     (679,051)   3,749,466   (3,175,670)
                                         ---------   -----------   ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $(127,362)  $28,226,268   $ (540,846)  $3,839,057   $1,427,371
                                         =========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               73

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                SELECT
                                                    MULTI       SMALL CAP      ADVISERS       GLOBAL      MID CAP
                                     BALANCED      SECTOR         VALUE       SMALL CAP       EQUITY       INDEX
                                       FUND       BOND FUND       FUND       GROWTH FUND*      FUND        FUND**
                                    ----------   -----------   -----------   ------------   ----------   ----------
INVESTMENT INCOME:
INCOME:
  Interest                          $2,212,592   $ 4,192,105   $   158,433    $   37,620    $   61,486   $  108,564
  Dividends                            650,320            --       576,641         7,761       525,036       99,626
  Less foreign tax withheld             (4,146)         (413)           --            --       (35,341)        (155)
                                    ----------   -----------   -----------    ----------    ----------   ----------
    Total income                     2,858,766     4,191,692       735,074        45,381       551,181      208,035
                                    ----------   -----------   -----------    ----------    ----------   ----------
EXPENSES:
  Investment management fees           469,490       396,644       863,009        47,647       365,994      123,869
  Fund administration fees              43,819        37,020        67,123        49,932        25,620        9,880
  Administrative servicing fees         54,835        47,447        98,972         2,449        30,651        9,447
  Transfer and dividend disbursing
    agent fees                           6,260         5,288         9,589           433         3,660        1,411
  Professional services                 11,393        10,892        12,292         8,175         9,893        8,942
  Custodian fees                        10,554        23,196       150,504        30,000       110,000       30,000
  Trustees' fees and expenses              521           474           625            20           275          125
  Other                                 24,172        19,943        20,297         8,693        19,190       62,226
                                    ----------   -----------   -----------    ----------    ----------   ----------
    Total expenses before waived
      expenses                         621,044       540,904     1,222,411       147,349       565,283      245,900
    Less waived                        (57,656)      (64,933)     (215,567)      (91,040)     (126,090)    (100,860)
                                    ----------   -----------   -----------    ----------    ----------   ----------
    Net expenses                       563,388       475,971     1,006,844        56,309       439,193      145,040
                                    ----------   -----------   -----------    ----------    ----------   ----------
NET INVESTMENT INCOME (LOSS)         2,295,378     3,715,721      (271,770)      (10,928)      111,988       62,995
                                    ----------   -----------   -----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY:
  Net realized gain (loss) on
    investments and foreign
    currency transactions             (455,966)   (1,282,937)   22,619,690     1,633,550     2,610,483    1,739,863
  Net change in unrealized
    appreciation (depreciation) on
    investments and translation of
    assets and liabilities in
    foreign currencies              (1,965,360)   (1,183,151)     (203,224)    4,921,271     6,071,877    1,207,561
                                    ----------   -----------   -----------    ----------    ----------   ----------
  Net realized and unrealized gain
    (loss) on investments and
    translation of assets and
    liabilities in foreign
    currencies                      (2,421,326)   (2,466,088)   22,416,466     6,554,821     8,682,360    2,947,424
                                    ----------   -----------   -----------    ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS  $ (125,948)  $ 1,249,633   $22,144,696    $6,543,893    $8,794,348   $3,010,419
                                    ==========   ===========   ===========    ==========    ==========   ==========

------------------------------------------------------
* For the period May 1, 1999 (commencement of operations) through December 31, 1999.

** Name change from Nationwide Select Advisers Mid Cap Fund as of September 27,
   1999.

See accompanying notes to financial statements.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         TOTAL RETURN FUND             CAPITAL APPRECIATION FUND
                                                  -------------------------------   -------------------------------
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       1999             1998             1999             1998
                                                  --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                           $   15,554,510   $   22,351,182   $    6,802,079   $    6,103,365
  Net realized gain on investments                   117,359,335       92,340,059       62,469,302       29,468,870
  Net change in unrealized appreciation
    (depreciation) on investments                     26,138,759      229,135,943      (26,820,996)     151,259,411
                                                  --------------   --------------   --------------   --------------
    Net increase in net assets resulting from
      operations                                     159,052,604      343,827,184       42,450,385      186,831,646
                                                  --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (15,661,031)     (22,235,150)      (6,893,619)      (6,096,443)
  Net realized gain on investments                   (89,929,742)     (91,248,461)     (62,441,907)     (29,468,823)
  Tax return of capital                                       --               --       (7,645,722)              --
                                                  --------------   --------------   --------------   --------------
    Decrease in net assets from distributions to
      shareholders                                  (105,590,773)    (113,483,611)     (76,981,248)     (35,565,266)
                                                  --------------   --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                   326,423,709      443,044,539      309,393,064      613,765,090
  Net asset value of shares issued to
    shareholders from reinvestment of dividends
    and capital gains                                105,590,773      113,483,611       76,981,248       35,565,266
  Cost of shares redeemed                           (409,176,547)    (292,674,987)    (348,502,305)    (217,836,841)
                                                  --------------   --------------   --------------   --------------
    Net increase in net assets from capital
      share transactions                              22,837,935      263,853,163       37,872,007      431,493,515
                                                  --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS                            76,299,766      494,196,736        3,341,144      582,759,895
NET ASSETS -- BEGINNING OF PERIOD                  2,343,437,427    1,849,240,691    1,064,497,537      481,737,642
                                                  --------------   --------------   --------------   --------------
NET ASSETS -- END OF PERIOD                       $2,419,737,193   $2,343,437,427   $1,067,838,681   $1,064,497,537
                                                  ==============   ==============   ==============   ==============
Accumulated undistributed net realized gain on
  investments included in net assets at end of
  period                                          $   28,521,191   $    1,091,598   $           --   $           --
                                                  ==============   ==============   ==============   ==============
Accumulated undistributed net investment income
  included in net assets at end of period         $        9,511   $      116,032   $           --   $       64,147
                                                  ==============   ==============   ==============   ==============
SHARE ACTIVITY:
  Shares sold                                         17,024,853       24,651,367       11,259,729       25,289,094
  Shares issued to shareholders from
    reinvestment of dividends and capital gains        5,714,178        6,174,939        3,046,984        1,359,703
  Shares redeemed                                    (21,401,235)     (16,409,758)     (12,802,699)      (9,324,309)
                                                  --------------   --------------   --------------   --------------
Net increase in number of shares                       1,337,796       14,416,548        1,504,014       17,324,488
                                                  ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               75

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                       GOVERNMENT BOND FUND                MONEY MARKET FUND
                                                  -------------------------------   -------------------------------
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       1999             1998             1999             1998
                                                  --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                           $   41,862,730   $   33,682,238   $   83,322,142   $   65,635,111
  Net realized gain on investments                     1,408,560        4,634,742           11,260              852
  Net change in unrealized appreciation
    (depreciation) on investments                    (61,093,491)      10,665,319               --               --
                                                  --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets
      resulting from operations                      (17,822,201)      48,982,299       83,333,402       65,635,963
                                                  --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (42,012,244)     (33,604,343)     (83,322,142)     (65,635,111)
  Net realized gain on investments                    (1,412,380)      (3,644,328)              --               --
  In excess of net realized gain on investments          (50,492)              --               --               --
                                                  --------------   --------------   --------------   --------------
    Decrease in net assets from distributions to
      shareholders                                   (43,475,116)     (37,248,671)     (83,322,142)     (65,635,111)
                                                  --------------   --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                   306,089,242      548,204,907    6,730,305,796    4,243,038,350
  Net asset value of shares issued to
    shareholders from reinvestment of dividends
    and capital gains                                 43,475,116       37,248,671       83,322,142       65,635,111
  Cost of shares redeemed                           (280,206,820)    (310,682,957)  (6,059,473,491)  (3,928,937,007)
                                                  --------------   --------------   --------------   --------------
  Net increase in net assets derived from
    capital share transactions                        69,357,538      274,770,621      754,154,447      379,736,454
                                                  --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS                             8,060,221      286,504,249      754,165,707      379,737,306
NET ASSETS -- BEGINNING OF PERIOD                    761,896,643      475,392,394    1,373,334,070      993,596,764
                                                  --------------   --------------   --------------   --------------
NET ASSETS -- END OF PERIOD                       $  769,956,864   $  761,896,643   $2,127,499,777   $1,373,334,070
                                                  ==============   ==============   ==============   ==============
  Accumulated undistributed (distributions in
    excess of) net realized gain (loss) on
    investments included in net assets at end of
    period                                        $      (50,492)  $           --   $        5,570   $       (5,690)
                                                  ==============   ==============   ==============   ==============
  Accumulated undistributed net investment
    income included in net assets at end of
    period                                        $           --   $      153,334   $        1,778   $        1,778
                                                  ==============   ==============   ==============   ==============
SHARE ACTIVITY:
  Shares sold                                         27,120,299       46,658,183    6,730,305,797    4,243,038,351
  Shares issued to shareholders from
    reinvestment of dividends and capital gains        3,932,706        3,206,752       83,322,142       65,635,111
  Shares redeemed                                    (24,902,794)     (26,473,673)  (6,059,473,491)  (3,928,937,007)
                                                  --------------   --------------   --------------   --------------
Net increase in number of shares                       6,150,211       23,391,262      754,154,448      379,736,455
                                                  ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

 76              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                       SMALL COMPANY FUND                     INCOME FUND
                                                 -------------------------------   ---------------------------------
                                                                                                      PERIOD FROM
                                                                                                    JANUARY 20, 1998
                                                                                                     (COMMENCEMENT
                                                                                                     OF OPERATIONS)
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                      1999             1998             1999              1998
                                                 --------------   --------------   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                   $     (619,947)  $      751,620   $      321,371    $      145,241
  Net realized gain (loss) on investments and
    foreign currency transactions                    64,557,108      (19,423,353)         (83,927)           25,268
  Reimbursement from investment advisers for
    loss on sale of security                                 --          100,456               --                --
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies                               95,484,781       25,976,273         (364,806)           60,406
                                                 --------------   --------------   --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations                     159,421,942        7,404,996         (127,362)          230,915
                                                 --------------   --------------   --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      --               --         (311,674)         (145,184)
  Net realized gain on investments and foreign
    currency transactions                           (21,327,194)              --           (9,576)          (16,634)
                                                 --------------   --------------   --------------    --------------
    Decrease in net assets from distributions
      to shareholders                               (21,327,194)              --         (321,250)         (161,818)
                                                 --------------   --------------   --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                  414,442,782      355,580,178        5,898,374         5,688,494
  Net asset value of shares issued to
    shareholders from reinvestment of dividends
    and capital gains                                21,327,194               --          321,250           161,818
  Cost of shares redeemed                          (437,896,385)    (300,224,471)      (2,202,672)         (955,015)
                                                 --------------   --------------   --------------    --------------
    Net increase (decrease) in net assets from
      capital share transactions                     (2,126,409)      55,355,707        4,016,952         4,895,297
                                                 --------------   --------------   --------------    --------------
NET INCREASE IN NET ASSETS                          135,968,339       62,760,703        3,568,340         4,964,394
NET ASSETS -- BEGINNING OF PERIOD                   406,568,504      343,807,801        4,964,394                --
                                                 --------------   --------------   --------------    --------------
NET ASSETS -- END OF PERIOD                      $  542,536,843   $  406,568,504   $    8,532,734    $    4,964,394
                                                 ==============   ==============   ==============    ==============
Accumulated undistributed net realized gain
  (loss) on investments included in net assets
  at end of period                               $   22,744,135   $  (19,865,832)  $      (84,869)   $        8,634
                                                 ==============   ==============   ==============    ==============
Accumulated undistributed net investment income
  included in net assets at end of period        $           --   $           --   $        9,754    $           57
                                                 ==============   ==============   ==============    ==============
SHARE ACTIVITY:
  Shares sold                                        23,884,118       22,829,269          593,562           561,833
  Shares issued to shareholders from
    reinvestment of dividends and capital gains       1,015,581               --           32,912            15,878
  Shares redeemed                                   (25,772,992)     (19,118,277)        (221,627)          (93,473)
                                                 --------------   --------------   --------------    --------------
Net increase (decrease) in number of shares            (873,293)       3,710,992          404,847           484,238
                                                 ==============   ==============   ==============    ==============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               77

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                            STRATEGIC GROWTH FUND         STRATEGIC VALUE FUND
                                                         ---------------------------   ---------------------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             1999           1998           1999           1998
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                           $   (45,804)   $    (2,223)   $   138,205    $    72,873
  Net realized gain (loss) on investments and foreign
    currency transactions                                 14,235,988       (877,555)      (314,602)       237,609
  Net change in unrealized appreciation (depreciation)
    on investments and translation of assets and
    liabilities in foreign currencies                     14,036,084      1,909,298       (364,449)      (351,850)
                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets resulting
      from operations                                     28,226,268      1,029,520       (540,846)       (41,368)
                                                         -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           --             --       (132,000)       (72,214)
  Net realized gain on investments and foreign currency
    transactions                                          (4,972,472)            --       (219,440)            --
  Distributions in excess of realized gains on
    investments and foreign currency transactions                 --             --       (276,132)            --
                                                         -----------    -----------    -----------    -----------
  Decrease in net assets from distributions to
    shareholders                                          (4,972,472)            --       (627,572)       (72,214)
                                                         -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        73,161,266      8,596,092      8,445,323     15,365,312
  Net asset value of shares issued to shareholders from
    reinvestment of dividends and capital gains            4,972,472             --        627,572         72,214
  Cost of shares redeemed                                (12,638,597)      (630,009)    (5,929,989)    (1,513,455)
                                                         -----------    -----------    -----------    -----------
    Net increase in net assets derived from capital
      share transactions                                  65,495,141      7,966,083      3,142,906     13,924,071
                                                         -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS                                88,748,937      8,995,603      1,974,488     13,810,489
NET ASSETS -- BEGINNING OF PERIOD                         10,342,345      1,346,742     15,279,348      1,468,859
                                                         -----------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD                              $99,091,282    $10,342,345    $17,253,836    $15,279,348
                                                         ===========    ===========    ===========    ===========
Accumulated (distributions in excess of) undistributed
  net realized gain (loss) on investments included in
  net assets at end of period                            $ 8,313,717    $  (903,995)   $  (590,485)   $   219,440
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed net investment income
  included in net assets at end of period                $        --    $        --    $     6,448    $       492
                                                         ===========    ===========    ===========    ===========
SHARE ACTIVITY:
  Shares sold                                              4,529,147        811,692        845,843      1,515,885
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                              256,578             --         67,344          7,636
  Shares redeemed                                           (820,640)       (59,749)      (590,261)      (158,421)
                                                         -----------    -----------    -----------    -----------
Net increase in number of shares                           3,965,085        751,943        322,926      1,365,100
                                                         ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

 78              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                             EQUITY INCOME FUND           HIGH INCOME BOND FUND
                                                         ---------------------------   ---------------------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             1999           1998           1999           1998
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $    89,591    $    87,774    $ 4,603,041    $ 1,565,586
  Net realized gain (loss) on investments                   (483,477)       176,392       (371,694)        25,659
  Net change in unrealized appreciation (depreciation)
    on investments                                         4,232,943      1,005,780     (2,803,976)      (733,560)
                                                         -----------    -----------    -----------    -----------
    Net increase in net assets resulting from
      operations                                           3,839,057      1,269,946      1,427,371        857,685
                                                         -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (77,682)       (86,098)    (4,592,749)    (1,552,904)
  Net realized gain on investments                           (11,653)      (152,474)       (24,373)            --
                                                         -----------    -----------    -----------    -----------
  Decrease in net assets from distributions to
    shareholders                                             (89,335)      (238,572)    (4,617,122)    (1,552,904)
                                                         -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        12,153,340     11,702,943     49,566,341     31,623,680
  Net asset value of shares issued to shareholders from
    reinvestment of dividends and capital gains               89,336        238,572      4,617,122      1,552,904
  Cost of shares redeemed                                   (997,765)      (388,186)   (22,870,077)    (1,880,219)
                                                         -----------    -----------    -----------    -----------
    Net increase in net assets from capital share
      transactions                                        11,244,911     11,553,329     31,313,386     31,296,365
                                                         -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS                                14,994,633     12,584,703     28,123,635     30,601,146
NET ASSETS -- BEGINNING OF PERIOD                         14,194,470      1,609,767     36,630,194      6,029,048
                                                         -----------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD                              $29,189,103    $14,194,470    $64,753,829    $36,630,194
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period    $  (483,908)   $    11,269    $  (371,694)   $    24,130
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed net investment income
  included in net assets at end of period                $    13,771    $     1,815    $    23,311    $    13,262
                                                         ===========    ===========    ===========    ===========
SHARE ACTIVITY:
  Shares sold                                                993,131      1,095,133      4,968,321      3,084,813
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                                7,309         21,107        475,151        154,117
  Shares redeemed                                            (80,630)       (37,651)    (2,292,101)      (186,624)
                                                         -----------    -----------    -----------    -----------
Net increase in number of shares                             919,810      1,078,589      3,151,371      3,052,306
                                                         ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               79

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                                BALANCED FUND            MULTI SECTOR BOND FUND
                                                         ---------------------------   ---------------------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             1999           1998           1999           1998
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $ 2,295,378    $   730,509    $ 3,715,721    $ 1,237,102
  Net realized gain (loss) on investments and foreign
    currency transactions                                   (455,966)        58,258     (1,282,937)      (300,733)
  Net change in unrealized appreciation (depreciation)
    on investments and translation of assets and
    liabilities in foreign currencies                     (1,965,360)       442,998     (1,183,151)      (450,479)
                                                         -----------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
         from operations                                    (125,948)     1,231,765      1,249,633        485,890
                                                         -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                 (2,254,410)      (723,997)    (3,540,626)    (1,212,959)
    Net realized gain on investments and foreign
      currency transactions                                  (11,532)      (121,655)            --        (33,220)
    Tax return of capital                                         --             --             --        (15,516)
                                                         -----------    -----------    -----------    -----------
    Decrease in net assets from distributions to
      shareholders                                        (2,265,942)      (845,652)    (3,540,626)    (1,261,695)
                                                         -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        43,114,270     38,262,809     40,791,159     35,590,690
  Net asset value of shares issued to shareholders from
    reinvestment of dividends and capital gains            2,265,941        845,652      3,540,626      1,261,695
  Cost of shares redeemed                                 (5,716,185)      (495,698)    (6,143,188)    (1,143,341)
                                                         -----------    -----------    -----------    -----------
      Net increase in net assets derived from capital
         share transactions                               39,664,026     38,612,763     38,188,597     35,709,044
                                                         -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS                                37,272,136     38,998,876     35,897,604     34,933,239
NET ASSETS -- BEGINNING OF PERIOD                         40,885,028      1,886,152     36,964,879      2,031,640
                                                         -----------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD                              $78,157,164    $40,885,028    $72,862,483    $36,964,879
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed net realized loss on
  investments included in net assets at end of period    $  (530,895)   $   (63,397)   $(1,438,821)   $  (300,334)
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed (distributions in excess of)
  net investment income included in net assets at end
  of period                                              $    47,779    $     6,811    $    22,073    $    (8,572)
                                                         ===========    ===========    ===========    ===========
SHARE ACTIVITY:
  Shares sold                                              4,044,103      3,646,083      4,282,502      3,547,701
  Shares issued to shareholders from reinvestment of
    dividends and capital gains                              216,037         80,818        376,822        128,345
  Shares redeemed                                           (546,541)       (47,484)      (646,832)      (115,568)
                                                         -----------    -----------    -----------    -----------
Net increase in number of shares                           3,713,599      3,679,417      4,012,492      3,560,478
                                                         ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

 80              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                                                            SELECT ADVISERS SMALL
                                                                                               CAP GROWTH FUND
                                                                                            ----------------------
                                                               SMALL CAP VALUE FUND              PERIOD FROM
                                                          -------------------------------        MAY 1, 1999
                                                            YEAR ENDED       YEAR ENDED         (COMMENCEMENT
                                                           DECEMBER 31,     DECEMBER 31,    OF OPERATIONS) THROUGH
                                                               1999             1998          DECEMBER 31, 1999
                                                          --------------   --------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                            $     (271,770)  $      (44,007)      $      (10,928)
  Net realized gain (loss) on investments                     22,619,690         (362,284)           1,633,550
  Net change in unrealized appreciation (depreciation)
    on investments                                              (203,224)       2,447,176            4,921,271
                                                          --------------   --------------       --------------
      Net increase in net assets resulting from
         operations                                           22,144,696        2,040,885            6,543,893
                                                          --------------   --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               --               --                   --
  Net realized gain on investments                           (21,000,309)              --             (713,484)
                                                          --------------   --------------       --------------
    Decrease in net assets from distributions to
      shareholders                                           (21,000,309)              --             (713,484)
                                                          --------------   --------------       --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           310,446,359       94,419,163           30,690,867
  Net asset value of shares issued to shareholders from
    reinvestment of capital gains                             21,000,309               --              713,484
  Cost of shares redeemed                                   (251,101,045)     (48,090,092)         (17,693,826)
                                                          --------------   --------------       --------------
      Net increase in net assets derived from capital
         share transactions                                   80,345,623       46,329,071           13,710,525
                                                          --------------   --------------       --------------
NET INCREASE IN NET ASSETS                                    81,490,010       48,369,956           19,540,934
NET ASSETS -- BEGINNING OF PERIOD                             50,439,322        2,069,366                   --
                                                          --------------   --------------       --------------
NET ASSETS -- END OF PERIOD                               $  131,929,332   $   50,439,322       $   19,540,934
                                                          ==============   ==============       ==============
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period     $      940,867   $     (406,126)      $      909,138
                                                          ==============   ==============       ==============
Accumulated undistributed net investment income included
  in net assets at end of period                          $           --   $           --       $           --
                                                          ==============   ==============       ==============
SHARE ACTIVITY:
  Shares sold                                                 30,266,660       10,431,460            2,077,997
  Shares issued to shareholders from reinvestment of
    capital gains                                              2,326,692               --               37,931
  Shares redeemed                                            (24,343,402)      (5,326,134)          (1,123,568)
                                                          --------------   --------------       --------------
Net increase in number of shares                               8,249,950        5,105,326              992,360
                                                          ==============   ==============       ==============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               81

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)

--------------------------------------------------------------------------------

                                                             GLOBAL EQUITY FUND            MID CAP INDEX FUND*
                                                         ---------------------------   ---------------------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             1999           1998           1999           1998
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $   111,988    $    88,044    $    62,995    $    56,278
  Net realized gain (loss) on investments and foreign
    currency transactions                                  2,610,483        295,124      1,739,863       (248,702)
  Net change in unrealized appreciation on investments
    and translation of assets and liabilities in
    foreign currency                                       6,071,877      1,832,913      1,207,561        950,022
                                                         -----------    -----------    -----------    -----------
    Net increase in net assets resulting from
      operations                                           8,794,348      2,216,081      3,010,419        757,598
                                                         -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (92,651)       (88,044)       (36,986)       (56,461)
  In excess of net investment income                         (26,601)      (152,148)            --             --
  Net realized gain on investments and foreign currency
    transactions                                          (1,919,622)      (141,018)    (1,249,236)            --
  Tax return of capital                                           --             --             --        (11,616)
                                                         -----------    -----------    -----------    -----------
    Decrease in net assets from distributions to
      shareholders                                        (2,038,874)      (381,210)    (1,286,222)       (68,077)
                                                         -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        33,138,170     14,481,685      8,717,371      7,988,933
  Net asset value of shares issued to shareholders from
    reinvestment of dividends and capital gains            2,038,874        381,210      1,286,222         68,077
  Cost of shares redeemed                                 (2,619,661)      (736,949)    (2,318,384)    (1,111,305)
                                                         -----------    -----------    -----------    -----------
    Net increase in net assets from capital share
      transactions                                        32,557,383     14,125,946      7,685,209      6,945,705
                                                         -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS                                39,312,857     15,960,817      9,409,406      7,635,226
NET ASSETS -- BEGINNING OF PERIOD                         21,526,989      5,566,172     10,849,190      3,213,964
                                                         -----------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD                              $60,839,846    $21,526,989    $20,258,596    $10,849,190
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period    $   709,093    $    50,509    $   224,375    $  (266,252)
                                                         ===========    ===========    ===========    ===========
Accumulated undistributed (distributions in excess of)
  net investment income included in net assets at end
  of period                                              $   (26,601)   $   (51,614)   $    26,009    $        --
                                                         ===========    ===========    ===========    ===========
SHARE ACTIVITY:
  Shares sold                                              2,603,830      1,317,276        747,750        778,972
  Shares issued to shareholders from reinvestment of
    dividends                                                152,268         33,732        107,802          6,707
  Shares redeemed                                           (207,208)       (70,891)      (204,492)      (115,257)
                                                         -----------    -----------    -----------    -----------
      Net increase in number of shares                     2,548,890      1,280,117        651,060        670,422
                                                         ===========    ===========    ===========    ===========

*Name change from Nationwide Select Advisers Mid Cap Fund as of September 27, 1999.

See accompanying notes to financial statements.

 82              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             TOTAL RETURN FUND
                                      ----------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31,
                                      ----------------------------------------------------------------
                                         1999          1998          1997          1996         1995
                                      ----------    ----------    ----------    ----------    --------
NET ASSET VALUE --
  BEGINNING OF PERIOD                 $    18.40    $    16.38    $    13.27    $    11.54    $   9.70
                                      ----------    ----------    ----------    ----------    --------
  Net investment income                     0.12          0.19          0.23          0.24        0.31
  Net realized gain and unrealized
    appreciation on investments             1.13          2.77          3.65          2.26        2.49
                                      ----------    ----------    ----------    ----------    --------
    Total from investment
       operations                           1.25          2.96          3.88          2.50        2.80
                                      ----------    ----------    ----------    ----------    --------
  Dividends from net investment
    income                                 (0.12)        (0.19)        (0.23)        (0.25)      (0.31)
  Dividends from net realized gain
    from investment transactions           (0.72)        (0.75)        (0.52)        (0.52)      (0.65)
  Dividends in excess of net
    realized gain from investment
    transactions                              --            --         (0.01)           --          --
  Dividends from tax return of
    capital                                   --            --         (0.01)           --          --
                                      ----------    ----------    ----------    ----------    --------
    Total distributions                    (0.84)        (0.94)        (0.77)        (0.77)      (0.96)
                                      ----------    ----------    ----------    ----------    --------
    Net increase in net asset
       value                                0.41          2.02          3.11          1.73        1.84
                                      ----------    ----------    ----------    ----------    --------
NET ASSET VALUE --
  END OF PERIOD                       $    18.81    $    18.40    $    16.38    $    13.27    $  11.54
                                      ==========    ==========    ==========    ==========    ========
    Total Return                            6.94%        18.07%        29.43%        21.84%      29.09%
  Ratios and supplemental data:
  Net Assets, end of period (000)     $2,419,737    $2,343,437    $1,849,241    $1,179,876    $814,964
  Ratio of expenses to average net
    assets                                  0.72%         0.65%         0.54%         0.51%       0.51%
  Ratio of net investment income
    to average net assets                   0.64%         1.05%         1.54%         1.99%       2.84%
  Portfolio turnover                       29.95%        17.13%        13.85%        16.18%      16.12%

------------------------------------------------------

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               83

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          CAPITAL APPRECIATION FUND
                                         ------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------
                                            1999          1998         1997        1996        1995
                                         ----------    ----------    --------    --------    --------
NET ASSET VALUE --
  BEGINNING OF PERIOD                    $    26.59    $    21.21    $  16.28    $  13.48    $  10.92
                                         ----------    ----------    --------    --------    --------
  Net investment income                        0.17          0.19        0.20        0.21        0.23
  Net realized gain and unrealized
    appreciation on investments                0.92          6.14        5.39        3.29        2.96
                                         ----------    ----------    --------    --------    --------
    Total from investment operations           1.09          6.33        5.59        3.50        3.19
                                         ----------    ----------    --------    --------    --------
  Dividends from net investment
    income                                    (0.17)        (0.19)      (0.20)      (0.22)      (0.23)
  Dividends from net realized gain
    from investment transactions              (1.60)        (0.76)      (0.46)      (0.48)      (0.40)
  Tax return of capital                       (0.20)           --          --          --          --
                                         ----------    ----------    --------    --------    --------
    Total distributions                       (1.97)        (0.95)      (0.66)      (0.70)      (0.63)
                                         ----------    ----------    --------    --------    --------
    Net increase (decrease) in net
       asset value                            (0.88)         5.38        4.93        2.80        2.56
                                         ----------    ----------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                          $    25.71    $    26.59    $  21.21    $  16.28    $  13.48
                                         ==========    ==========    ========    ========    ========
    Total Return                               4.28%        29.96%      34.49%      26.14%     29.35%
Ratios and supplemental data:
  Net Assets, end of period (000)        $1,067,839    $1,064,498    $481,738    $211,474    $ 81,237
  Ratio of expenses to average net
    assets                                     0.74%         0.67%       0.56%       0.52%      0.54%
  Ratio of net investment income to
    average net assets                         0.62%         0.83%       1.10%       1.53%      1.89%
  Portfolio turnover                          24.70%        10.67%      10.88%      22.19%     20.28%

------------------------------------------------------

See accompanying notes to financial statements.

 84              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             GOVERNMENT BOND FUND
                                           --------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------
                                             1999        1998        1997        1996        1995
                                           --------    --------    --------    --------    --------
NET ASSET VALUE --
  BEGINNING OF PERIOD                      $  11.69    $  11.38    $  11.04    $  11.36    $  10.20
                                           --------    --------    --------    --------    --------
  Net investment income                        0.61        0.63        0.69        0.69        0.71
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments             (0.88)       0.37        0.34       (0.32)       1.16
                                           --------    --------    --------    --------    --------
    Total from investment operations          (0.27)       1.00        1.03        0.37        1.87
                                           --------    --------    --------    --------    --------
  Dividends from net investment income        (0.61)      (0.63)      (0.69)      (0.69)      (0.71)
  Dividends from net realized gain from
    investment transactions                   (0.02)      (0.06)         --          --          --
                                           --------    --------    --------    --------    --------
    Total distributions                       (0.63)      (0.69)      (0.69)      (0.69)      (0.71)
                                           --------    --------    --------    --------    --------
    Net increase (decrease) in net
       asset value                            (0.90)       0.31        0.34       (0.32)       1.16
                                           --------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                            $  10.79    $  11.69    $  11.38    $  11.04    $  11.36
                                           ========    ========    ========    ========    ========
    Total Return                              (2.35)%      8.91%       9.67%       3.49%      18.74%
Ratios and supplemental data:
  Net Assets, end of period (000)          $769,957    $761,897    $475,392    $459,247    $454,016
  Ratio of expenses to average net
    assets                                     0.65%       0.57%       0.53%       0.51%       0.51%
  Ratio of net investment income to
    average net assets                         5.41%       5.60%       6.19%       6.23%       6.45%
  Portfolio turnover                          51.61%      32.03%      68.61%      33.75%      97.05%

------------------------------------------------------

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               85

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

            SELECTED DATA A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              MONEY MARKET FUND
                                         ------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------
                                            1999          1998         1997        1996        1995
                                         ----------    ----------    --------    --------    --------
NET ASSET VALUE --
  BEGINNING OF PERIOD                    $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                         ----------    ----------    --------    --------    --------
  Net investment income                        0.05          0.05        0.05        0.05        0.06
  Dividends from net investment
    income                                    (0.05)        (0.05)      (0.05)      (0.05)      (0.06)
                                         ----------    ----------    --------    --------    --------
  Net increase (decrease) in net
    asset value                                  --            --          --          --          --
                                         ----------    ----------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                          $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                         ==========    ==========    ========    ========    ========
    Total Return                               4.81%         5.27%       5.26%       5.12%       5.66%
Ratios and supplemental data:
  Net Assets, end of period (000)        $2,127,500    $1,373,334    $993,597    $983,529    $737,408
  Ratio of expenses to average net
    assets                                     0.54%         0.46%       0.51%       0.51%       0.52%
  Ratio of net investment income to
    average net assets                         4.77%         5.15%       5.16%       5.00%       5.51%

------------------------------------------------------

See accompanying notes to financial statements.

 86              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                     SMALL COMPANY FUND
                                                           ----------------------------------------------------------------------
                                                                                                                  PERIOD FROM
                                                                                                               OCTOBER 23, 1995
                                                                                                               (COMMENCEMENT OF
                                                                      YEARS ENDED DECEMBER 31,                OPERATIONS) THROUGH
                                                           -----------------------------------------------       DECEMBER 31,
                                                              1999          1998        1997        1996             1995
                                                           -----------    --------    --------    --------    -------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                                       $  16.01      $  15.85    $  13.89    $  11.42          $ 10.00
                                                            --------      --------    --------    --------          -------
  Net investment income                                        (0.03)         0.03        0.01        0.06             0.02
  Net realized gain and unrealized appreciation on
    investments and translation of assets and liabilities
    in foreign currencies                                       7.03          0.13        2.40        2.55             1.42
                                                            --------      --------    --------    --------          -------
    Total from investment operations                            7.00          0.16        2.41        2.61             1.44
                                                            --------      --------    --------    --------          -------
  Dividends from net investment income                            --            --          --       (0.06)           (0.02)
  Dividends from net realized gain from investments and
    foreign currency transactions                              (0.89)           --       (0.45)         --               --
  Dividends in excess of net realized gain from
    investment and foreign currency transactions                  --            --          --       (0.08)              --
                                                            --------      --------    --------    --------          -------
    Total distributions                                        (0.89)           --       (0.45)      (0.14)           (0.02)
                                                            --------      --------    --------    --------          -------
    Net increase in net asset value                             6.11          0.16        1.96        2.47             1.42
                                                            --------      --------    --------    --------          -------
NET ASSET VALUE --
  END OF PERIOD                                             $  22.12      $  16.01    $  15.85    $  13.89          $ 11.42
                                                            ========      ========    ========    ========          =======
    Total Return                                               44.02%         1.01%      17.35%      22.83%           14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)                           $542,537      $406,569    $343,808    $180,840          $17,155
  Ratio of expenses to average net assets                       1.15%         1.07%       1.11%       1.20%            1.25%*
  Ratio of expenses to average net assets**                     1.15%         1.07%       1.11%       1.20%            1.74%*
  Ratio of net investment income to average net assets         (0.16)%        0.21%       0.05%       0.60%            1.32%*
  Ratio of net investment income to average net assets**       (0.16)%        0.21%       0.05%       0.60%            0.83%*
  Portfolio turnover                                          134.74%       141.27%     134.38%     136.74%            9.03%

------------------------------------------------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               87

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              INCOME FUND                       STRATEGIC GROWTH FUND
                                                     -----------------------------   --------------------------------------------
                                                                     PERIOD FROM                                    PERIOD FROM
                                                                     JANUARY 20,                                    OCTOBER 31,
                                                                         1998                                           1997
                                                                    (COMMENCEMENT                                  (COMMENCEMENT
                                                                    OF OPERATIONS)                                 OF OPERATIONS)
                                                      YEAR ENDED       THROUGH        YEAR ENDED     YEAR ENDED       THROUGH
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                         1999            1998            1999           1998            1997
                                                     ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD                 $ 10.25         $ 10.00         $ 11.70        $ 10.21          $10.00
                                                       -------         -------         -------        -------          ------
  Net investment income (loss)                            0.44            0.42           (0.01)            --            0.01
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on investments           (0.65)           0.29            9.87           1.49            0.21
                                                       -------         -------         -------        -------          ------
    Total from investment operations                     (0.21)           0.71            9.86           1.49            0.22
                                                       -------         -------         -------        -------          ------
  Dividends from net investment income                   (0.43)          (0.42)             --             --           (0.01)
  Dividends from net realized gains from investment
    transactions                                         (0.01)          (0.04)          (1.12)            --              --
                                                       -------         -------         -------        -------          ------
    Total distributions                                  (0.44)          (0.46)          (1.12)            --           (0.01)
                                                       -------         -------         -------        -------          ------
    Net increase (decrease) in net asset value           (0.65)           0.25            8.74           1.49            0.21
                                                       -------         -------         -------        -------          ------
NET ASSET VALUE -- END OF PERIOD                       $  9.60         $ 10.25         $ 20.44        $ 11.70          $10.21
                                                       =======         =======         =======        =======          ======
    Total Return                                         (2.01)%          7.13%          84.75%         14.59%           2.20%
Ratios and supplemental data:
Net Assets, end of period (000)                        $ 8,533         $ 4,964         $99,091        $10,342          $1,347
  Ratio of expenses to average net assets                 0.75%           0.75%*          1.00%          1.00%           1.00%*
  Ratio of expenses to average net assets**               0.89%           1.01%*          1.23%          1.55%           6.33%*
  Ratio of net investment income to average net
    assets                                                4.68%           4.68%*         (0.15)%        (0.04)%          0.68%*
  Ratio of net investment income to average net
    assets**                                              4.54%           4.42%*         (0.38)%        (0.59)%         (4.65)%*
  Portfolio turnover                                     88.39%         157.21%         637.83%        369.83%          27.32%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 88              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  STRATEGIC VALUE FUND                            EQUITY INCOME FUND
                                      --------------------------------------------   --------------------------------------------
                                                                     PERIOD FROM                                    PERIOD FROM
                                                                     OCTOBER 31,                                    OCTOBER 31,
                                                                         1997                                           1997
                                                                    (COMMENCEMENT                                  (COMMENCEMENT
                                                                    OF OPERATIONS)                                 OF OPERATIONS)
                                       YEAR ENDED     YEAR ENDED       THROUGH        YEAR ENDED     YEAR ENDED       THROUGH
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          1999           1998            1997            1999           1998            1997
                                      ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $ 10.12        $ 10.15          $10.00         $ 11.47        $ 10.16          $10.00
                                        -------        -------          ------         -------        -------          ------
  Net investment income                    0.09           0.07            0.01            0.05           0.10            0.02
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments
    and translation of assets and
    liabilities in foreign
    currencies                            (0.41)         (0.03)           0.15            2.06           1.44            0.16
                                        -------        -------          ------         -------        -------          ------
    Total from investment operations      (0.32)          0.04            0.16            2.11           1.54            0.18
                                        -------        -------          ------         -------        -------          ------
  Dividends from net investment
    income                                (0.08)         (0.07)          (0.01)          (0.04)         (0.10)          (0.02)
  Dividends from net realized gains
    from investment and foreign
    currency transactions                 (0.14)            --              --           (0.01)         (0.13)             --
  Distributions in excess of net
    realized gains from investment
    and foreign currency
    transactions                          (0.17)            --              --              --             --              --
                                        -------        -------          ------         -------        -------          ------
    Total distributions                   (0.39)         (0.07)          (0.01)          (0.05)         (0.23)          (0.02)
                                        -------        -------          ------         -------        -------          ------
    Net increase (decrease) in net
      asset value                         (0.71)         (0.03)           0.15            2.06           1.31            0.16
                                        -------        -------          ------         -------        -------          ------
NET ASSET VALUE -- END OF PERIOD        $  9.41        $ 10.12          $10.15         $ 13.53        $ 11.47          $10.16
                                        =======        =======          ======         =======        =======          ======
    Total Return                          (3.07%)         0.39%           1.63%          18.49%         15.13%           1.77%
Ratios and supplemental data:
Net Assets, end of period (000)         $17,254        $15,279          $1,469         $29,189        $14,194          $1,610
  Ratio of expenses to average net
    assets                                 1.00%          1.00%           1.00% *         0.95%          0.95%           0.95%*
  Ratio of expenses to average net
    assets**                               1.22%          1.23%           5.54% *         1.09%          1.15%           5.63%*
  Ratio of net investment income to
    average net assets                     0.88%          0.86%           0.96%*          0.43%          1.11%           1.34%*
  Ratio of net investment income to
    average net assets**                   0.66%          0.63%          (3.58)%*         0.29%          0.91%          (3.34)%*
  Portfolio turnover                     113.30%         68.65%           5.38%          45.16%         49.12%          14.52%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               89

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 HIGH INCOME BOND FUND                              BALANCED FUND
                                      --------------------------------------------   --------------------------------------------
                                                                     PERIOD FROM                                    PERIOD FROM
                                                                     OCTOBER 31,                                    OCTOBER 31,
                                                                         1997                                           1997
                                                                    (COMMENCEMENT                                  (COMMENCEMENT
                                                                    OF OPERATIONS)                                 OF OPERATIONS)
                                       YEAR ENDED     YEAR ENDED       THROUGH        YEAR ENDED     YEAR ENDED       THROUGH
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          1999           1998            1997            1999           1998            1997
                                      ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $ 10.04        $ 10.12         $ 10.00         $ 10.58        $ 10.10         $ 10.00
                                        -------        -------         -------         -------        -------         -------
  Net investment income                    0.83           0.66            0.11            0.37           0.30            0.05
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments         (0.52)         (0.08)           0.12           (0.28)          0.51            0.10
                                        -------        -------         -------         -------        -------         -------
        Total from investment
          operations                       0.31           0.58            0.23            0.09           0.81            0.15
                                        -------        -------         -------         -------        -------         -------
  Dividends from net investment
    income                                (0.83)         (0.66)          (0.11)          (0.36)         (0.30)          (0.05)
  Dividends from net realized gain
    from investment transactions             --             --              --              --          (0.03)             --
                                        -------        -------         -------         -------        -------         -------
    Total distributions                   (0.83)         (0.66)          (0.11)          (0.36)         (0.33)          (0.05)
                                        -------        -------         -------         -------        -------         -------
    Net increase (decrease) in net
      asset value                         (0.52)         (0.08)           0.12           (0.27)          0.48            0.10
                                        -------        -------         -------         -------        -------         -------
NET ASSET VALUE -- END OF PERIOD        $  9.52        $ 10.04         $ 10.12         $ 10.31        $ 10.58         $ 10.10
                                        =======        =======         =======         =======        =======         =======
Total Return                               3.19%          5.80%           2.28%           0.87%          8.07%           1.46%
Ratios and supplemental data:
  Net Assets, end of period (000)       $64,754        $36,630         $ 6,029         $78,157        $40,885         $ 1,886
  Ratio of expenses to average net
    assets                                 0.95%          0.95%           0.95%*          0.90%          0.90%           0.90%*
  Ratio of expenses to average net
    assets**                               1.15%          1.12%           2.18%*          1.00%          0.96%           4.90%*
  Ratio of net investment income to
    average net assets                     8.81%          7.88%           6.96%*          3.68%          3.81%           4.08%*
  Ratio of net investment income to
    average net assets**                   8.61%          7.71%           5.73%*          3.58%          3.75%           0.08%*
  Portfolio turnover                      22.04%         24.25%           7.37%         103.69%        137.35%           0.19%

---------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 90              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 MULTI SECTOR BOND FUND                          SMALL CAP VALUE FUND
                                      --------------------------------------------   --------------------------------------------
                                                                     PERIOD FROM                                    PERIOD FROM
                                                                     OCTOBER 31,                                    OCTOBER 31,
                                                                         1997                                           1997
                                                                    (COMMENCEMENT                                  (COMMENCEMENT
                                                                    OF OPERATIONS)                                 OF OPERATIONS)
                                       YEAR ENDED     YEAR ENDED       THROUGH        YEAR ENDED     YEAR ENDED       THROUGH
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          1999           1998            1997            1999           1998            1997
                                      ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $  9.82        $ 10.05         $ 10.00         $   9.49       $  9.79         $ 10.00
                                        -------        -------         -------         --------       -------         -------
  Net investment income (loss)             0.61           0.48            0.05            (0.02)        (0.01)           0.01
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments
    and translation of assets and
    liabilities in foreign
    currencies                            (0.47)         (0.22)           0.05             2.38         (0.29)          (0.17)
                                        -------        -------         -------         --------       -------         -------
    Total from investment operations       0.14           0.26            0.10             2.36         (0.30)          (0.16)
                                        -------        -------         -------         --------       -------         -------
  Dividends from net investment
    income                                (0.59)         (0.47)          (0.05)              --            --           (0.01)
  Dividends from net realized gain
    from investment and foreign
    currency transactions                    --          (0.01)             --            (2.13)           --           (0.04)
  Dividends from tax return of
    capital                                  --          (0.01)                              --            --              --
                                        -------        -------         -------         --------       -------         -------
    Total distributions                   (0.59)         (0.49)          (0.05)           (2.13)           --           (0.05)
                                        -------        -------         -------         --------       -------         -------
    Net increase (decrease) in net
      asset value                         (0.45)         (0.23)           0.05             0.23         (0.30)          (0.21)
                                        -------        -------         -------         --------       -------         -------
NET ASSET VALUE -- END OF PERIOD        $  9.37        $  9.82         $ 10.05         $   9.72       $  9.49         $  9.79
                                        =======        =======         =======         ========       =======         =======
    Total Return                           1.56%          2.60%           1.04%           27.84%        (3.06)%         (1.61)%
Ratios and supplemental data:
  Net Assets, end of period (000)       $72,862        $36,965         $ 2,032         $131,929       $50,439         $ 2,069
Ratio of expenses to average net
  assets                                   0.90%          0.90%           0.90%*           1.05%         1.05%           1.05%*
  Ratio of expenses to average net
    assets**                               1.02%          0.96%           4.41%*           1.27%         1.33%           6.31%*
  Ratio of net investment income to
    average net assets                     7.03%          6.42%           4.77%*          (0.28)%       (0.21)%          0.50%*
  Ratio of net investment income to
    average net assets**                   6.91%          6.36%           1.26%*          (0.50)%       (0.49)%         (4.76)%*
  Portfolio turnover                     242.89%        287.69%          48.90%          270.26%       283.65%           8.38%

---------------

 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               91

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                           SELECT ADVISERS
                              SMALL CAP                   GLOBAL EQUITY FUND
                             GROWTH FUND     --------------------------------------------
                           ---------------                                  PERIOD FROM
                             PERIOD FROM                                    OCTOBER 31,
                             MAY 1, 1999                                        1997
                            (COMMENCEMENT                                  (COMMENCEMENT
                           OF OPERATIONS)                                  OF OPERATIONS)
                               THROUGH        YEAR ENDED     YEAR ENDED       THROUGH
                            DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                1999             1999           1998            1997
                           ---------------   ------------   ------------   --------------
NET ASSET VALUE --
  BEGINNING OF PERIOD          $ 10.00         $ 11.75        $ 10.10          $10.00
                               -------         -------        -------          ------
  Net investment income
    (loss)                       (0.01)           0.07           0.11            0.02
  Net realized gain
    (loss) and unrealized
    appreciation on
    investments and
    translation of assets
    and liabilities in
    foreign currencies           10.48            2.60           1.81            0.10
                               -------         -------        -------          ------
    Total from investment
      operations                 10.47            2.67           1.92            0.12
                               -------         -------        -------          ------
  Dividends from net
    investment income               --           (0.04)         (0.07)          (0.02)
  Dividends in excess of
    net investment income           --           (0.01)         (0.12)             --
  Dividends from net
    realized gain from
    investment and
    foreign currency
    transactions                 (0.78)          (0.48)         (0.08)             --
  Dividends from tax
    return of capital               --              --             --              --
                               -------         -------        -------          ------
    Total distributions          (0.78)          (0.53)         (0.27)          (0.02)
                               -------         -------        -------          ------
    Net increase
      (decrease) in net
      asset value                 9.69            2.14           1.65            0.10
                               -------         -------        -------          ------
NET ASSET VALUE -- END OF
  PERIOD                       $ 19.69         $ 13.89        $ 11.75          $10.10
                               =======         =======        =======          ======
Total Return                    105.01%          22.92%         19.14%           1.18%
Ratios and supplemental
  data:
  Net Assets, end of
    period (000)               $19,541         $60,840        $21,527          $5,566
  Ratio of expenses to
    average net assets            1.30%*          1.20%          1.20%           1.20%*
  Ratio of expenses to
    average net assets**          3.40%*          1.54%          1.46%           2.84%*
  Ratio of net investment
    income to average net
    assets                       (0.24)%*         0.31%          0.66%           1.00%*
  Ratio of net investment
    income to average net
    assets**                     (2.34)%*        (0.03)%         0.40%          (0.64)%*
  Portfolio turnover            130.98%          79.22%         59.01%           9.32%


                                      MID CAP INDEX FUND***
                           --------------------------------------------
                                                          PERIOD FROM
                                                          OCTOBER 31,
                                                              1997
                                                         (COMMENCEMENT
                                                         OF OPERATIONS)
                            YEAR ENDED     YEAR ENDED       THROUGH
                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                               1999           1998            1997
                           ------------   ------------   --------------
NET ASSET VALUE --
  BEGINNING OF PERIOD        $ 10.92        $  9.94          $10.00
                             -------        -------          ------
  Net investment income
    (loss)                      0.05           0.09            0.02
  Net realized gain
    (loss) and unrealized
    appreciation on
    investments and
    translation of assets
    and liabilities in
    foreign currencies          2.21           0.98           (0.06)
                             -------        -------          ------
    Total from investment
      operations                2.26           1.07           (0.04)
                             -------        -------          ------
  Dividends from net
    investment income          (0.03)         (0.08)          (0.02)
  Dividends in excess of
    net investment income         --             --              --
  Dividends from net
    realized gain from
    investment and
    foreign currency
    transactions               (0.83)            --              --
  Dividends from tax
    return of capital             --          (0.01)             --
                             -------        -------          ------
    Total distributions        (0.86)         (0.09)          (0.02)
                             -------        -------          ------
    Net increase
      (decrease) in net
      asset value               1.40           0.98           (0.06)
                             -------        -------          ------
NET ASSET VALUE -- END OF
  PERIOD                     $ 12.32        $ 10.92          $ 9.94
                             =======        =======          ======
Total Return                   20.92%         10.81%          (0.36)%
Ratios and supplemental
  data:
  Net Assets, end of
    period (000)             $20,259        $10,849          $3,214
  Ratio of expenses to
    average net assets          1.03%          1.20%           1.20%*
  Ratio of expenses to
    average net assets**        1.74%          1.54%           3.31%*
  Ratio of net investment
    income to average net
    assets                      0.56%          0.79%           1.55%*
  Ratio of net investment
    income to average net
    assets**                   (0.15)%         0.45%          (0.56)%*
  Portfolio turnover          275.04%        119.37%           7.81%

------------------------------------------------------

  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.
*** Name change from Nationwide Select Advisers Mid Cap Fund as of September 27,
    1999.

See accompanying notes to financial statements.

 92              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

1 -- ORGANIZATION

Nationwide Separate Account Trust (Trust) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as to other open-end investment companies ("fund of funds") organized by Villanova Mutual Fund Capital Trust (VMF), the Trust's investment adviser. The Trust was organized as a Massachusetts business trust as of June 30, 1981, as subsequently amended. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares of the Trust's series (Funds).

The Trust offers shares in sixteen Funds. The Funds listed below consist of diversified portfolios and non-diversified(*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund* (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Nationwide Strategic Growth Fund (Strategic Growth Fund)
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Nationwide Equity Income Fund (Equity Income Fund)
     Nationwide High Income Bond Fund (High Income Bond Fund)
     Nationwide Balanced Fund (Balanced Fund)
     Nationwide Multi Sector Bond Fund (Multi Sector Bond Fund)
     Nationwide Small Cap Value Fund (Small Cap Value Fund)
     Nationwide Select Advisers Small Cap Growth Fund (Small Cap Growth Fund) Nationwide Global Equity Fund (Global Equity Fund)
     Nationwide Mid Cap Index Fund (Mid Cap Index Fund)

On January 16, 1998, the Income Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $2,000,000. It commenced operations on January 20, 1998.

On March 3, 1999, the Trust's Declaration of Trust was amended to create the Small Cap Growth Fund. On April 30, 1999, the Small Cap Growth Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $3,000,000. It commenced operations on May 3, 1999.

On September 27, 1999, the name, principal strategies, and principal risks of the Nationwide Select Advisers Mid Cap Fund were changed. The name of the fund was changed to the Nationwide Mid Cap Index Fund. The Fund will seek to match the Standard & Poors Mid Cap 400 Index by investing in the stocks comprising the index, and in futures where performance is tied to the index. The three subadvisers which formerly managed the Fund were replaced by The Dreyfus Corporation on the date the changes became effective, September 27, 1999.

2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) SECURITY VALUATION All Funds (except the High Income Bond Fund and the Money Market Fund): Securities traded on a national securities exchange are valued at the last quoted sale price on date of valuation, as provided by an independent pricing agent. Securities traded in the over the-counter (OTC) market are valued at

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               93

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

the last quoted sale price, or if no sale price, the last quoted bid price. U.S. Government securities are valued at the last quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations. Short-term securities with less than 10 days remaining to maturity will be valued at amortized cost, which approximates market value.

Portfolio securities in the High Income Bond Fund traded on a national securities exchange and in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale, the mean between the last closing bid and asked price shall be used, as provided by an independent pricing agent. Short-term securities with less than 10 days remaining to maturity will be valued at amortized cost, which approximates market value.

Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser or any sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

Portfolio securities for the Money Market Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

(b) REPURCHASE AGREEMENTS. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

(c) FOR SMALL COMPANY FUND, STRATEGIC VALUE FUND, MULTI SECTOR BOND FUND, GLOBAL EQUITY FUND:

FOREIGN CURRENCY TRANSACTIONS. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

FORWARD FOREIGN CURRENCY CONTRACTS. The Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the

 94              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(d) MORTGAGE ROLLS. The Multi-Sector Bond Fund, Balanced Fund, and Income Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. A Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security.

(e) OPTION CONTRACTS. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(f) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or discount.

(g) FEDERAL INCOME TAXES. Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the applicable Fund. Each Fund is treated as a separate taxable entity. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of December 31, 1999, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any:

                                                AMOUNT     EXPIRES
                                               ---------   -------
Income Fund..................................  $  76,687    2007
Equity Income Fund...........................    193,071    2007
High Income Bond Fund........................    238,161    2007
Multi Sector Bond Fund.......................  1,357,896    2007

(h) DIVIDENDS TO SHAREHOLDERS

1) All Funds except the Money Market Fund:

   Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               95

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

2) Money Market Fund:

   Dividends from net investment income are declared and recorded daily and paid monthly.

3) All Funds

   Distributable net realized capital gains, if any, are declared and distributed at least annually.

   Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

   Accordingly, as of December 31, 1999 the undistributed (distributions in excess of) net investment income, undistributed net realized gains and capital paid in excess of par value have been adjusted. Negative amounts represent credits and positive amounts represent debits. The adjustments are as follows:

                                                          UNDISTRIBUTED
                                                        (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                           EXCESS OF)       (DISTRIBUTIONS IN
                                                         NET INVESTMENT        EXCESS OF)
                                                             INCOME         NET REALIZED GAIN    CAPITAL
                                                        -----------------   -----------------   ----------
           Capital Appreciation Fund..................      $(27,393)          $(7,618,327)     $7,645,720
           Government Bond Fund.......................         3,820                (3,820)         --
           Small Company Fund.........................      (619,947)              619,947          --
           Strategic Growth Fund......................       (45,804)               45,804          --
           Strategic Value Fund.......................           249                  (249)         --
           Equity Income Fund.........................           (47)                   47          --
           High Income Bond Fund......................           243                  (243)         --
           Multi Sector Bond Fund.....................       144,450              (144,450)         --
           Small Cap Value Fund.......................      (271,770)              272,388            (618)
           Small Cap Growth Fund......................       (10,928)               10,928          --
           Global Equity Fund.........................       (32,277)               32,277          --

(i) EXPENSES. Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated among the funds based on average net assets.

(j) ORGANIZATION EXPENSES. Initial organization expenses of the Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Mid Cap Index Fund were paid by the investment adviser and were reimbursed by the Funds. Such organization costs have been deferred and are being amortized straight-line over a period of sixty months from the commencement of operations.

(k) USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets

 96              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 -- TRANSACTIONS WITH AFFILIATES

On September 1, 1999, Villanova Mutual Fund Capital Trust ("VMF") replaced Nationwide Advisory Services, Inc. ("NAS"), an affiliated company, as investment adviser to the Funds. Under the terms of the investment advisory agreement, VMF earns an annual management fee based on a percentage of the average daily net assets of each Fund. See the management fee schedule the table below.

Fees may be voluntarily waived or reimbursed to the Funds by VMF in order to maintain expense ratios at or below stated expense caps. The following table illustrates the stated expense caps for each fund for the period ended December 31, 1999:

                           FUND                              EXPENSE CAP
                           ----                              -----------
Total Return Fund..........................................     0.78%
Capital Appreciation Fund..................................     0.80%
Government Bond Fund.......................................     0.66%
Money Market Fund..........................................     0.55%
Small Company Fund.........................................     1.25%
Income Fund................................................     0.75%
Strategic Growth Fund......................................     1.00%
Strategic Value Fund.......................................     1.00%
Equity Income Fund.........................................     0.95%
High Income Bond Fund......................................     0.95%
Balanced Fund..............................................     0.90%
Multi Sector Bond Fund.....................................     0.90%
Small Cap Value Fund.......................................     1.05%
Small Cap Growth Fund......................................     1.30%
Global Equity Fund.........................................     1.20%
Mid Cap Index Fund.........................................     0.65%

The following table illustrates waived expenses of the Funds by NAS and VMF:

                                                         TOTAL FUND        FEES            NET
                                                          EXPENSES        WAIVED*        EXPENSE
                                                         ----------       -------        -------
Income Fund                                              $   61,283      $  (9,754)     $   51,529
Strategic Growth Fund                                       388,339        (72,875)        315,464
Strategic Value Fund                                        192,021        (34,683)        157,338
Equity Income Fund                                          228,888        (28,960)        199,928
High Income Bond Fund                                       600,394       (104,310)        496,084
Balanced Fund                                               621,044        (57,656)        563,388

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               97

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                         TOTAL FUND        FEES            NET
                                                          EXPENSES        WAIVED*        EXPENSE
                                                         ----------       -------        -------
Multi Sector Bond Fund...............................    $  540,904      $ (64,933)     $  475,971
Small Cap Value Fund.................................     1,222,411       (215,567)      1,006,844
Small Cap Growth Fund................................       147,349        (91,040)         56,309
Global Equity Fund...................................       565,283       (126,090)        439,193
Mid Cap Index Fund...................................       245,900       (100,860)        145,040

---------------

* Fees waived includes advisory and fund administration fees.

As stated above, VMF earns an annual advisory fee based on each Fund's average daily net assets. From such fees, pursuant to sub-investment advisory agreements, VMF pays subadvisory fees to the following subadvisers for their day-to-day investment management services to the portfolios of their respective Fund(s) or portions thereof:

                     FUND                                       SUBADVISER(S)
                     ----                                       -------------
Small Company Fund                              The Dreyfus Corporation
                                                Neuberger Berman, LLC
                                                Lazard Asset Management
                                                Strong Capital Management, Inc.
                                                Credit Suisse Asset Management, LLC*

Income Fund                                     NCM Capital Management Group, Inc.
                                                Smith Graham & Co. Asset Managers, L.P.

Strategic Growth Fund                           Strong Capital Management, Inc.

Strategic Value Fund                            Strong Capital Management, Inc.

Equity Income Fund                              Federated Investment Counseling

High Income Bond Fund                           Federated Investment Counseling

Balanced Fund                                   Salomon Brothers Asset Management, Inc.

Multi Sector Bond Fund                          Salomon Brothers Asset Management, Inc.

Small Cap Value Fund                            The Dreyfus Corporation

Small Cap Growth Fund                           Franklin Advisers, Inc.
                                                Miller Anderson & Sherrerd, LLP
                                                Neuberger Berman, LLC

Global Equity Fund                              J.P. Morgan Investment Management, Inc.

Mid Cap Index Fund                              The Dreyfus Corporation**

 * On July 6, 1999, Credit Suisse Asset Management, LLC, became a subadviser of the Small Company Fund as a result of a merger between the parent of Warburg Pincus Asset Management, Inc. and Credit Suisse Group and the subsequent reorganization of the combined U.S. investment management operations into Credit Suisse Asset Management, LLC.

** Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter and
   Associates Ltd., Rice, Hall, James and Associates.

 98              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

Additional information regarding the gross contractual investment advisory fees earned (before waivers) and paid to the subadvisers is as follows for the period ending December 31, 1999.

                                               CONTRACTUAL   CONTRACTUAL
                                                ADVISORY     SUBADVISORY       TOTAL
                                                  FEES       FEES PAYABLE   CONTRACTUAL       TOTAL         FEES PAID
                           AVERAGE DAILY        RETAINED          BY          NAS/VMF        NAS/VMF           TO
        FUND                 NET ASSETS        BY NAS/VMF      NAS/VMF         FEES        FEES EARNED     SUBADVISERS
        ----               -------------       -----------   ------------   -----------    -----------     -----------
Total Return Fund                                                                          $14,084,011     $       --
and Capital Appreciation Fund                                                                6,579,545             --
                       Up to $1 billion            0.60%           --           0.60%
                       Next $1 billion            0.575%           --          0.575%
                       Next $3 billion             0.55%           --           0.55%
                       $5 billion and more         0.50%           --           0.50%
Government Bond Fund                                                                         3,867,960             --
                       Up to $1 billion            0.50%           --           0.50%
                       Next $1 billion            0.475%           --          0.475%
                       Next $3 billion             0.45%           --           0.45%
                       $5 billion and more         0.40%           --           0.40%
Money Market Fund                                                                            6,844,464             --
                       Up to $1 billion            0.40%           --           0.40%
                       Next $1 billion             0.38%           --           0.38%
                       Next $3 billion             0.36%           --           0.36%
                       $5 billion and more         0.34%           --           0.34%
Small Company Fund*                                                                          3,805,726      2,336,764
                       All assets                  0.35%         0.60%          0.95%
Income Fund                                                                                     30,917**       40,000**
                       Up to $100 million          0.20%         0.25%          0.45%
                       $100 million or more        0.30%         0.15%          0.45%
Strategic Growth Fund                                                                          283,917        157,732
and Strategic Value Fund
                       Up to $500 million          0.40%         0.50%          0.90%          141,605         78,669
                       $500 million and more       0.45%         0.45%          0.90%
Equity Income Fund and                                                                         168,361         84,180
High Income Bond Fund                                                                          417,758        202,180
                       Up to $50 million           0.40%         0.40%          0.80%
                       Next $200 million           0.55%         0.25%          0.80%
                       Next $250 million           0.60%         0.20%          0.80%
                       $500 million and more       0.65%         0.15%          0.80%
Balanced Fund                                                                                  469,490        219,095
                       Up to $150 million          0.40%         0.35%          0.75%
                       Next $350 million           0.45%         0.30%          0.75%
                       $500 million and more       0.50%         0.25%          0.75%
Multi Sector Bond Fund                                                                         396,644        181,855
                       Up to $50 million           0.40%         0.35%          0.75%
                       Next $150 million           0.45%         0.30%          0.75%
                       Next $300 million           0.50%         0.25%          0.75%
                       $500 million and more       0.55%         0.20%          0.75%
Small Cap Value Fund                                                                           863,009        479,449
                       Up to $200 million          0.40%         0.50%          0.90%
                       $200 million and more       0.45%         0.45%          0.90%

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               99

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               CONTRACTUAL   CONTRACTUAL
                                                ADVISORY     SUBADVISORY       TOTAL
                                                  FEES       FEES PAYABLE   CONTRACTUAL       TOTAL         FEES PAID
                           AVERAGE DAILY        RETAINED          BY          NAS/VMF        NAS/VMF           TO
        FUND                 NET ASSETS        BY NAS/VMF      NAS/VMF         FEES        FEES EARNED     SUBADVISERS
        ----               -------------       -----------   ------------   -----------    -----------     -----------
Small Cap Growth Fund
                       All assets                  0.50%         0.60%          1.10%      $    47,647     $   25,989

Global Equity Fund                                                                             365,994        219,596
                       Up to $50 million           0.40%         0.60%          1.00%
                       $50 million and more        0.45%         0.55%          1.00%
Mid Cap Index Fund***                                                                          123,869         67,410
                       Up to $250 million          0.40%         0.10%          0.50%
                       Next $250 million           0.41%         0.09%          0.50%
                       Next $250 million           0.42%         0.08%          0.50%
                       Next $250 million           0.43%         0.07%          0.50%
                       $1 billion and more         0.45%         0.05%          0.50%

---------------

  * Effective September 1, 1999, the annual advisory fee was reduced from 1.00% to 0.95%. As a result, the actual advisory fee paid for year was 0.98%.

 ** $30,917 represents 0.45% of average daily net assets. Subject to the subadvisory agreement, VMF pays each subadviser 0.25% of assets they manage up to $100 million and 0.15% for assets of $100 million and more. However, minimum annual amounts included in the agreements of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith & Graham & Co. Asset Managers, L.P. are the responsibility of VMF. The total fees paid to the subadvisers of $40,000 represents these minimum amounts.

*** Effective September 27, 1999, the annual advisory fee was reduced from 1.05% to 0.50%. As a result, the actual advisory fee paid for the year was 0.88%. See Note 1 for further explanation.

Also on September 1, 1999 Villanova SA Capital Trust ("VSA") replaced NAS as administrator.

Per the Fund Administration Agreement, VSA also receives for its services for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $1 billion                      0.05%
          $1 billion and more                   0.04%

For Small Company Fund*, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Equity Fund, and Mid Cap Index Fund, VSA receives for its services for each Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $250 million                    0.07%
          Next $750 million                     0.05%
          $1 billion and more                   0.04%

---------------

* Effective September 1, 1999.

NISI (Nationwide Investors Services, Inc., a subsidiary of VSA, receives for its service as Transfer and Dividend Disbursing Agent for each Fund a fee of 0.01% of average daily net assets, calculated daily and paid monthly.

As stated above, on September 1, 1999, NAS was replaced by VMF as an investment advisor and VSA as administrator. Advisory and fund administration fees paid by the Fund prior to that date were paid to NAS. After

 100              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

September 1, 1999, advisory fees were paid to VMF and fund administration fees were paid to VSA. The information provided in this report relates to the total advisory and fund administration fees paid by the Fund for the fiscal period ended December 31, 1999.

Also on September 1, 1999, VSA entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agent services.

NFS and other financial institutions or servicing organizations may receive fees under the terms of an Administrative Services plan for providing administrative support services including but not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Funds.

4 -- BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. No compensating balances are required.

5 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the period ended December 31, 1999 are summarized as follows:

                                 LONG-TERM SECURITIES        U.S. GOVERNMENT OBLIGATIONS
                               PURCHASES        SALES         PURCHASES         SALES
                              ------------   ------------   --------------   ------------
Total Return Fund             $710,270,051   $790,880,871   $    3,772,518   $  3,773,000
Capital Appreciation Fund      261,923,307    296,349,098               --             --
Government Bond Fund           101,032,945     35,629,527      374,930,640    345,148,123
Money Market Fund                       --             --    1,073,550,286    951,016,614
Small Company Fund             501,925,686    518,481,661               --             --
Income Fund                      1,980,020      1,500,347        7,448,348      4,081,982
Strategic Growth Fund          246,295,827    191,569,965               --             --
Strategic Value Fund            19,553,710     17,357,623               --             --
Equity Income Fund              19,965,353      9,119,537               --             --
High Income Bond Fund           38,974,372     10,775,150               --             --
Balanced Fund                   91,870,652     50,826,660        4,911,032      5,403,958
Multi Sector Bond Fund         140,382,543   107,929,499         9,340,934      8,766,083
Small Cap Value Fund           311,236,544    248,578,472               --             --
Small Cap Growth Fund           18,471,950      8,668,634               --             --
Global Equity Fund              57,816,964     28,151,021               --             --
Mid Cap Index Fund              43,261,192     35,806,356               --        100,443

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) for the period ended December 31, 1999, based on cost for federal income tax

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               101

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

purposes, excluding forward currency contracts for the Multi Sector Bond Fund and Global Equity Fund are the following components:

                                                                                NET
                                              GROSS           GROSS          UNREALIZED
                                            UNREALIZED      UNREALIZED      APPRECIATION
                                              GAINS           LOSSES       (DEPRECIATION)
                                           ------------    ------------    --------------
Total Return Fund                          $924,559,734    $(74,638,963)    $849,920,771
Capital Appreciation Fund                   289,568,242     (45,031,368)     244,536,874
Government Bond Fund                          2,034,922     (34,769,871)     (32,734,949)
Small Company Fund                          180,130,112     (18,415,999)     161,714,113
Income Fund                                          --        (309,345)        (309,345)
Strategic Growth Fund                        17,140,502      (1,225,359)      15,915,143
Strategic Value Fund                          1,280,624      (2,026,518)        (745,894)
Equity Income Fund                            6,719,434      (1,443,859)       5,275,575
High Income Bond Fund                           847,814      (4,323,376)      (3,475,562)
Balanced Fund                                 3,565,085      (5,076,192)      (1,511,107)
Multi Sector Bond Fund                        1,411,693      (3,110,730)      (1,699,037)
Small Cap Value Fund                         12,323,687     (15,349,814)      (3,026,127)
Small Cap Growth                              5,298,989        (432,810)       4,866,179
Global Equity                                11,053,365      (3,364,962)       7,688,403
Mid Cap Index Fund                            3,002,951        (923,175)       2,079,776

6 -- PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market debt instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

 102              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

7 -- FEDERAL TAX INFORMATION

The following represents distributions from long-term capital gains for the funds for the period ended December 31, 1999:

Total Return Fund                      $88,838,144
Capital Appreciation Fund               59,944,105
Government Bond Fund                     1,459,051
Strategic Growth Fund                       22,298
Strategic Value Fund                         4,725
High Income Bond Fund                       20,742
Global Equity Fund                         841,562

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending December 31, 2000.

Government Bond Fund                   $ 50,490
Income Fund                               3,233
Strategic Value Fund                    523,473
Equity Income Fund                      290,755
High Income Bond Fund                   133,280
Balanced Fund                           527,390
Multi Sector Bond Fund                   31,428

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               103

                      [THIS PAGE INTENTIONALLY LEFT BLANK]